As filed with the Securities and Exchange Commission on April 30, 2004.
                                                     1933 Act File No: 333-41153
                                                     1940 Act File No: 811-08521

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.                            [ ]
                                            ----
         Post-Effective Amendment No.        10                 [X]
                                            ----
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.                       11                 [X]
                                            ----

                      Jackson National Separate Account III
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code:
                                 (517) 381-5500
--------------------------------------------------------------------------------

                                            With a copy to:
         Susan S. Rhee
         AVP & Assoc. General Counsel
         Jackson National Life              Joan E. Boros, Esq.
         Insurance Company                  Jorden Burt LLP
         1 Corporate Way                    1025 Thomas Jefferson St. NW
         Lansing, MI  48951                 Washington DC  20007-5201

                     (Name and Address of Agent for Service)

It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
  x      on May 1, 2004 pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
         on (date) pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This  post-effective  amendment  designates a new effective  date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered:
         Variable Portion of Individual Deferred Variable Annuity Contracts

                      JACKSON NATIONAL SEPARATE ACCOUNT III
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

                                                     Caption in Prospectus or
                                                     Statement of Additional
                                                     Information relating to
N-4 Item                                             each Item
--------                                             ---------

Part A.  Information Required in a Prospectus        Prospectus

1.    Cover Page                                     Cover Page

2.    Definitions                                    Not Applicable

3.    Synopsis                                       Key Facts; Fee Tables

4.    Condensed Financial Information                Appendix A

5.    General Description of Registrant,             The Company; The
      Depositor and Portfolio Companies              Separate Account;
                                                     Investment Portfolios

6.    Deductions                                     Contract Charges

7.    General Description of Variable                The Annuity Contract;
      Annuity Contracts                              Purchases; Transfers;
                                                     Access To Your Money;
                                                     Income Payments (The
                                                     Income Phase); Death
                                                     Benefit; Other
                                                     Information

8.    Annuity Period                                 Income Payments (The
                                                     Income Phase)

9.    Death Benefit                                  Death Benefit

10.   Purchases and Contract Value                   Contract Charges; Purchases

11.   Redemptions                                    Key Facts; Access To Your
                                                     Money

12.   Taxes                                          Taxes

13.   Legal Proceedings                              Other Information

14.   Table of Contents of the Statement of          Table of Contents of the
      Additional Information                         Statement of Additional
                                                     Information


         Information Required in a Statement of      Statement of
Part B.  Additional Information                      Additional Information
-------  ----------------------                      ----------------------

15.   Cover Page                                     Cover Page

16.   Table of Contents                              Table of Contents

17.   General Information and History                General Information
                                                     and History

18.   Services                                       Services

19.   Purchase of Securities Being Offered           Purchase of Securities
                                                     Being Offered

20.   Underwriters                                   Underwriters

21.   Calculation of Performance Data                Calculation of
                                                     Performance

22.   Annuity Payments                               Income Payments; Net
                                                     Investment Factor

23.   Financial Statements                           Financial Statements

Part C.
-------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to Registration Statement.

Explanatory Note

This Registration Statement contains 46 Funds of the JNL Series Trust, 6 Funds of the JNL Variable Fund LLC, and 1 Fund of the JNL Variable Fund III LLC. One version of the Prospectus will be created from this Registration Statement. The Prospectus will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.

                              PERSPECTIVE ADVISORS
                           FIXED AND VARIABLE ANNUITY
                                    ISSUED BY
                 JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND
                      JACKSON NATIONAL SEPARATE ACCOUNT III

o    Individual and group, flexible premium deferred annuity

o 2 guaranteed fixed accounts that each offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson National) (the "guaranteed fixed accounts"), as may be made available by us, or as may be otherwise limited by us

o    Investment Divisions which purchase shares of the following funds:

           JNL SERIES TRUST
           JNL/AIM Large Cap Growth Fund
           JNL/AIM Small Cap Growth Fund
           JNL/Alger Growth Fund
           JNL/Alliance Capital Growth Fund
           JNL/Eagle Core Equity Fund
           JNL/Eagle SmallCap Equity Fund
           JNL/FMR Balanced Fund
           JNL/FMR Capital Growth Fund
           JNL/JPMorgan International Value Fund
           JNL/Lazard Mid Cap Value Fund
           JNL/Lazard Small Cap Value Fund
           JNL/Mellon Capital Management S&P 500 Index Fund
           JNL/Mellon Capital Management S&P 400 MidCap Index Fund JNL/Mellon Capital Management Small Cap Index Fund
           JNL/Mellon Capital Management Bond Index Fund
           JNL/Mellon Capital Management International Index Fund
           JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund JNL/Oppenheimer Global Growth Fund
           JNL/Oppenheimer Growth Fund
           JNL/PIMCO Total Return Bond Fund
           JNL/PPM America Balanced Fund
           JNL/PPM America High Yield Bond Fund
           JNL/PPM America Money Market Fund
           JNL/PPM America Value Fund
           JNL/Putnam Equity Fund
           JNL/Putnam International Equity Fund
           JNL/Putnam Midcap Growth Fund
           JNL/Putnam Value Equity Fund
           JNL/Salomon Brothers Balanced Fund
           JNL/Salomon Brothers High Yield Bond Fund
           JNL/Salomon Brothers Strategic Bond Fund
           JNL/Salomon Brothers U.S. Government & Quality Bond Fund JNL/Select Large Cap Growth Fund
           JNL/Select Global Growth Fund
           JNL/T. Rowe Price Established Growth Fund
           JNL/T. Rowe Price Mid-Cap Growth Fund
           JNL/T. Rowe Price Value Fund
           JNL/S&P Aggressive Growth Fund I
           JNL/S&P Conservative Growth Fund I
           JNL/S&P Equity Aggressive Growth Fund I
           JNL/S&P Equity Growth Fund I
           JNL/S&P Moderate Growth Fund I
           JNL/S&P Very Aggressive Growth Fund I
           JNL/S&P Core Index 50 Fund
           JNL/S&P Core Index 75 Fund
           JNL/S&P Core Index 100 Fund

           JNL VARIABLE FUND LLC
           JNL/Mellon Capital Management Communications Sector Fund
           JNL/Mellon Capital Management Consumer Brands Sector Fund JNL/Mellon Capital Management Energy Sector Fund
           JNL/Mellon Capital Management Financial Sector Fund
           JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund JNL/Mellon Capital Management Technology Sector Fund


           JNL VARIABLE FUND III LLC

           JNL/Mellon Capital Management The DowSM 10 Fund


      WE OFFER OTHER VARIABLE ANNUITY PRODUCTS THAT OFFER DIFFERENT PRODUCT
                        FEATURES, BENEFITS AND CHARGES.

        THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE ADVISORS
            FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF
             THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT
                                   OTHERWISE.

  EFFECTIVE SEPTEMBER 16, 2002, PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY
         WILL NO LONGER BE AVAILABLE FOR PURCHASE BY NON-NATURAL OWNERS
            (ENTITIES) OTHER THAN QUALIFIED PLANS AND CERTAIN TRUSTS.


--------------------------------------------------------------------------------
Please read this prospectus before you purchase a Perspective Advisors Fixed and Variable Annuity. It contains important information about the Contract that you should know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Advisors Fixed and Variable Annuity Contract, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2004, by calling Jackson National at (800) 766-4683 or by writing Jackson National at: Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
           o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------




"Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM," and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to the Perspective Advisors Fixed and Variable Annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The DowSM 10 Fund. Please see Appendix A for additional information.


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard and Poor's Midcap 400" and "S&P Midcap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P(R).

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.


                                   MAY 1, 2004

                                TABLE OF CONTENTS


Key Facts..................................................................1

Fee Table..................................................................3


The Annuity Contract......................................................14

The Company...............................................................15

The Guaranteed Fixed Accounts.............................................15

The Separate Account......................................................16

Investment Divisions......................................................16

Contract Charges..........................................................19

Purchases.................................................................21

Transfers.................................................................22

Telephone and Internet Transactions.......................................23

Access to Your Money......................................................24

Income Payments (The Income Phase)........................................25

Death Benefit.............................................................26

Taxes.....................................................................29

Other Information.........................................................31

Privacy Policy............................................................33

Table of Contents of the Statement of Additional Information..............34


Appendix A...............................................................A-1

                                  (This page has been left blank intentionally.)

                                    KEY FACTS

--------------------------------------------------------------------------------
ANNUITY SERVICE CENTER:           1 (800) 766-4683
--------------------------------------------------------------------------------

         MAIL ADDRESS:            P.O. Box 378002, Denver, Colorado  80237-8002

         DELIVERY ADDRESS:        8055 East Tufts Avenue, Second Floor,
                                  Denver, Colorado  80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:             1 (800) 777-7779

         MAIL ADDRESS:            P.O. Box 30386, Lansing, Michigan  48909-9692

         DELIVERY ADDRESS:        1 Corporate Way, Lansing, Michigan  48951
                                  Attn:  IMG

HOME OFFICE:                      1 Corporate Way, Lansing, Michigan  48951


--------------------------------------------------------------------------------
THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson National provides a means for allocating on a tax-deferred basis for non-qualified Contracts to the guaranteed fixed accounts of Jackson National, as may be made available by us, or as may be otherwise limited by us, and the Investment Divisions (the
"Allocation Options"). There may be periods when we do not offer any fixed accounts, or impose special transfer requirements on the fixed accounts. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

--------------------------------------------------------------------------------
ALLOCATION OPTIONS

You can put money into any of the Allocation Options, but you may not put your money in more than eighteen of the variable options plus the guaranteed fixed accounts during the life of your Contract.

--------------------------------------------------------------------------------
EXPENSES

The Contract has insurance features and investment features, and there are costs related to each.

Jackson National makes a deduction for its insurance charges that is equal to 1.50% of the daily value of the Contracts invested in the Investment Divisions. This charge does not apply to the guaranteed fixed accounts. During the accumulation phase, Jackson National deducts a $50 annual Contract maintenance charge from your Contract.

Jackson National may assess a state premium tax charge which ranges from 0-3.5% (the amount of state premium tax, if any, will vary from state to state), depending upon the state, when you begin receiving regular income payments from your Contract, when you make a withdrawal or, in states where required, at the time premium payments are made.


There are also investment charges which are expected to range, on an annual basis, from .60% to 1.38% of the average daily value of the Funds, depending on the Fund.


--------------------------------------------------------------------------------

PURCHASES

Under most circumstances, you can buy a Contract for $25,000 or more. You can add $5,000 or more ($2,000 or more for a qualified plan Contract) at any time during the accumulation phase. We reserve the right to restrict availability or impose restrictions on the guaranteed fixed accounts. We reserve the right to refuse any premium payment. We expect to profit from certain charges assessed under the Contract (i.e., the mortality and expense risk charge) associated with the Contract.

--------------------------------------------------------------------------------

ACCESS TO YOUR MONEY

You can take money out of your Contract during the accumulation phase. You may have to pay income tax and a tax penalty on any money you take out.

--------------------------------------------------------------------------------
INCOME PAYMENTS

You may choose to receive regular income from your annuity. During the income phase, you have the same variable allocation options you had during the accumulation phase.

--------------------------------------------------------------------------------
DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.

--------------------------------------------------------------------------------
FREE LOOK

You can cancel the Contract within twenty days after receiving it (or whatever period is required in your state). Under most circumstances, Jackson National will return the amount your Contract is worth on the day we receive your request. This may be more or less than your original payment. If required by law, Jackson National will return your premium.

--------------------------------------------------------------------------------
TAXES

Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your Contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.
--------------------------------------------------------------------------------

                                    FEE TABLE

The information below describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The information describes the fees and expenses that you will pay at the time that you buy the Contract, receive income payments or transfer cash value between Allocation Options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES/1/

         MAXIMUM WITHDRAWAL CHARGE:
         None

         TRANSFER FEE:
         $25 for each transfer in excess of 15 in a Contract year

         COMMUTATION FEE2: An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).

The information below describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds' fees and expenses.

         CONTRACT MAINTENANCE CHARGE: $50 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

         Mortality and Expense Risk Charges                      1.35%
         Administration Charge                                    .15%
                                                                ---------
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.50%

The information below shows the minimum and maximum total operating expenses charged by the Funds and a full table of the expenses charged by all of the Funds, which you will pay during the time your money is allocated to the corresponding Investment Division.

TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses)


Minimum:  0.60%

Maximum: 1.38%

FUND ANNUAL EXPENSES
(as an annual percentage of the fund's average daily net assets)



----------------------------------------------------------    MANAGEMENT
                                                                 AND          ESTIMATED       12B-1                    TOTAL FUND
                                                            ADMINISTRATIVE  DISTRIBUTION     SERVICE        OTHER        ANNUAL
                                                                 FEE        (12B-1) FEES*     FEE**       EXPENSES+     EXPENSES
----------------------------------------------------------- --------------- -------------- ------------- ------------ -------------

JNL/AIM Large Cap Growth Fund                                    0.85%          0.08%          0.20%          0%            1.13%
JNL/AIM Small Cap Growth Fund                                    0.95%          0.04%          0.20%          0%            1.19%
JNL/Alger Growth Fund                                            0.88%          0.07%          0.20%          0%            1.15%
JNL/Alliance Capital Growth Fund                                 0.68%          0.03%          0.20%          0%            0.91%
JNL/Eagle Core Equity Fund                                       0.77%          0.04%          0.20%          0%            1.01%
JNL/Eagle SmallCap Equity Fund                                   0.85%          0.05%          0.20%          0%            1.10%
JNL/FMR Balanced Fund*****                                       0.80%          0.02%          0.20%          0%            1.02%
JNL/FMR Capital Growth Fund*****                                 0.80%          0.02%          0.20%          0%            1.02%
JNL/JPMorgan International Value Fund                            0.92%             0%          0.20%          0%            1.12%
JNL/Lazard Mid Cap Value Fund                                    0.88%          0.09%          0.20%          0%            1.17%
JNL/Lazard Small Cap Value Fund                                  0.93%          0.07%          0.20%          0%            1.20%
JNL/Mellon Capital Management S&P 500 Index Fund****             0.39%          0.01%          0.20%          0%            0.60%
JNL/Mellon Capital Management S&P 400 MidCap Index
      Fund****                                                   0.39%          0.01%          0.20%          0%            0.60%
JNL/Mellon Capital Management Small Cap Index Fund****           0.39%          0.01%          0.20%          0%            0.60%
JNL/Mellon Capital Management Bond Index Fund                    0.40%             0%          0.20%          0%            0.60%
JNL/Mellon Capital Management International Index Fund           0.45%             0%          0.20%          0%            0.65%
JNL/Mellon Capital Management Enhanced S&P 500 Stock
      Index Fund****                                             0.58%          0.02%          0.20%          0%            0.80%
JNL/Oppenheimer Global Growth Fund                               0.85%             0%          0.20%          0%            1.05%
JNL/Oppenheimer Growth Fund                                      0.80%             0%          0.20%          0%            1.00%
JNL/PIMCO Total Return Bond Fund                                 0.60%             0%          0.20%          0%            0.80%
JNL/PPM America Balanced Fund                                    0.60%          0.01%          0.20%          0%            0.81%
JNL/PPM America High Yield Bond Fund                             0.61%             0%          0.20%          0%            0.81%
JNL/PPM America Money Market Fund                                0.40%             0%          0.20%          0%            0.60%
JNL/PPM America Value Fund                                       0.65%          0.03%          0.20%          0%            0.88%
JNL/Putnam Equity Fund                                           0.77%          0.07%          0.20%          0%            1.04%
JNL/Putnam International Equity Fund                             0.93%          0.03%          0.20%          0%            1.16%
JNL/Putnam Midcap Growth Fund                                    0.85%          0.06%          0.20%          0%            1.11%
JNL/Putnam Value Equity Fund                                     0.74%          0.05%          0.20%          0%            0.99%
JNL/Salomon Brothers Balanced Fund                               0.07%             0%          0.20%          0%            0.90%
JNL/Salomon Brothers High Yield Fund                             0.70%             0%          0.20%          0%            0.90%
JNL/Salomon Brothers Strategic Bond Fund                         0.75%             0%          0.20%          0%            0.95%
JNL/Salomon Brothers U.S. Government and Quality Bond Fund       0.58%             0%          0.20%          0%            0.78%
JNL/Select Large Cap Growth Fund******                           0.78%          0.04%          0.20%          0%            1.02%
JNL/Select Global Growth Fund******                              0.89%          0.05%          0.20%          0%            1.14%
JNL/T. Rowe Price Established Growth Fund                        0.72%          0.03%          0.20%          0%            0.95%
JNL/T. Rowe Price Mid-Cap Growth Fund                            0.83%          0.01%          0.20%          0%            1.04%
JNL/T. Rowe Price Value Fund                                     0.80%          0.02%          0.20%          0%            1.02%
JNL/S&P Aggressive Growth Fund I***                              0.18%             0%           0%            0%            0.18%
JNL/S&P Conservative Growth Fund I***                            0.18%             0%           0%            0%            0.18%
JNL/S&P Equity Aggressive Growth Fund I***                       0.18%             0%           0%            0%            0.18%
JNL/S&P Equity Growth Fund I***                                  0.18%             0%           0%            0%            0.18%
JNL/S&P Moderate Growth Fund I***                                0.17%             0%           0%            0%            0.17%
JNL/S&P Very Aggressive Growth Fund I***                         0.18%             0%           0%            0%            0.18%
JNL/S&P Core Index 50 Fund***                                    0.18%             0%           0%            0%            0.18%
JNL/S&P Core Index 75 Fund***                                    0.18%             0%           0%            0%            0.18%
JNL/S&P Core Index 100 Fund***                                   0.18%             0%           0%            0%            0.18%
JNL/Mellon Capital Management The DowSM 10 Fund****              0.52%             0%          0.20%        0.01%           0.73%
JNL/ Mellon Capital Management Communications Sector
     Fund****                                                    0.52%             0%          0.20%        0.01%           0.73%
JNL/ Mellon Capital Management Consumer Brands Sector
     Fund****                                                    0.52%             0%          0.20%        0.02%           0.74%
JNL/ Mellon Capital Management Energy Sector Fund****            0.52%             0%          0.20%        0.02%           0.74%
JNL/ Mellon Capital Management Financial Sector Fund****         0.52%             0%          0.20%        0.01%           0.73%
JNL/ Mellon Capital Management Pharmaceutical/Healthcare
     Sector Fund****                                             0.52%             0%          0.20%        0.02%           0.74%
JNL/ Mellon Capital Management Technology Sector Fund****        0.52%             0%          0.20%        0.01%           0.73%




Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund pay an administrative fee of .15%; the nine JNL/S&P Funds pay an administrative fee of .05%; the other Funds pay an administrative fee of .10%. The administrative fees are paid to Jackson National Asset Management, LLC. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee. The management fee reflects a reduction in connection with the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares. The management fees shown in the table for the Mellon Capital Management funds are lower than the actual fees incurred in 2003, to reflect reductions in the contractual management fee rates.


* The Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote services and the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.


** Effective December 15, 2003, the Fund implemented a Rule 12b-1 fee for Class A shares as a part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

*** UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust and JNL Variable Fund LLC, the JNL/S&P Funds will indirectly bear their pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the Funds) could range from 0.77% to 1.38% (this range reflects an investment in the Fund with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of Funds in which it invests. The actual expenses may be greater or less than those shown.

    JNL/S&P Conservative Growth Fund I.............................  1.093%
    JNL/S&P Moderate Growth Fund I.................................  1.129%
    JNL/S&P Aggressive Growth Fund I...............................  1.167%
    JNL/S&P Very Aggressive Growth Fund I..........................  1.202%
    JNL/S&P Equity Growth Fund I...................................  1.195%
    JNL/S&P Equity Aggressive Growth Fund I........................  1.196%
    S&P/JNL Core Index 50 Fund ..................................... 1.038%
    S&P/JNL Core Index 75 Fund ................................... ..0.950%
    S&P/JNL Core Index 100 Fund ..................................   0.855%

S&P NAME. "Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

****As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

***** As of May 3, 2004, Fidelity Management & Research Company replaced Janus Capital Management LLC as the sub-adviser to this Fund.

****** As of May 3, 2004, Wellington Management Company LLP replaced Janus Capital Management LLC as the sub-adviser to this Fund.

+ Other Expenses reflect the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.

DOW JONES NAME. "Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM" and "The Dow 10SM " are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The DowSM 10 Fund. Please see Appendix A for additional information. The JNL/ Mellon Capital Management The DowSM 10 Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.


EXAMPLES. These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses and Fund fees and expenses.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year whether you surrender or maintain the Contract since there is no withdrawal charge. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include maximum Fund fees and expenses. Based on these assumptions, your costs would be:


1 YEAR            3 YEARS           5 YEARS          10 YEARS
$299              $915              $1,557           $3,280


The following examples include minimum fund fees and expenses. Based on these assumptions, your costs would be:


1 YEAR            3 YEARS           5 YEARS          10 YEARS
$221              $682              $1,170           $2,513


EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect the expenses of the separate account and the Funds. Premium taxes may also apply.

The examples reflect the Contract maintenance charge which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the guaranteed fixed accounts.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL STATEMENTS.  An accumulation unit value history is provided below.

ACCUMULATION UNIT VALUES


The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division for a base contract at a 1.50% Mortality, Expense and Administration level as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

Effective February 18, 2004, Mellon Capital Management replaced Curian Capital LLC as the sub-adviser to the following divisions: JNL/Mellon Capital Management Consumer Brands Sector, JNL/Mellon Capital Management Communications Sector, JNL/Mellon Capital Management Financial Sector, JNL/Mellon Capital Management Energy Sector, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector, JNL/Mellon Capital Management Technology Sector and the JNL/Mellon Capital Management The Dow SM 10..

Effective May 3, 2004, Wellington Management Company LLP replaced Janus Capital Management LLC as the sub-adviser to the following divisions: JNL/Select Large Cap Growth and JNL/Select Global Growth.

Effective May 3, 2004 the following mergers will take place among the divisions:
JNL/AIM Premier Equity II will be merged into JNL/AIM Large Cap Growth, JNL/Janus Growth & Income will be merged into JNL/Eagle Core Equity Fund, JNL/S&P Conservative Growth II will be merged into JNL/S&P Conservative Growth I, JNL/S&P Moderate Growth II will be merged into JNL/S&P Moderate Growth I, JNL/S&P Aggressive Growth II will be merged into JNL/S&P Aggressive Growth I, JNL/S&P Very Aggressive Growth II will be merged into JNL/S&P Very Aggressive Growth I, JNL/S&P Equity Growth II will be merged into JNL/S&P Equity Growth I, and JNL/S&P Equity Aggressive Growth II will be merged into JNL/S&P Equity Aggressive Growth I.

Effective May 3, 2004, the following division name change will occur: JNL/Salmon Brothers Global Bond will be changed to JNL/Salmon Brothers Strategic Bond.

INVESTMENT DIVISIONS              DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31, DECEMBER 31,  DECEMBER 31,
                                      2003          2002         2001          2000         1999        1998 (A)
                                      ----          ----         ----          ----         ----        --------
JNL/AIM Large Cap
Growth Division
  Accumulation unit value:
    Beginning of period               $7.65        $10.41       $10.00        N/A(f)       N/A(f)        N/A(f)
    End of period                     $9.79        $7.65        $10.41        N/A(f)       N/A(f)        N/A(f)
  Accumulation units outstanding
  at the end of period               134,552       21,263        7,657        N/A(f)       N/A(f)        N/A(f)

JNL/AIM Premier
Equity II Division
  Accumulation unit value:
    Beginning of period               $7.55        $10.68       $10.00        N/A(f)       N/A(f)        N/A(f)
    End of period                     $9.13        $7.55        $10.68        N/A(f)       N/A(f)        N/A(f)
  Accumulation units outstanding
  at the end of period               83,494        24,313         472         N/A(f)       N/A(f)        N/A(f)

JNL/AIM Small Cap
Growth Division
  Accumulation unit value:
    Beginning of period               $8.02        $11.21       $10.00        N/A(f)       N/A(f)        N/A(f)
    End of period                    $10.94        $8.02        $11.21        N/A(f)       N/A(f)        N/A(f)
  Accumulation units outstanding
  at the end of period               99,268        28,242        1,405        N/A(f)       N/A(f)        N/A(f)

JNL/Alliance Capital
Growth Division
  Accumulation unit value:
    Beginning of period               $7.22        $10.62       $12.62        $15.55       $12.31        $10.00
    End of period                     $8.84        $7.22        $10.62        $12.62       $15.55        $12.31
  Accumulation units outstanding
  at the end of period               517,723      608,840       890,440      995,023       615,807       80,806

JNL/JPMorgan International
Value Division
  Accumulation unit value:
    Beginning of period               $5.79        $8.00        $10.21        $12.24        $9.01        $10.00
    End of period                     $7.95        $5.79         $8.00        $10.21       $12.24        $9.01
  Accumulation units outstanding
  at the end of period               198,040      134,208       128,326      148,551       78,494        6,345

JNL/Janus Growth & Income Division (b)
  Accumulation unit value:
    Beginning of period               $5.28        $6.85         $8.04        $8.93         $8.63        $10.00
    End of period                     $6.49        $5.28         $6.85        $8.04         $8.93        $8.63
  Accumulation units outstanding
  at the end of period               803,458      868,940      1,076,144    1,015,146      531,964      171,838

JNL/Lazard Mid Cap
Value Division
  Accumulation unit value:
    Beginning of period              $10.57        $12.49       $11.20        $9.07         $8.78        $10.00
    End of period                    $13.42        $10.57       $12.49        $11.20        $9.07        $8.78
  Accumulation units outstanding
  at the end of period               528,274      456,258       446,452      366,780       171,410       52,028

JNL/Lazard Small Cap
Value Division
  Accumulation unit value:
    Beginning of period               $9.05        $11.09        $9.60        $8.36         $8.32        $10.00
    End of period                    $12.37        $9.05        $11.09        $9.60         $8.36        $8.32
  Accumulation units outstanding
  at the end of period               490,762      456,001       408,093      349,115       181,352       39,767

JNL/Oppenheimer
Global Growth Division
  Accumulation unit value:
    Beginning of period               $7.31        $9.55        $10.00        N/A(g)       N/A(g)        N/A(g)
    End of period                    $10.12        $7.31         $9.55        N/A(g)       N/A(g)        N/A(g)
  Accumulation units outstanding
  at the end of period               184,089      114,151       110,367       N/A(g)       N/A(g)        N/A(g)

JNL/Oppenheimer
Growth Division
  Accumulation unit value:
    Beginning of period               $6.79        $9.22        $10.00        N/A(g)       N/A(g)        N/A(g)
    End of period                     $7.87        $6.79         $9.22        N/A(g)       N/A(g)        N/A(g)
  Accumulation units outstanding
  at the end of period               82,999        46,680       28,414        N/A(g)       N/A(g)        N/A(g)

JNL/PIMCO Total Return
Bond Division
Accumulation unit value:
    Beginning of period              $13.14        $12.26       $11.35        $10.32       $10.50        $10.00
    End of period                    $13.57        $13.14       $12.26        $11.35       $10.32        $10.50
  Accumulation units outstanding
  at the end of period              1,133,980    1,361,808     1,061,846     677,074       506,433      235,487

JNL/PPM America
Money Market Division
  Accumulation unit value:
    Beginning of period              $11.16        $11.21       $11.01        $10.56       $10.24        $10.00
    End of period                    $11.05        $11.16       $11.21        $11.01       $10.56        $10.24
  Accumulation units outstanding
  at the end of period               394,327     2,581,638     3,489,306    3,872,725     2,478,280     206,487

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period               $6.52        $8.71        $11.80        $14.57       $11.43        $10.00
    End of period                     $8.17        $6.52         $8.71        $11.80       $14.57        $11.43
  Accumulation units outstanding
  at the end of the period           601,004      759,585      1,077,850    1,280,526      885,116      205,520

JNL/Putnam International
Equity Division (d)
  Accumulation unit value:
    Beginning of period               $6.71        $8.58        $10.93        $12.90        $9.91        $10.00
    End of period                     $8.50        $6.71         $8.58        $10.93       $12.90        $9.91
  Accumulation units outstanding
  at the end of the period           313,057      361,387       526,524      368,459       209,556       61,410

JNL/Putnam Midcap
Growth Division
  Accumulation unit value:
    Beginning of period               $5.47        $7.86        $10.93        $10.00       N/A(c)        N/A(c)
    End of period                     $7.20        $5.47         $7.86        $10.93       N/A(c)        N/A(c)
  Accumulation units outstanding
  at the end of the period           174,036      139,600       222,689      172,864       N/A(c)        N/A(c)

JNL/Putnam Value
Equity Division
  Accumulation unit value:
    Beginning of period               $7.50        $9.49        $10.29        $9.76        $10.02        $10.00
    End of period                     $9.20        $7.50         $9.49        $10.29        $9.76        $10.02
  Accumulation units outstanding
  at the end of the period           746,206      857,688      1,060,109     959,018       773,947      218,997

JNL/S&P Conservative
Growth Division II
  Accumulation unit value:
    Beginning of period               $7.89        $9.18        $10.02        $10.80        $9.44        $10.00
    End of period                     $9.39        $7.89         $9.18        $10.02       $10.80        $9.44
  Accumulation units outstanding
  at the end of period              1,406,981    1,500,626     1,329,841     970,385       602,879      180,307

JNL/S&P Moderate
Growth Division II
  Accumulation unit value:
    Beginning of period               $8.35        $10.04       $11.26        $12.23       $10.11        $10.00
    End of period                    $10.13        $8.35        $10.04        $11.26       $12.23        $10.11
  Accumulation units outstanding
  at the end of period              1,908,212    1,972,821     1,776,212    1,588,367      854,501      282,366

JNL/S&P Aggressive
Growth Division II
  Accumulation unit value:
    Beginning of period               $7.52        $9.71        $11.29        $12.60        $9.94        $10.00
    End of period                     $9.34        $7.52         $9.71        $11.29       $12.60        $9.94
  Accumulation units outstanding
  at the end of period               408,574      524,309       615,727      554,148       268,049       26,852

JNL/S&P Very Aggressive
Growth Division II
  Accumulation unit value:
    Beginning of period               $8.21        $11.16       $12.87        $14.99       $10.68        $10.00
    End of period                    $10.38        $8.21        $11.16        $12.87       $14.99        $10.68
  Accumulation units outstanding
  at the end of period               203,859      231,091       283,250      341,631       208,299       14,476

JNL/S&P Equity
Growth Division II
  Accumulation unit value:
    Beginning of period               $7.23        $9.93        $11.78        $13.34        $9.93        $10.00
    End of period                     $9.06        $7.23         $9.93        $11.78       $13.34        $9.93
  Accumulation units outstanding
  at the end of period               705,253      745,979       946,070      954,582       354,886       60,447

JNL/S&P Equity Aggressive
Growth Division II
  Accumulation unit value:
    Beginning of period               $7.80        $10.59       $12.33        $14.10       $10.25        $10.00
    End of period                     $9.85        $7.80        $10.59        $12.33       $14.10        $10.25
  Accumulation units outstanding
  at the end of period               158,394      193,453       267,003      281,652       67,079        21,850

JNL/Salomon Brothers
Balanced Division
  Accumulation unit value:
    Beginning of period               $9.54        $10.44       $10.65        $9.99        $10.14        $10.00
    End of period                    $11.00        $9.54        $10.44        $10.65        $9.99        $10.14
  Accumulation units outstanding
  at the end of the period           571,985      496,500       526,216      422,854       377,698      132,312

JNL/Salomon Brothers
Global Bond Division
  Accumulation unit value:
    Beginning of period              $11.75        $11.01       $10.46        $9.91         $9.87        $10.00
    End of period                    $13.14        $11.75       $11.01        $10.46        $9.91        $9.87
  Accumulation units outstanding
  at the end of the period           223,316      195,636       189,768      225,791       142,600       94,907

JNL/Salomon Brothers High
Yield Bond Division
  Accumulation unit value:
    Beginning of period               $9.75        $9.36         $9.02        $9.61         $9.93        $10.00
    End of period                    $12.09        $9.75         $9.36        $9.02         $9.61        $9.93
  Accumulation units outstanding
  at the end of period               527,018      662,941       526,109      530,062       486,613      210,063

JNL/Select Large Cap
Growth Division
  Accumulation unit value:
    Beginning of period               $9.25        $13.37       $19.44        $24.96       $13.03        $10.00
    End of period                    $12.34        $9.25        $13.37        $19.44       $24.96        $13.03
  Accumulation units outstanding
  at the end of period               692,407      841,962      1,102,790    1,363,778      958,597      147,588

JNL/Select Global
Growth Division
  Accumulation unit value:
    Beginning of period               $7.35        $10.23       $13.58        $16.87       $10.40        $10.00
    End of period                     $8.97        $7.35        $10.23        $13.58       $16.87        $10.40
  Accumulation units outstanding
  at the end of period               504,546      743,815      1,428,717    1,429,517     1,186,162     157,121

JNL/T. Rowe Price
Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period               $9.92        $12.90       $13.30        $12.60       $10.31        $10.00
    End of period                    $13.55        $9.92        $12.90        $13.30       $12.60        $10.31
  Accumulation units outstanding
  at the end of period               570,497      533,930       690,219      787,379       415,659      129,491

JNL/Mellon Capital Management
The DowSM 10 Division
  Accumulation unit value:
    Beginning of period               $7.75        $8.73         $9.16        $8.88        $10.00        N/A(e)
    End of period                     $9.52        $7.75         $8.73        $9.16         $8.88        N/A(e)
  Accumulation units outstanding
  at the end of period               507,880      305,788       205,498      154,301       42,257        N/A(e)

JNL/Mellon Capital Management
Communications Sector Division
  Accumulation unit value:
    Beginning of period              $10.00        N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)
    End of period                    $10.68        N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)
  Accumulation units outstanding
  at the end of period                  -          N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)

JNL/Mellon Capital Management
Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period              $10.00        N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)
    End of period                    $10.18        N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)
  Accumulation units outstanding
  at the end of period                 496         N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)

JNL/Mellon Capital Management
Energy Sector Division
  Accumulation unit value:
    Beginning of period              $10.00        N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)
    End of period                    $10.54        N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)
  Accumulation units outstanding
  at the end of period                 684         N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)

JNL/Mellon Capital Management
Financial Sector Division
  Accumulation unit value:
    Beginning of period              $10.00        N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)
    End of period                    $10.23        N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)
  Accumulation units outstanding
  at the end of period                 493         N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)

JNL/Mellon Capital Management
Pharmaceutical/Healthcare
Sector Division
  Accumulation unit value:
    Beginning of period              $10.00        N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)
    End of period                    $10.22        N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)
  Accumulation units outstanding
  at the end of period                1,492        N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)

JNL/Mellon Capital Management
Technology Sector Division
  Accumulation unit value:
    Beginning of period              $10.00        N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)
    End of period                    $10.08        N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)
  Accumulation units outstanding
  at the end of period                  -          N/A(h)       N/A(h)        N/A(h)       N/A(h)        N/A(h)


(a)  The Separate Account commenced operations on April 13, 1998.
(b) Prior to May 1, 2000, the JNL/Janus Growth & Income Division was the Goldman Sachs/JNL Growth & Income Division and the management fee was 1.025%.
(c)  The JNL/Putnam Midcap Growth Division commenced operations on May 1, 2000.
(d)  Prior to May 1, 2000, the JNL/Putnam International Equity Division was the
     T. Rowe Price/JNL International Equity Investment Division and the management fee was 1.08%.
(e) The JNL/Mellon Capital Management The DowSM 10 Division commenced operations on August 16, 1999. (f) Each of the JNL/AIM Large Cap Growth Division, JNL/AIM Premier Equity II Division and JNL/AIM Small Cap
     Growth Division commenced operations on October 29, 2001.
(g) Each of the JNL/Oppenheimer Global Growth Division and JNL/Oppenheimer Growth Division commenced operations on May 1, 2001.
(h)  Commencement of operations December 15, 2003.

The consolidated balance sheets of Jackson National as of December 31, 2003 and 2002 , and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2003, and the statements of assets and liabilities of Jackson National Separate Account III as of December 31, 2003, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended are included in the SAI.


                              THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson National is a Contract between you, the owner, and Jackson National, an insurance company. The Contract provides a means for allocating on a tax-deferred basis in guaranteed fixed accounts, as may be made available by us, or as may be otherwise limited by us, and the Investment Divisions. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The Contract, like all deferred annuity Contracts, has two phases: (1) the accumulation phase, and (2) the income phase. Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified Contract or a tax-qualified Contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers guaranteed fixed accounts, as may be made available by us, or as may be otherwise limited by us. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

The Contract also offers Investment Divisions. The Investment Divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

As the owner, you can exercise all the rights under the Contract. You and your spouse can be joint owners. You can assign the Contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

The Contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group Contracts. In those states where Contracts are issued as group Contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                   THE COMPANY

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly-owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the Contracts and the separate account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract owner and the number and type of Contracts issued to each Contract owner, and records with respect to the value of each Contract.

The Contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group Contracts. In those states where Contracts are issued as group Contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."


Jackson National is working to provide statements/correspondence/information electronically. When this program is available, Jackson National Life will, if possible, forward statements/correspondence/information electronically. If you elect to receive statements/correspondence electronically and wish to discontinue electronic delivery, contact Jackson National's Service Center in writing.


                          THE GUARANTEED FIXED ACCOUNTS

If you select a guaranteed fixed account, your money will be placed with Jackson National's other assets. The guaranteed fixed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed fixed accounts. Disclosures regarding the Fixed Account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Your Contract contains a more complete description of the available guaranteed fixed accounts, as supplemented by our administrative requirements relating to transfers. Both the availability of the guaranteed fixed account options, and transfers into and out of the guaranteed fixed account options, may be subject to contractual and administrative requirements. Accordingly, before purchasing a Contract, you should consult your JNL representative with respect to the current availability of the guaranteed fixed accounts and their limitations.

                              THE SEPARATE ACCOUNT

The Jackson National Separate Account III was established by Jackson National on October 23, 1997, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National and the obligations under the Contracts are obligations of Jackson National. However, the Contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson National may issue.

The separate account is divided into Investment Divisions. Jackson National does not guarantee the investment performance of the separate account or the Investment Divisions.

                              INVESTMENT DIVISIONS

You can put money in any or all of the Investment Divisions; however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts during the life of your Contract. The Investment Divisions purchase shares of the following Funds:


JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Alliance Capital Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund
JNL/FMR Capital Growth Fund
JNL/JPMorgan International Value Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Balanced Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Money Market Fund
JNL/PPM America Value Fund
JNL/Putnam Equity Fund
JNL/Putnam International Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/Salomon Brothers Balanced Fund
JNL/Salomon Brothers High Yield Bond Fund
JNL/Salomon Brothers Strategic Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/Select Large Cap Growth Fund
JNL/Select Global Growth Fund
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Aggressive Growth Fund I
JNL/S&P Conservative Growth Fund I
JNL/S&P Equity Aggressive Growth Fund I
JNL/S&P Equity Growth Fund I
JNL/S&P Moderate Growth Fund I
JNL/S&P Very Aggressive Growth Fund I
JNL/S&P Core Index 50 Fund
JNL/S&P Core Index 75 Fund
JNL/S&P Core Index 100 Fund

JNL VARIABLE FUND LLC
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Energy Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund JNL/Mellon Capital Management Technology Sector Fund

JNL VARIABLE FUND III LLC
JNL/Mellon Capital Management The DowSM 10 Fund




       The Funds are described in the attached prospectuses for the JNL Series Trust, JNL Variable Fund LLC and the JNL Variable Fund III LLC. Jackson National Asset Management, LLC serves as investment adviser for all of the Funds. The sub-adviser for each fund is listed in the following table:

        SUB-ADVISER                                     FUND

      ------------------------------------------- ----------------------------------------------------------
      A I M Capital Management, Inc.              JNL/AIM Large Cap Growth Fund
                                                  JNL/AIM Small Cap Growth Fund
      ------------------------------------------- ----------------------------------------------------------
      Alliance Capital Management L.P.            JNL/Alliance Capital Growth Fund
      ------------------------------------------- ----------------------------------------------------------
      Eagle Asset Management                      JNL/Eagle Core Equity Fund
                                                  JNL/Eagle SmallCap Equity Fund
      ------------------------------------------- ----------------------------------------------------------
      Fidelity Management &Research Company       JNL/FMR Balanced Fund
                                                  JNL/FMR Capital Growth Fund
      ------------------------------------------- ----------------------------------------------------------
      Fred Alger Management, Inc.                 JNL/Alger Growth Fund
      ------------------------------------------- ----------------------------------------------------------
      J.P. Morgan Investment Management Inc.      JNL/JPMorgan International Value Fund
      ------------------------------------------- ----------------------------------------------------------
      Lazard Asset Management                     JNL/Lazard Mid Cap Value Fund
                                                  JNL/Lazard Small Cap Value Fund
      ------------------------------------------- ----------------------------------------------------------
      Mellon Capital Management Corporation       JNL/Mellon Capital Management S&P 500 Index Fund
                                                  JNL/Mellon Capital Management S&P 400 MidCap Index Fund
                                                  JNL/Mellon Capital Management Bond Index Fund
                                                  JNL/Mellon Capital Management International Index Fund
                                                  JNL/Mellon Capital Management Small Cap Index Fund
                                                  JNL/Mellon Capital Management Enhanced S&P 500 Stock
                                                  Index Fund
                                                  JNL/Mellon Capital Management The DowSM 10 Fund
                                                  JNL/Mellon Capital Management Communications Sector Fund
                                                  JNL/Mellon Capital Management Consumer Brands Fund
                                                  JNL/Mellon Capital Management Energy Sector Fund
                                                  JNL/Mellon Capital Management Financial Sector Fund
                                                  JNL/Mellon Capital Management Pharmaceutical/Healthcare
                                                  Sector Fund
                                                  JNL/Mellon Capital Management Technology Sector Fund
      ------------------------------------------- ----------------------------------------------------------
      OppenheimerFunds, Inc.                      JNL/Oppenheimer Global Growth Fund
                                                  JNL/Oppenheimer Growth Fund
      ------------------------------------------- ----------------------------------------------------------
      Pacific Investment Management Company       JNL/PIMCO Total Return Bond Fund
      ------------------------------------------- ----------------------------------------------------------
      PPM America, Inc.                           JNL/PPM America Balanced Fund
                                                  JNL/PPM America High Yield Bond Fund
                                                  JNL/PPM America Money Market Fund
                                                  JNL/PPM America Value Fund
      ------------------------------------------- ----------------------------------------------------------
      Putnam Investment Management, Inc.          JNL/Putnam Equity Fund
                                                  JNL/Putnam International Equity Fund
                                                  JNL/Putnam Midcap Growth Fund
                                                  JNL/Putnam Value Equity Fund
      ------------------------------------------- ----------------------------------------------------------
      Standard & Poor's Investment Advisory       JNL/S&P Aggressive Growth Fund I
      Services, Inc.                              JNL/S&P Conservative Growth Fund I
                                                  JNL/S&P Equity Aggressive
                                                  Growth Fund I JNL/S&P Equity
                                                  Growth Fund I JNL/S&P Moderate
                                                  Growth Fund I JNL/S&P Very
                                                  Aggressive Growth Fund I
                                                  JNL/S&P Core Index 50 Fund
                                                  JNL/S&P Core Index 75 Fund
                                                  JNL/S&P Core Index 100 Fund
      ------------------------------------------- ----------------------------------------------------------
      Salomon Brothers Asset Management Inc.      JNL/Salomon Brothers Balanced Fund
                                                  JNL/Salomon Brothers High Yield Bond Fund
                                                  JNL/Salomon Brothers Strategic Bond Fund
                                                  JNL/Salomon Brothers U.S. Government & Quality Bond Fund
      ------------------------------------------- ----------------------------------------------------------
      T. Rowe Price Associates, Inc.              JNL/T. Rowe Price Established Growth Fund
                                                  JNL/T. Rowe Price Mid-Cap Growth Fund
                                                  JNL/T. Rowe Price Value Fund
      ------------------------------------------- ----------------------------------------------------------
      Wellington Management Company LLP           JNL/Select Large Cap Growth Fund
                                                  JNL/Select Global Growth Fund

      ------------------------------------------- ----------------------------------------------------------


The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Fund may be higher or lower than the result of such mutual funds. We cannot guarantee and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Funds described are available only through variable annuity Contracts issued by JNL. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.


Depending on market conditions, you can make or lose money in any of the Investment Divisions that invest in the Fund. You should read the prospectuses for the JNL Series Trust, JNL Variable Fund LLC and the JNL Variable Fund III LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.


VOTING RIGHTS. To the extent required by law, Jackson National will obtain from you and other owners of the Contracts instructions as to how to vote when a Fund solicits proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

SUBSTITUTION. Jackson National may be required or determine in its sole discretion to substitute a different mutual Fund for the one in which the Investment Division is currently invested. This will be done with any required approval of the SEC. Jackson National will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges and other expenses associated with the Contracts that reduce the investment return of your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.50% of the daily value of the Contracts invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts.

These charges are for the mortality risks, expense risks and administrative expenses assumed by Jackson National. We will pay the charges not covered by the insurance charges. These charges compensate us for the risks we assume in connection with all Contracts, not just your Contract. The mortality risks that Jackson National assumes arise from our obligations under the Contracts:

     o to make income payments for the life of the annuitant during the income phase; and

     o to provide both a standard and enhanced death benefits prior to the income date.

The expense risk that Jackson National assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the Contract maintenance charge.

CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National deducts a $50 annual Contract maintenance charge on each anniversary of the date on which your Contract was issued. If you make a complete withdrawal from your Contract, the Contract maintenance charge will also be deducted. This charge is for administrative expenses. The Contract maintenance charge will be assessed on the contract anniversary or upon full withdrawal and is taken from the Investment Divisions and guaranteed fixed account options based on the proportion their respective value bears to the contract value.

Jackson National will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson National may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a Contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs and any transfers we require, or may charge a lesser fee where required by state law.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).


OTHER EXPENSES. Jackson National pays the operating expenses of the separate account, including those not covered by the mortality and expense and administrative charge.


There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust, JNL Variable Fund LLC and the JNL Variable Fund III LLC.

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund and the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund pay an administrative fee of .15%; the nine JNL/S&P Funds pay an administrative fee of .05%; the other Funds pay an administrative fee of .10%.


PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state) depending on the state.

INCOME TAXES. Jackson National reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division. No federal income taxes are applicable under present law, and we are not making any such deduction.


DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiary of Jackson National.

Commissions will be paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid, Jackson National may also pay trail commissions. Jackson National may also pay commissions on the income date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. Under certain circumstances, Jackson National may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. Jackson National may use any of its corporate assets to cover the cost of distribution, including any profit from the Contract's insurance charges. Jackson National is affiliated with the following broker-dealers:
National Planning Corporation; SII Investments, Inc.; IFC Holdings, Inc. D/B/A Invest Financial Corporation; and Investment Centers of America, Inc.

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between .30% and .45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.


                                    PURCHASES
MINIMUM INITIAL PREMIUM:

     o    $25,000 under most circumstances

     o    The maximum we accept without our prior approval is $1 million.

MINIMUM ADDITIONAL PREMIUMS:

     o    $5,000 for a non-qualified plan Contract

     o    $2,000 for a qualified plan Contract

     o    $50 under the automatic payment plan

You can pay additional premiums at any time during the accumulation phase.


The minimum that you may allocate to a guaranteed fixed account or Investment Division is $100. There is a $100 minimum balance requirement for each guaranteed fixed account and Investment Division. We reserve the right to restrict availability or impose restrictions on the guaranteed fixed accounts. A withdrawal request that would reduce the remaining contract value to less than $100 will be treated as a request for a complete withdrawal.


ALLOCATIONS OF PREMIUM. When you purchase a Contract, Jackson National will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen variable options available under the Contract; however, you may not allocate your money to more than eighteen variable options plus the guaranteed fixed accounts during the life of your Contract.

Jackson National will issue your Contract and allocate your first premium within 2 business days after we receive your first premium and all information required by us for purchase of a Contract. If we do not receive all of the required information, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the required information.

The Jackson National business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


CAPITAL PROTECTION PROGRAM. Jackson National offers a Capital Protection program that a Contract owner may request at issue. Under this program, Jackson National will allocate enough of your premium to the guaranteed fixed account you select so that such part, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1 or 3 years, the total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium. This program is available only if the guaranteed fixed account options are available. You should consult your JNL representative with respect to the current availability of guaranteed fixed accounts, their limitations, and the availability of the Capital Protection program.


For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Thus, as this example demonstrates, the shorter guarantee periods require allocation of substantially all of your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

ACCUMULATION UNITS. The contract value allocated to the Investment Divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your Contract, Jackson National uses a unit of measure called an accumulation unit. During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the Investment Divisions. This is done by:

     1. determining the total amount of assets held in the particular Investment Division;

     2. subtracting any insurance charges and any other charges, such as taxes;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National credits your Contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division.

                                    TRANSFERS

You can transfer money among the Allocation Options during the accumulation phase, subject to certain terms and conditions. During the income phase, you can transfer money between Investment Divisions.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in an available guaranteed fixed account or Investment Division would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer. There may be periods when we do not offer any guaranteed fixed accounts, or when we impose special transfer requirements on the guaranteed fixed accounts.

RESTRICTIONS ON TRANSFERS. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers among Investment Divisions may be modified if we determine that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that we consider to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or

     o    limiting the dollar amount that you may transfer at any one time.



If we identify a pattern of frequent trading in and out of the sub-accounts, we place the Contract on a watch list, and if the trading pattern continues, we may terminate the transfer privileges, or terminate electronic or telephone transfer privileges or require the transfer instructions to be mailed through regular US postal service, as necessary. We do not exempt any person or class of persons from this policy. We reserve the right to change, terminate, limit, or suspend the transfer provisions at any time. If we limit the transfer privileges, you may need to make a partial surrender to access the value of your Contract in the Investment Division from which you sought a transfer. We will notify you and your representative in writing within 5 days after the pattern of frequent trading is identified.

Starting May 1, 2004, We will restrict round trip transfers made within 15 calendar days. We will allow redemptions from a sub-account, however, once a complete or partial redemption has been made from a sub-account through a sub-account transfer, you will not be permitted to transfer contract value back into that sub-account within 15 calendar days of the redemption. This restriction will not apply to the money market sub-account, the Fixed Accounts, Dollar Cost Averaging or the Automatic Rebalancing program. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous 15 days whether the transfer was requested by you or a third party. This restriction is designed to prevent abusive trading practices. If We determine that our goal of curtailing abusive trading practices is not being fulfilled, We may amend or replace the procedure described above without prior notice. We will consider waiving the procedure described above for unanticipated financial emergencies. Please contact our Service Center if your transfer request entails what you believe is a financial emergency.


                       TELEPHONE AND INTERNET TRANSACTIONS


THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet Web site, subject to our right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change Your PIN at www.jnl.com.


WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization given via an application, the JNL Website, or through other means to JNL shall be deemed authorization by you for JNL to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless we are notified by you to the contrary. To notify JNL, please call us at the Service Center number referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by Jackson National at the time and date stated on the electronic acknowledgement Jackson National returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson National will retain permanent records of all Web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone the Service Center immediately.

HOW TO CANCEL A TRANSACTION. Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.


OUR PROCEDURES. Jackson National has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications, and other specific details. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.


Jackson National does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson National also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege at any time.


Upon notification of the owner's death, any telephone transfer authorization, other than by the surviving joint owners, designated by the owner ceases and Jackson National will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.


                              ACCESS TO YOUR MONEY
You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1. the value of the Contract on the day your withdrawal request is received by Us;

     2.   less any premium tax; and

     3.   less any Contract maintenance charge.

Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse Contract holder monies.


Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in each guaranteed fixed account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining contract value to less than $100 will be treated as a request for a complete withdrawal.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limitations on withdrawals from qualified plans.  See "Taxes."

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National may be required to suspend or delay withdrawals or transfers from an Investment Division when:

     a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     b)   trading on the New York Stock Exchange is restricted;

     c) an emergency exists so that it is not reasonably practicable to dispose of securities in the separate account or determine the division value of its assets; or

     d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist.

Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your Contract. The income date is the month and year in which those payments begin. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us notice 7 days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified Contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your Contract in the Investment Division(s) on the income date;

     2. the 4.5% assumed investment rate used in the annuity table for the Contract; and

     3.   the performance of the Investment Divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your contract value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Fund. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME OPTIONS. The annuitant is the person whose life we look to when we make income payments. (Each description assumes that you are the owner and annuitant.) The following income options may not be available in all states.

     OPTION 1 - Life Income. This income option provides monthly payments for your life.

     OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

     OPTION 3 - Life Annuity With 120 or 240 Monthly Fixed Periods. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

     OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

     ADDITIONAL OPTIONS - Other income options may be made available by Jackson National.

                                  DEATH BENEFIT

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive completed claim forms and proof of death from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive completed claim forms and due proof of death from the first beneficiary). The difference between the account value and the guaranteed minimum death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Lansing, Michigan service center.


DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.

The death benefit is the greater of:

     1.   the current value of your Contract, or

     2.   the guaranteed minimum death benefit.

     GUARANTEED MINIMUM DEATH BENEFIT.

          o PRIOR TO THE FIRST ANNIVERSARY OF THE CONTRACT ISSUE DATE, the guaranteed minimum death benefit is equal to total premiums minus the sum of total withdrawals, charges and premium taxes incurred in the first Contract year.

          o ON EACH ANNIVERSARY OF THE CONTRACT ISSUE DATE PRIOR TO THE DATE OF DEATH, the guaranteed minimum death benefit is calculated based on your attained age. It is calculated as follows:

     AGES 0 - 70. The greater of:

          a. the guaranteed minimum death benefit on the last Contract anniversary

               i. adjusted for any premiums paid since the last Contract anniversary

               ii.  minus  the sum of total  withdrawals,  charges  and  premium
                    taxes   incurred   since  the  last   Contract   anniversary
                    accumulated at 2%

          b.   the current value of the Contract

     AGES 71 - 80. The greater of:

          a. the guaranteed minimum death benefit on the last Contract anniversary

               i. adjusted for any premiums paid since the last Contract anniversary

               ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last Contract anniversary

          b.   the current value of the Contract

     AGES 81 AND OLDER.

          a. the guaranteed minimum death benefit on the last Contract anniversary

               i. adjusted for any premiums paid since the last Contract anniversary

               ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last Contract anniversary

          o AFTER THE FIRST ANNIVERSARY OF THE CONTRACT ISSUE DATE, AT ANY TIME BETWEEN ANNIVERSARIES, the guaranteed minimum death benefit is equal to:

               a. the guaranteed minimum death benefit on the last Contract anniversary prior to the date of death

                    i. adjusted for any premiums paid since the last Contract anniversary

                    ii. minus the sum of total withdrawals, charges and premium taxes incurred since the last Contract anniversary

From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an Investment Division will be subject to investment risk. This investment risk is borne by the Beneficiary(ies).

The death benefit can be paid under one of the following death benefit options:

     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current contract value.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the income date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name, the new contract value will be considered the initial premium for purposes of determining any future death benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

If you have elected the Preselected Death Benefit Option , the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.
                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a qualified Contract. Tax deferral under a tax-qualified Contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified Contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified Contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a nonqualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life or a period not exceeding life expectancy of the recipient or of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.


TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.


WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract owner had no liability for the fees and
(iii) the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest income date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of a Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.


OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas a Contract offers 53 Investment Divisions and 2 Fixed Accounts, although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.


                                OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and the other guaranteed fixed accounts from the one-year guaranteed fixed account or any of the other Investment Divisions. If the guaranteed fixed accounts are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. This theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.


EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one-year guaranteed fixed account option, if currently available, and the JNL/PPM America Money Market Fund).


REBALANCING. You can arrange to have Jackson National automatically reallocate your contract value among Investment Divisions and the one-year guaranteed fixed account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your contract value allocated to the better performing Investment Divisions.

Jackson National does not currently charge for participation in this program. We may do so in the future.

FREE LOOK. You may return your Contract to the selling agent or Jackson National within 20 days (or whatever period is required by your state) after receiving it. Jackson National will return the contract value in the Investment Division plus any fees and expenses deducted from the premiums allocated to the Investment Divisions plus the full amount of premiums you allocated to the guaranteed fixed accounts (if available). We will determine the contract value in the Investment Divisions on the date we receive your request if you mail it to us or the date you return it to the selling agent. Jackson National will return premium payments where required by law.

ADVERTISING. From time to time, Jackson National may advertise several types of performance for the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

          o    STANDARDIZED   AVERAGE  ANNUAL  TOTAL  RETURN  is  calculated  in
               accordance with SEC guidelines.

          o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the Contract maintenance charge. The deduction of the Contract maintenance would reduce the percentage increase or make greater any percentage decrease.


MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with Jackson National's administrative systems, rules and procedures. Prior to 2001, Jackson National required entities performing market timing and asset allocation services to enter into a market timing agreement, which set forth certain conditions intended to limit adverse impact on the other Owners. Jackson National no longer requires an agreement, as Jackson National limits such transfers, as described below, and in the "Transfers" section of this Prospectus. Because excessive trades in an underlying Fund can hurt the performance of the Fund and corresponding Investment Divisions and harm Contract owners, Jackson National reserves the right to refuse any transfer requests from a market timing and asset allocation service or other non-Contract owners that it believes will disadvantage the Fund or the Contract owners.

Market timing or asset allocation services may conflict with transactions under Jackson National's dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs"). Accordingly, when Jackson National receives notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, Jackson National will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.


RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson National may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.


LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

IN GENERAL, ANY DISCLOSURES TO AFFILIATED OR NONAFFILIATED PARTIES WILL BE FOR THE PURPOSE OF THEM PROVIDING SERVICES FOR US SO THAT WE MAY MORE EFFICIENTLY ADMINISTER YOUR CONTRACT AND PROCESS THE TRANSACTIONS AND SERVICES YOU REQUEST. We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.


--------------------------------------------------------------------------------
QUESTIONS. If you have questions about your Contract, you may call or write to us at:

     o Jackson National Life Annuity Service Center: (800) 766-4683, P.O. Box 378002, Denver, Colorado 80237-8002

     o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692

--------------------------------------------------------------------------------

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ........................................ 2

Services ............................................................... 2


Purchase of Securities Being Offered ................................... 3

Underwriters ........................................................... 3

Calculation of Performance ............................................. 3

Additional Tax Information ............................................. 5

Net Investment Factor ..................................................17

Financial Statements ...................................................19

                                   APPENDIX A
DOW JONES DOES NOT:


o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The DowSM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management The DowSM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The DowSM 10 Fund or the owners of the JNL/Mellon Capital Management The DowSM 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.



--------------------------------------------------------------------------------


DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND.

SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o    THE RESULTS TO BE OBTAINED BY THE  JNL/MELLON  CAPITAL  MANAGEMENT THE
          DOWSM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

o THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND OR ANY OTHER THIRD PARTIES.


--------------------------------------------------------------------------------









--------

1 See "Contract Charges" When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $15 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Excess interest adjustments will not be charged on wire/overnight fees.


2 This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.

                       STATEMENT OF ADDITIONAL INFORMATION



                                   MAY 1, 2004




                          INDIVIDUAL AND GROUP DEFERRED
                      FIXED AND VARIABLE ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT III
                   OF JACKSON NATIONAL LIFE INSURANCE COMPANY




This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2004. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P. O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-766-4683.





                                TABLE OF CONTENTS
                                                                  PAGE

General Information and History......................................2
Services.............................................................2
Purchase of Securities Being Offered.................................2
Underwriters.........................................................2
Calculation of Performance...........................................2
Additional Tax Information...........................................8
Net Investment Factor ..............................................18
Financial Statements ...............................................20

GENERAL INFORMATION AND HISTORY

Jackson National Separate Account III (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National). Jackson National is a wholly-owned subsidiary of Brooke Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.


The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


SERVICES

Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.


The financial statements of Jackson National Separate Account III and Jackson National for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Jackson National's audit report refers to the adoption effective January 1, 2001 of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Investments and Hedging Activities", and the adoption effective April 1, 2001 of the Emerging Issues Task Force Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". KPMG LLP is located at 300 East Wacker Drive, Suite 1400, Chicago, Illinois 60601.


Jorden Burt LLP provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 East Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National.


The aggregate amount of underwriting commissions paid to broker/dealers were:
$3,506,693 in 2001, $7,145,657 in 2002 and $3,346,290 in 2003. JNLD did not
retain any portion of the commissions.


CALCULATION OF PERFORMANCE

When Jackson National advertises performance for an Investment Division (except the JNL/PPM America Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Fund. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the Contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Jackson National may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding Fund has been in existence for longer than the Investment Division, the non-standardized total return quotations will show the investment performance the Investment Division would have achieved (reduced by the applicable charges) had it been invested in the Fund for the period quoted.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                                    [OBJECT OMITTED]

Where:

a   =   net  investment  income  earned during the period
        by the Fund attributable to shares owned by the Investment Division.
b   =   expenses for the Investment  Division accrued for
        the period (net of reimbursements).
c   =   the average  daily number of  accumulation  units
        outstanding during the period.
d   =   the maximum offering price per accumulation  unit
        on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Fund. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/PPM America Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/PPM America Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/PPM America Money Market Division's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/PPM America Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/PPM America Money Market Division nor that Division's investment in the JNL/PPM America Money Market Fund, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.


Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas the Contract offers 53 Investment Divisions and 7 Fixed Accounts although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30 day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.


Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple annuity Contracts which are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract. The IRS has announced that it is reconsidering this rule and that during its reconsideration, the rule is not effective. The IRS has further announced that if this rule, or a similar rule is adopted after its reconsideration, such rule will not come into effect before January 2004.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

          (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457


         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of 100% of the participant's includible compensation, or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3% of compensation limitation on deferrals to 100% of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.


         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

          o    attains age 70 1/2,

          o    severs employment,

          o    dies, or

          o suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

          (a)  is the net result of:

               (1) the net asset value of a Fund share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

               (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

               (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

          (b) is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and

          (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

JACKSON NATIONAL SEPARATE ACCOUNT III


[GRAPHIC OMITTED]

FINANCIAL STATEMENTS

DECEMBER 31, 2003

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                                       JNL/                                     JNL/                 JNL/
                                                  AIM Large Cap       JNL/AIM Premier       AIM Small Cap      Alliance Capital
                                                 Growth Portfolio   Equity II Portfolio   Growth Portfolio     Growth Portfolio
                                                ------------------- -------------------- -------------------- -------------------
ASSETS
Investments, at value (a)                              $ 1,317,755            $ 761,966          $ 1,086,023         $ 4,576,359
Receivables:
   Investment securities sold                                   52                   31                   43                 198
   Sub-account units sold                                   44,643                    -               44,469                 645
                                                ------------------- -------------------- -------------------- -------------------
TOTAL ASSETS                                             1,362,450              761,997            1,130,535           4,577,202
                                                ------------------- -------------------- -------------------- -------------------

LIABILITIES
Payables:
   Investment securities purchased                          44,643                    -               44,469                 645
   Sub-account units redeemed                                    -                    -                    -                  10
   Insurance fees due to Jackson National Life                  52                   31                   43                 188
                                                ------------------- -------------------- -------------------- -------------------
TOTAL LIABILITIES                                           44,695                   31               44,512                 843
                                                ------------------- -------------------- -------------------- -------------------
NET ASSETS                                             $ 1,317,755            $ 761,966          $ 1,086,023         $ 4,576,359
                                                =================== ==================== ==================== ===================

UNITS OUTSTANDING                                          134,552               83,494               99,268             517,723

UNIT VALUE                                                  $ 9.79               $ 9.13              $ 10.94              $ 8.84

---------------------------------------------   ---------------------------------------------------------------------------------

(a)  Investment shares                                     124,199               78,634               93,061             461,327
     Investments at cost                               $ 1,196,166            $ 700,280            $ 992,785         $ 3,901,219



                                                    JNL/Curian           JNL/Curian          JNL/Curian         JNL/Curian
                                                  Communications      Consumer Brands          Energy            Financial
                                                 Sector Portfolio     Sector Portfolio    Sector Portfolio   Sector Portfolio
                                               --------------------- -------------------  ----------------- --------------------
ASSETS
Investments, at value (a)                                       $ -             $ 5,049            $ 7,207              $ 5,048
Receivables:
   Investment securities sold                                 1,816               1,629              1,791                1,739
   Sub-account units sold                                         -                   -                  -                    -
                                               --------------------- -------------------  ----------------- --------------------
TOTAL ASSETS                                                  1,816               6,678              8,998                6,787
                                               --------------------- -------------------  ----------------- --------------------

LIABILITIES
Payables:
   Investment securities purchased                                -                   -                  -                    -
   Sub-account units redeemed                                 1,816               1,629              1,791                1,739
   Insurance fees due to Jackson National Life                    -                   -                  -                    -
                                               --------------------- -------------------  ----------------- --------------------
TOTAL LIABILITIES                                             1,816               1,629              1,791                1,739
                                               --------------------- -------------------  ----------------- --------------------
NET ASSETS                                                      $ -             $ 5,049            $ 7,207              $ 5,048
                                               ===================== ===================  ================= ====================

UNITS OUTSTANDING                                                 -                 496                684                  493

UNIT VALUE                                                  $ 10.68             $ 10.18            $ 10.54              $ 10.23

---------------------------------------------  ---------------------------------------------------------------------------------

(a)  Investment shares                                            -                 471                510                  436
     Investments at cost                                        $ -             $ 5,019            $ 6,888              $ 5,011



                                                    JNL/Curian
                                                  Pharmaceutical/         JNL/Curian
                                                    Healthcare            Technology
                                                 Sector Portfolio      Sector Portfolio
                                               ---------------------- --------------------
ASSETS
Investments, at value (a)                                   $ 15,246                  $ -
Receivables:
   Investment securities sold                                  1,738                1,612
   Sub-account units sold                                          -                    -
                                               ---------------------- --------------------
TOTAL ASSETS                                                  16,984                1,612
                                               ---------------------- --------------------

LIABILITIES
Payables:
   Investment securities purchased                                 -                    -
   Sub-account units redeemed                                  1,737                1,612
   Insurance fees due to Jackson National Life                     1                    -
                                               ---------------------- --------------------
TOTAL LIABILITIES                                              1,738                1,612
                                               ---------------------- --------------------
NET ASSETS                                                  $ 15,246                  $ -
                                               ====================== ====================

UNITS OUTSTANDING                                              1,492                    -

UNIT VALUE                                                   $ 10.22              $ 10.08

---------------------------------------------  -------------------------------------------

(a)  Investment shares                                         1,352                    -
     Investments at cost                                    $ 15,021                  $ -

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                                    JNL/Curian           JNL/Janus          JNL/Janus          JNL/Janus
                                                    The Dow SM           Aggressive          Global         Growth & Income
                                                   10 Portfolio       Growth Portfolio  Equities Portfolio     Portfolio
                                               ---------------------  ----------------- ------------------ ------------------
ASSETS
Investments, at value (a)                               $ 4,836,755        $ 8,544,607        $ 4,525,744        $ 5,214,827
Receivables:
   Investment securities sold                                 2,065                372                244                214
   Sub-account units sold                                         -                  -                  -                  -
                                               ---------------------  ----------------- ------------------ ------------------
TOTAL ASSETS                                              4,838,820          8,544,979          4,525,988          5,215,041
                                               ---------------------  ----------------- ------------------ ------------------

LIABILITIES
Payables:
   Investment securities purchased                                -                  -                  -                  -
   Sub-account units redeemed                                 1,866                 21                 58                  -
   Insurance fees due to Jackson National Life                  199                351                186                214
                                               ---------------------  ----------------- ------------------ ------------------
TOTAL LIABILITIES                                             2,065                372                244                214
                                               ---------------------  ----------------- ------------------ ------------------
NET ASSETS                                              $ 4,836,755        $ 8,544,607        $ 4,525,744        $ 5,214,827
                                               =====================  ================= ================== ==================

UNITS OUTSTANDING                                           507,880            692,407            504,546            803,458

UNIT VALUE                                                   $ 9.52            $ 12.34             $ 8.97             $ 6.49

---------------------------------------------  ------------------------------------------------------------------------------

(a)  Investment shares                                      475,590            484,114            259,653            738,644
     Investments at cost                                $ 4,174,633        $ 7,551,164        $ 4,191,912        $ 4,692,945



                                                 JNL/JPMorgan         JNL/Lazard          JNL/Lazard      JNL/Oppenheimer
                                                 International          Mid Cap           Small Cap        Global Growth
                                                Value Portfolio     Value Portfolio    Value Portfolio       Portfolio
                                               ------------------  ------------------  ----------------- -------------------
ASSETS
Investments, at value (a)                            $ 1,574,573         $ 7,091,001        $ 6,072,503         $ 1,862,888
Receivables:
   Investment securities sold                                 63                 399              1,013                 341
   Sub-account units sold                                 39,545               4,000                  -              11,012
                                               ------------------  ------------------  ----------------- -------------------
TOTAL ASSETS                                           1,614,181           7,095,400          6,073,516           1,874,241
                                               ------------------  ------------------  ----------------- -------------------

LIABILITIES
Payables:
   Investment securities purchased                        39,545               4,000                  -              11,012
   Sub-account units redeemed                                  -                 108                763                 265
   Insurance fees due to Jackson National Life                63                 291                250                  76
                                               ------------------  ------------------  ----------------- -------------------
TOTAL LIABILITIES                                         39,608               4,399              1,013              11,353
                                               ------------------  ------------------  ----------------- -------------------
NET ASSETS                                           $ 1,574,573         $ 7,091,001        $ 6,072,503         $ 1,862,888
                                               ==================  ==================  ================= ===================

UNITS OUTSTANDING                                        198,040             528,274            490,762             184,089

UNIT VALUE                                                $ 7.95             $ 13.42            $ 12.37             $ 10.12

---------------------------------------------  -----------------------------------------------------------------------------

(a)  Investment shares                                   205,827             538,830            465,326             184,080
     Investments at cost                             $ 1,438,287         $ 6,155,145        $ 4,929,824         $ 1,728,200



                                                                       JNL/PIMCO
                                                JNL/Oppenheimer      Total Return
                                                Growth Portfolio    Bond Portfolio
                                               -------------------  ----------------
ASSETS
Investments, at value (a)                               $ 653,430      $ 15,383,133
Receivables:
   Investment securities sold                               3,976            39,275
   Sub-account units sold                                       -             7,253
                                               -------------------  ----------------
TOTAL ASSETS                                              657,406        15,429,661
                                               -------------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                              -             7,253
   Sub-account units redeemed                               3,949            38,641
   Insurance fees due to Jackson National Life                 27               634
                                               -------------------  ----------------
TOTAL LIABILITIES                                           3,976            46,528
                                               -------------------  ----------------
NET ASSETS                                              $ 653,430      $ 15,383,133
                                               ===================  ================

UNITS OUTSTANDING                                          82,999         1,133,980

UNIT VALUE                                                 $ 7.87           $ 13.57

---------------------------------------------  -------------------------------------

(a)  Investment shares                                     78,917         1,308,090
     Investments at cost                                $ 592,676      $ 14,686,516

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                                     JNL/PPM                              JNL/Putnam         JNL/Putnam
                                                  America Money        JNL/Putnam       International          Midcap
                                                Market Portfolio    Equity Portfolio   Equity Portfolio   Growth Portfolio
                                               -------------------- -----------------  -----------------  -----------------
ASSETS
Investments, at value (a)                              $ 4,356,611       $ 4,907,298        $ 2,660,917        $ 1,252,342
Receivables:
   Investment securities sold                                3,647               244                109                 51
   Sub-account units sold                                    1,033                 -                  -                  -
                                               -------------------- -----------------  -----------------  -----------------
TOTAL ASSETS                                             4,361,291         4,907,542          2,661,026          1,252,393
                                               -------------------- -----------------  -----------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                           1,033                 -                  -                  -
   Sub-account units redeemed                                3,468                42                  -                  -
   Insurance fees due to Jackson National Life                 179               202                109                 51
                                               -------------------- -----------------  -----------------  -----------------
TOTAL LIABILITIES                                            4,680               244                109                 51
                                               -------------------- -----------------  -----------------  -----------------
NET ASSETS                                             $ 4,356,611       $ 4,907,298        $ 2,660,917        $ 1,252,342
                                               ==================== =================  =================  =================

UNITS OUTSTANDING                                          394,327           601,004            313,057            174,036

UNIT VALUE                                                 $ 11.05            $ 8.17             $ 8.50             $ 7.20

---------------------------------------------  ----------------------------------------------------------------------------

(a)  Investment shares                                   4,356,611           296,693            276,890            183,628
     Investments at cost                               $ 4,356,611       $ 4,247,919        $ 2,485,748        $ 1,123,315


                                                   JNL/Putnam             JNL/S&P             JNL/S&P           JNL/S&P Equity
                                                  Value Equity           Aggressive         Conservative          Aggressive
                                                    Portfolio        Growth Portfolio II Growth Portfolio II  Growth Portfolio II
                                               --------------------  ------------------- -------------------  --------------------
ASSETS
Investments, at value (a)                              $ 6,862,430          $ 3,815,968        $ 13,207,313           $ 1,559,750
Receivables:
   Investment securities sold                                1,309              203,226               7,954                    62
   Sub-account units sold                                        -                    -                   -                44,469
                                               --------------------  ------------------- -------------------  --------------------
TOTAL ASSETS                                             6,863,739            4,019,194          13,215,267             1,604,281
                                               --------------------  ------------------- -------------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                               -                    -                   -                44,469
   Sub-account units redeemed                                1,027              203,061               7,411                     -
   Insurance fees due to Jackson National Life                 282                  165                 543                    62
                                               --------------------  ------------------- -------------------  --------------------
TOTAL LIABILITIES                                            1,309              203,226               7,954                44,531
                                               --------------------  ------------------- -------------------  --------------------
NET ASSETS                                             $ 6,862,430          $ 3,815,968        $ 13,207,313           $ 1,559,750
                                               ====================  =================== ===================  ====================

UNITS OUTSTANDING                                          746,206              408,574           1,406,981               158,394

UNIT VALUE                                                  $ 9.20               $ 9.34              $ 9.39                $ 9.85

---------------------------------------------  -----------------------------------------------------------------------------------

(a)  Investment shares                                     426,503              438,617           1,418,616               174,274
     Investments at cost                               $ 6,350,811          $ 4,431,148        $ 12,844,973           $ 1,975,901



                                                                         JNL/S&P
                                                 JNL/S&P Equity          Moderate
                                               Growth Portfolio II   Growth Portfolio II
                                               --------------------  -----------------
ASSETS
Investments, at value (a)                              $ 6,390,262       $ 19,330,768
Receivables:
   Investment securities sold                                3,663             19,157
   Sub-account units sold                                   10,989                  -
                                               --------------------  -----------------
TOTAL ASSETS                                             6,404,914         19,349,925
                                               --------------------  -----------------

LIABILITIES
Payables:
   Investment securities purchased                          10,989                  -
   Sub-account units redeemed                                3,401             18,362
   Insurance fees due to Jackson National Life                 262                795
                                               --------------------  -----------------
TOTAL LIABILITIES                                           14,652             19,157
                                               --------------------  -----------------
NET ASSETS                                             $ 6,390,262       $ 19,330,768
                                               ====================  =================

UNITS OUTSTANDING                                          705,253          1,908,212

UNIT VALUE                                                  $ 9.06            $ 10.13

---------------------------------------------  ---------------------------------------

(a)  Investment shares                                     758,938          2,026,286
     Investments at cost                               $ 7,892,466       $ 19,860,184

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003


                                                                             JNL/                 JNL/
                                                     JNL/S&P           Salomon Brothers     Salomon Brothers
                                                 Very Aggressive           Balanced              Global
                                               Growth Portfolio II        Portfolio          Bond Portfolio
                                               ---------------------  -------------------  --------------------
ASSETS
Investments, at value (a)                               $ 2,116,808          $ 6,289,415           $ 2,935,424
Receivables:
   Investment securities sold                                 3,540                4,220                   121
   Sub-account units sold                                         -               21,828                   556
                                               ---------------------  -------------------  --------------------
TOTAL ASSETS                                              2,120,348            6,315,463             2,936,101
                                               ---------------------  -------------------  --------------------

LIABILITIES
Payables:
   Investment securities purchased                                -               21,828                   556
   Sub-account units redeemed                                 3,453                3,962                     -
   Insurance fees due to Jackson National Life                   87                  258                   121
                                               ---------------------  -------------------  --------------------
TOTAL LIABILITIES                                             3,540               26,048                   677
                                               ---------------------  -------------------  --------------------
NET ASSETS                                              $ 2,116,808          $ 6,289,415           $ 2,935,424
                                               =====================  ===================  ====================

UNITS OUTSTANDING                                           203,859              571,985               223,316

UNIT VALUE                                                  $ 10.38              $ 11.00               $ 13.14

---------------------------------------------  ----------------------------------------------------------------

(a)  Investment shares                                      232,872              573,852               257,493
     Investments at cost                                $ 2,690,593          $ 5,828,068           $ 2,822,184



                                                      JNL/
                                                Salomon Brothers        JNL/T. Rowe
                                                   High Yield          Price Mid-Cap
                                                 Bond Portfolio       Growth Portfolio
                                               --------------------  -------------------
ASSETS
Investments, at value (a)                              $ 6,370,556          $ 7,730,157
Receivables:
   Investment securities sold                               22,798                  316
   Sub-account units sold                                        -               51,714
                                               --------------------  -------------------
TOTAL ASSETS                                             6,393,354            7,782,187
                                               --------------------  -------------------

LIABILITIES
Payables:
   Investment securities purchased                               -               51,714
   Sub-account units redeemed                               22,535                    -
   Insurance fees due to Jackson National Life                 263                  316
                                               --------------------  -------------------
TOTAL LIABILITIES                                           22,798               52,030
                                               --------------------  -------------------
NET ASSETS                                             $ 6,370,556          $ 7,730,157
                                               ====================  ===================

UNITS OUTSTANDING                                          527,018              570,497

UNIT VALUE                                                 $ 12.09              $ 13.55

---------------------------------------------  -----------------------------------------

(a)  Investment shares                                     793,344              310,573
     Investments at cost                               $ 6,210,338          $ 6,787,233


JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                    JNL/                                     JNL/                 JNL/
                                               AIM Large Cap       JNL/AIM Premier       AIM Small Cap      Alliance Capital
                                              Growth Portfolio   Equity II Portfolio   Growth Portfolio     Growth Portfolio
                                             ------------------- -------------------- -------------------- -------------------
INVESTMENT INCOME
   Dividends                                                $ -                  $ -                  $ -                 $ -
                                             ------------------- -------------------- -------------------- -------------------

EXPENSES
   Insurance charges                                      7,964                4,730                8,580              71,807
                                             ------------------- -------------------- -------------------- -------------------
TOTAL EXPENSES                                            7,964                4,730                8,580              71,807
                                             ------------------- -------------------- -------------------- -------------------
                                             ------------------- -------------------- -------------------- -------------------
NET INVESTMENT LOSS                                      (7,964)              (4,730)              (8,580)            (71,807)
                                             ------------------- -------------------- -------------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                    -                    -                   -
   Investments                                           11,305                 (111)              66,313              54,713
Net change in unrealized appreciation
   on investments                                       126,519               67,386               97,797             922,010
                                             ------------------- -------------------- -------------------- -------------------
NET REALIZED AND UNREALIZED GAIN                        137,824               67,275              164,110             976,723
                                             ------------------- -------------------- -------------------- -------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    $ 129,860             $ 62,545            $ 155,530           $ 904,916
-------------------------------------------  =================== ==================== ==================== ===================


                                                 JNL/Curian            JNL/Curian           JNL/Curian            JNL/Curian
                                               Communications       Consumer Brands           Energy               Financial
                                            Sector Portfolio (a)  Sector Portfolio (a)  Sector Portfolio (a) Sector Portfolio (a)
                                            --------------------- --------------------- -------------------- ----------------------
INVESTMENT INCOME
   Dividends                                                 $ -                   $ -                  $ -                    $ -
                                            --------------------- --------------------- -------------------- ----------------------

EXPENSES
   Insurance charges                                           1                     1                    5                      2
                                            --------------------- --------------------- -------------------- ----------------------
TOTAL EXPENSES                                                 1                     1                    5                      2
                                            --------------------- --------------------- -------------------- ----------------------
                                            --------------------- --------------------- -------------------- ----------------------
NET INVESTMENT LOSS                                           (1)                   (1)                  (5)                    (2)
                                            --------------------- --------------------- -------------------- ----------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                     -                    -                      -
   Investments                                               117                    10                   79                     13
Net change in unrealized appreciation
   on investments                                              -                    30                  319                     37
                                            --------------------- --------------------- -------------------- ----------------------
NET REALIZED AND UNREALIZED GAIN                             117                    40                  398                     50
                                            --------------------- --------------------- -------------------- ----------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                         $ 116                  $ 39                $ 393                   $ 48
------------------------------------------- ===================== ===================== ==================== ======================


                                                 JNL/Curian
                                               Pharmaceutical/         JNL/Curian
                                                 Healthcare            Technology
                                            Sector Portfolio (a)   Sector Portfolio (a)
                                            ---------------------- --------------------
INVESTMENT INCOME
   Dividends                                                  $ -                  $ -
                                            ---------------------- --------------------

EXPENSES
   Insurance charges                                            7                    1
                                            ---------------------- --------------------
TOTAL EXPENSES                                                  7                    1
                                            ---------------------- --------------------
                                            ---------------------- --------------------
NET INVESTMENT LOSS                                            (7)                  (1)
                                            ---------------------- --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                      -                    -
   Investments                                                 26                   13
Net change in unrealized appreciation
   on investments                                             225                    -
                                            ---------------------- --------------------
NET REALIZED AND UNREALIZED GAIN                              251                   13
                                            ---------------------- --------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                          $ 244                 $ 12
------------------------------------------- ====================== ====================

(a) Commencement of operations December 15, 2003.



JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                 JNL/Curian           JNL/Janus          JNL/Janus          JNL/Janus
                                                 The Dow SM           Aggressive          Global         Growth & Income
                                                10 Portfolio       Growth Portfolio  Equities Portfolio     Portfolio
                                            ---------------------  ----------------- ------------------ ------------------
INVESTMENT INCOME
   Dividends                                                 $ -                $ -                $ -           $ 24,868
                                            ---------------------  ----------------- ------------------ ------------------

EXPENSES
   Insurance charges                                      40,003            136,070             97,195             75,529
                                            ---------------------  ----------------- ------------------ ------------------
TOTAL EXPENSES                                            40,003            136,070             97,195             75,529
                                            ---------------------  ----------------- ------------------ ------------------
                                            ---------------------  ----------------- ------------------ ------------------
NET INVESTMENT LOSS                                      (40,003)          (136,070)           (97,195)           (50,661)
                                            ---------------------  ----------------- ------------------ ------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                  -                  -                  -
   Investments                                           (91,602)         1,314,298          1,015,350           (108,396)
Net change in unrealized appreciation
   on investments                                        852,903          1,249,867            440,733          1,185,158
                                            ---------------------  ----------------- ------------------ ------------------
NET REALIZED AND UNREALIZED GAIN                         761,301          2,564,165          1,456,083          1,076,762
                                            ---------------------  ----------------- ------------------ ------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     $ 721,298        $ 2,428,095        $ 1,358,888        $ 1,026,101
------------------------------------------- =====================  ================= ================== ==================


                                              JNL/JPMorgan         JNL/Lazard          JNL/Lazard      JNL/Oppenheimer
                                              International          Mid Cap           Small Cap        Global Growth
                                             Value Portfolio     Value Portfolio    Value Portfolio       Portfolio
                                            ------------------  ------------------  ----------------- -------------------
INVESTMENT INCOME
   Dividends                                         $ 19,374            $ 13,509                $ -                 $ -
                                            ------------------  ------------------  ----------------- -------------------

EXPENSES
   Insurance charges                                   14,305              82,600             72,837              26,094
                                            ------------------  ------------------  ----------------- -------------------
TOTAL EXPENSES                                         14,305              82,600             72,837              26,094
                                            ------------------  ------------------  ----------------- -------------------
                                            ------------------  ------------------  ----------------- -------------------
NET INVESTMENT LOSS                                     5,069             (69,091)           (72,837)            (26,094)
                                            ------------------  ------------------  ----------------- -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                  -                   -                  -                   -
   Investments                                        206,211             336,921            365,319             623,768
Net change in unrealized appreciation
   on investments                                     151,909           1,016,216          1,253,492             140,791
                                            ------------------  ------------------  ----------------- -------------------
NET REALIZED AND UNREALIZED GAIN                      358,120           1,353,137          1,618,811             764,559
                                            ------------------  ------------------  ----------------- -------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 363,189         $ 1,284,046        $ 1,545,974           $ 738,465
------------------------------------------- ==================  ==================  ================= ===================


                                                                    JNL/PIMCO
                                             JNL/Oppenheimer      Total Return
                                             Growth Portfolio    Bond Portfolio
                                            -------------------  ----------------
INVESTMENT INCOME
   Dividends                                               $ -         $ 222,101
                                            -------------------  ----------------

EXPENSES
   Insurance charges                                     7,358           263,538
                                            -------------------  ----------------
TOTAL EXPENSES                                           7,358           263,538
                                            -------------------  ----------------
                                            -------------------  ----------------
NET INVESTMENT LOSS                                     (7,358)          (41,437)
                                            -------------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                   -           279,491
   Investments                                          19,636           644,878
Net change in unrealized appreciation
   on investments                                       67,592          (332,757)
                                            -------------------  ----------------
NET REALIZED AND UNREALIZED GAIN                        87,228           591,612
                                            -------------------  ----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                    $ 79,870         $ 550,175
------------------------------------------- ===================  ================

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                  JNL/PPM                              JNL/Putnam         JNL/Putnam
                                               America Money        JNL/Putnam       International          Midcap
                                             Market Portfolio    Equity Portfolio   Equity Portfolio   Growth Portfolio
                                            -------------------- -----------------  -----------------  -----------------
INVESTMENT INCOME
   Dividends                                           $ 68,797          $ 14,640           $ 39,070                $ -
                                            -------------------- -----------------  -----------------  -----------------

EXPENSES
   Insurance charges                                    204,231            80,129             54,447             17,721
                                            -------------------- -----------------  -----------------  -----------------
TOTAL EXPENSES                                          204,231            80,129             54,447             17,721
                                            -------------------- -----------------  -----------------  -----------------
                                            -------------------- -----------------  -----------------  -----------------
NET INVESTMENT LOSS                                    (135,434)          (65,489)           (15,377)           (17,721)
                                            -------------------- -----------------  -----------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                 -                  -                  -
   Investments                                                -           304,931          1,053,015            144,099
Net change in unrealized appreciation
   on investments                                             -           796,246            195,499            150,967
                                            -------------------- -----------------  -----------------  -----------------
NET REALIZED AND UNREALIZED GAIN                              -         1,101,177          1,248,514            295,066
                                            -------------------- -----------------  -----------------  -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                   $ (135,434)      $ 1,035,688        $ 1,233,137          $ 277,345
------------------------------------------- ==================== =================  =================  =================


                                                JNL/Putnam             JNL/S&P             JNL/S&P           JNL/S&P Equity
                                               Value Equity           Aggressive         Conservative          Aggressive
                                                 Portfolio        Growth Portfolio II Growth Portfolio II  Growth Portfolio II
                                            --------------------  ------------------- -------------------  --------------------
INVESTMENT INCOME
   Dividends                                           $ 73,755             $ 34,754           $ 244,255                 $ 886
                                            --------------------  ------------------- -------------------  --------------------

EXPENSES
   Insurance charges                                     98,952               56,043             184,811                21,183
                                            --------------------  ------------------- -------------------  --------------------
TOTAL EXPENSES                                           98,952               56,043             184,811                21,183
                                            --------------------  ------------------- -------------------  --------------------
                                            --------------------  ------------------- -------------------  --------------------
NET INVESTMENT LOSS                                     (25,197)             (21,289)             59,444               (20,297)
                                            --------------------  ------------------- -------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                    -                   -                     -
   Investments                                          (93,062)            (554,437)           (287,601)             (340,550)
Net change in unrealized appreciation
   on investments                                     1,483,188            1,378,309           2,364,782               681,406
                                            --------------------  ------------------- -------------------  --------------------
NET REALIZED AND UNREALIZED GAIN                      1,390,126              823,872           2,077,181               340,856
                                            --------------------  ------------------- -------------------  --------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 1,364,929            $ 802,583         $ 2,136,625             $ 320,559
------------------------------------------- ====================  =================== ===================  ====================


                                                                      JNL/S&P
                                              JNL/S&P Equity          Moderate
                                            Growth Portfolio II   Growth Portfolio II
                                            --------------------  -----------------
INVESTMENT INCOME
   Dividends                                            $ 7,622          $ 243,330
                                            --------------------  -----------------

EXPENSES
   Insurance charges                                     82,470            256,330
                                            --------------------  -----------------
TOTAL EXPENSES                                           82,470            256,330
                                            --------------------  -----------------
                                            --------------------  -----------------
NET INVESTMENT LOSS                                     (74,848)           (13,000)
                                            --------------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -                  -
   Investments                                         (702,394)          (869,873)
Net change in unrealized appreciation
   on investments                                     2,021,093          4,172,829
                                            --------------------  -----------------
NET REALIZED AND UNREALIZED GAIN                      1,318,699          3,302,956
                                            --------------------  -----------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 1,243,851        $ 3,289,956
------------------------------------------- ====================  =================

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                          JNL/                 JNL/
                                                  JNL/S&P           Salomon Brothers     Salomon Brothers
                                              Very Aggressive           Balanced              Global
                                            Growth Portfolio II        Portfolio          Bond Portfolio
                                            ---------------------  -------------------  --------------------
INVESTMENT INCOME
   Dividends                                               $ 372            $ 121,385             $ 125,250
                                            ---------------------  -------------------  --------------------

EXPENSES
   Insurance charges                                      29,317               80,417                39,076
                                            ---------------------  -------------------  --------------------
TOTAL EXPENSES                                            29,317               80,417                39,076
                                            ---------------------  -------------------  --------------------
                                            ---------------------  -------------------  --------------------
NET INVESTMENT LOSS                                      (28,945)              40,968                86,174
                                            ---------------------  -------------------  --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                     -                    -                37,099
   Investments                                          (211,351)              26,465                54,647
Net change in unrealized appreciation
   on investments                                        706,360              703,720               105,656
                                            ---------------------  -------------------  --------------------
NET REALIZED AND UNREALIZED GAIN                         495,009              730,185               197,402
                                            ---------------------  -------------------  --------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     $ 466,064            $ 771,153             $ 283,576
------------------------------------------- =====================  ===================  ====================


                                                   JNL/
                                             Salomon Brothers        JNL/T. Rowe
                                                High Yield          Price Mid-Cap
                                              Bond Portfolio       Growth Portfolio
                                            --------------------  -------------------
INVESTMENT INCOME
   Dividends                                          $ 546,568                  $ -
                                            --------------------  -------------------

EXPENSES
   Insurance charges                                    114,400              106,189
                                            --------------------  -------------------
TOTAL EXPENSES                                          114,400              106,189
                                            --------------------  -------------------
                                            --------------------  -------------------
NET INVESTMENT LOSS                                     432,168             (106,189)
                                            --------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment companies                    -               38,238
   Investments                                          422,304            1,124,611
Net change in unrealized appreciation
   on investments                                       782,546            1,055,576
                                            --------------------  -------------------
NET REALIZED AND UNREALIZED GAIN                      1,204,850            2,218,425
                                            --------------------  -------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                  $ 1,637,018          $ 2,112,236
------------------------------------------- ====================  ===================

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                    JNL/                                     JNL/                 JNL/
                                               AIM Large Cap       JNL/AIM Premier       AIM Small Cap      Alliance Capital
                                              Growth Portfolio   Equity II Portfolio   Growth Portfolio     Growth Portfolio
                                             ------------------- -------------------- -------------------- -------------------
OPERATIONS
   Net investment loss                                 $ (7,964)            $ (4,730)            $ (8,580)          $ (71,807)
   Net realized gain (loss) on investments               11,305                 (111)              66,313              54,713
   Net change in unrealized appreciation
      depreciation on investments                       126,519               67,386               97,797             922,010
                                             ------------------- -------------------- -------------------- -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      129,860               62,545              155,530             904,916
                                             ------------------- -------------------- -------------------- -------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                       92,406               11,766              138,116             210,447
   Value of units redeemed                              (78,910)             (63,553)             (90,369)           (703,272)
   Transfers between portfolios                       1,011,938              567,681              656,629            (227,283)
   Policyholder charges                                    (115)                 (93)                (438)             (3,186)
                                             ------------------- -------------------- -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              1,025,319              515,801              703,938            (723,294)
                                             ------------------- -------------------- -------------------- -------------------

NET INCREASE IN NET ASSETS                            1,155,179              578,346              859,468             181,622

NET ASSETS BEGINNING OF PERIOD                          162,576              183,620              226,555           4,394,737
                                             ------------------- -------------------- -------------------- -------------------

NET ASSETS END OF PERIOD                            $ 1,317,755            $ 761,966          $ 1,086,023         $ 4,576,359
-------------------------------------------  =================== ==================== ==================== ===================

                                                  JNL/Curian            JNL/Curian           JNL/Curian            JNL/Curian
                                                Communications       Consumer Brands           Energy               Financial
                                             Sector Portfolio (a)  Sector Portfolio (a)  Sector Portfolio (a) Sector Portfolio (a)
                                             --------------------- --------------------- -------------------- ----------------------
OPERATIONS
   Net investment loss                                       $ (1)                 $ (1)                $ (5)                  $ (2)
   Net realized gain (loss) on investments                    117                    10                   79                     13
   Net change in unrealized appreciation
      depreciation on investments                               -                    30                  319                     37
                                             --------------------- --------------------- -------------------- ----------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            116                    39                  393                     48
                                             --------------------- --------------------- -------------------- ----------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                              -                     -                   25                      -
   Value of units redeemed                                      -                     -                    -                      -
   Transfers between portfolios                              (116)                5,010                6,789                  5,000
   Policyholder charges                                         -                     -                    -                      -
                                             --------------------- --------------------- -------------------- ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                     (116)                5,010                6,814                  5,000
                                             --------------------- --------------------- -------------------- ----------------------

NET INCREASE IN NET ASSETS                                      -                 5,049                7,207                  5,048

NET ASSETS BEGINNING OF PERIOD                                  -                     -                    -                      -
                                             --------------------- --------------------- -------------------- ----------------------

NET ASSETS END OF PERIOD                                      $ -               $ 5,049              $ 7,207                $ 5,048
-------------------------------------------  ===================== ===================== ==================== ======================


                                                  JNL/Curian
                                                Pharmaceutical/         JNL/Curian
                                                  Healthcare            Technology
                                             Sector Portfolio (a)   Sector Portfolio (a)
                                             ---------------------- --------------------
OPERATIONS
   Net investment loss                                        $ (7)                $ (1)
   Net realized gain (loss) on investments                      26                   13
   Net change in unrealized appreciation
      depreciation on investments                              225                    -
                                             ---------------------- --------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                             244                   12
                                             ---------------------- --------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                               -                    -
   Value of units redeemed                                       -                    -
   Transfers between portfolios                             15,002                  (12)
   Policyholder charges                                          -                    -
                                             ---------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                    15,002                  (12)
                                             ---------------------- --------------------

NET INCREASE IN NET ASSETS                                  15,246                    -

NET ASSETS BEGINNING OF PERIOD                                   -                    -
                                             ---------------------- --------------------

NET ASSETS END OF PERIOD                                  $ 15,246                  $ -
-------------------------------------------  ====================== ====================

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                  JNL/Curian           JNL/Janus          JNL/Janus          JNL/Janus
                                                  The Dow SM           Aggressive          Global         Growth & Income
                                                 10 Portfolio       Growth Portfolio  Equities Portfolio     Portfolio
                                             ---------------------  ----------------- ------------------ ------------------
OPERATIONS
   Net investment loss                                  $ (40,003)        $ (136,070)         $ (97,195)         $ (50,661)
   Net realized gain (loss) on investments                (91,602)         1,314,298          1,015,350           (108,396)
   Net change in unrealized appreciation
      depreciation on investments                         852,903          1,249,867            440,733          1,185,158
                                             ---------------------  ----------------- ------------------ ------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        721,298          2,428,095          1,358,888          1,026,101
                                             ---------------------  ----------------- ------------------ ------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                        968,808            360,189             52,542            149,784
   Value of units redeemed                               (428,989)        (2,476,006)        (2,055,933)          (490,498)
   Transfers between portfolios                         1,207,931            453,489           (287,579)           (59,929)
   Policyholder charges                                    (1,291)            (7,624)            (5,651)            (2,290)
                                             ---------------------  ----------------- ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                1,746,459         (1,669,952)        (2,296,621)          (402,933)
                                             ---------------------  ----------------- ------------------ ------------------

NET INCREASE IN NET ASSETS                              2,467,757            758,143           (937,733)           623,168

NET ASSETS BEGINNING OF PERIOD                          2,368,998          7,786,464          5,463,477          4,591,659
                                             ---------------------  ----------------- ------------------ ------------------

NET ASSETS END OF PERIOD                              $ 4,836,755        $ 8,544,607        $ 4,525,744        $ 5,214,827
-------------------------------------------  =====================  ================= ================== ==================


                                               JNL/JPMorgan         JNL/Lazard          JNL/Lazard      JNL/Oppenheimer
                                               International          Mid Cap           Small Cap        Global Growth
                                              Value Portfolio     Value Portfolio    Value Portfolio       Portfolio
                                             ------------------  ------------------  ----------------- -------------------
OPERATIONS
   Net investment loss                                 $ 5,069           $ (69,091)         $ (72,837)          $ (26,094)
   Net realized gain (loss) on investments             206,211             336,921            365,319             623,768
   Net change in unrealized appreciation
      depreciation on investments                      151,909           1,016,216          1,253,492             140,791
                                             ------------------  ------------------  ----------------- -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     363,189           1,284,046          1,545,974             738,465
                                             ------------------  ------------------  ----------------- -------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                     162,639             253,983            148,907             114,954
   Value of units redeemed                             (59,543)           (553,596)          (559,771)            (87,531)
   Transfers between portfolios                        333,018           1,286,124            814,696             264,401
   Policyholder charges                                 (1,578)             (2,917)            (2,974)             (1,585)
                                             ------------------  ------------------  ----------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               434,536             983,594            400,858             290,239
                                             ------------------  ------------------  ----------------- -------------------

NET INCREASE IN NET ASSETS                             797,725           2,267,640          1,946,832           1,028,704

NET ASSETS BEGINNING OF PERIOD                         776,848           4,823,361          4,125,671             834,184
                                             ------------------  ------------------  ----------------- -------------------

NET ASSETS END OF PERIOD                           $ 1,574,573         $ 7,091,001        $ 6,072,503         $ 1,862,888
-------------------------------------------  ==================  ==================  ================= ===================


                                                                     JNL/PIMCO
                                              JNL/Oppenheimer      Total Return
                                              Growth Portfolio    Bond Portfolio
                                             -------------------  ----------------
OPERATIONS
   Net investment loss                                 $ (7,358)        $ (41,437)
   Net realized gain (loss) on investments               19,636           924,369
   Net change in unrealized appreciation
      depreciation on investments                        67,592          (332,757)
                                             -------------------  ----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                       79,870           550,175
                                             -------------------  ----------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                       41,626         1,861,389
   Value of units redeemed                              (44,466)       (2,941,573)
   Transfers between portfolios                         259,870        (1,976,812)
   Policyholder charges                                    (200)           (7,221)
                                             -------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                256,830        (3,064,217)
                                             -------------------  ----------------

NET INCREASE IN NET ASSETS                              336,700        (2,514,042)

NET ASSETS BEGINNING OF PERIOD                          316,730        17,897,175
                                             -------------------  ----------------

NET ASSETS END OF PERIOD                              $ 653,430      $ 15,383,133
-------------------------------------------  ===================  ================


JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                   JNL/PPM                              JNL/Putnam         JNL/Putnam
                                                America Money        JNL/Putnam       International          Midcap
                                              Market Portfolio    Equity Portfolio   Equity Portfolio   Growth Portfolio
                                             -------------------- -----------------  -----------------  -----------------
OPERATIONS
   Net investment loss                                $ (135,434)        $ (65,489)         $ (15,377)         $ (17,721)
   Net realized gain (loss) on investments                     -           304,931          1,053,015            144,099
   Net change in unrealized appreciation
      depreciation on investments                              -           796,246            195,499            150,967
                                             -------------------- -----------------  -----------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                      (135,434)        1,035,688          1,233,137            277,345
                                             -------------------- -----------------  -----------------  -----------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                     9,031,142           166,232            360,678            118,880
   Value of units redeemed                           (32,841,740)         (764,798)          (193,140)          (138,075)
   Transfers between portfolios                         (509,868)         (474,348)        (1,162,291)           230,868
   Policyholder charges                                   (9,272)           (4,105)            (3,575)              (733)
                                             -------------------- -----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             (24,329,738)       (1,077,019)          (998,328)           210,940
                                             -------------------- -----------------  -----------------  -----------------

NET INCREASE IN NET ASSETS                           (24,465,172)          (41,331)           234,809            488,285

NET ASSETS BEGINNING OF PERIOD                        28,821,783         4,948,629          2,426,108            764,057
                                             -------------------- -----------------  -----------------  -----------------

NET ASSETS END OF PERIOD                             $ 4,356,611       $ 4,907,298        $ 2,660,917        $ 1,252,342
-------------------------------------------  ==================== =================  =================  =================



                                                 JNL/Putnam             JNL/S&P             JNL/S&P           JNL/S&P Equity
                                                Value Equity           Aggressive         Conservative          Aggressive
                                                  Portfolio        Growth Portfolio II Growth Portfolio II  Growth Portfolio II
                                             --------------------  ------------------- -------------------  --------------------
OPERATIONS
   Net investment loss                                 $ (25,197)           $ (21,289)           $ 59,444             $ (20,297)
   Net realized gain (loss) on investments               (93,062)            (554,437)           (287,601)             (340,550)
   Net change in unrealized appreciation
      depreciation on investments                      1,483,188            1,378,309           2,364,782               681,406
                                             --------------------  ------------------- -------------------  --------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     1,364,929              802,583           2,136,625               320,559
                                             --------------------  ------------------- -------------------  --------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                       312,958              117,058             694,184               119,723
   Value of units redeemed                              (664,630)            (796,824)         (2,013,275)             (454,135)
   Transfers between portfolios                         (575,942)            (246,376)            549,418                65,253
   Policyholder charges                                   (3,352)              (2,144)             (4,976)               (1,033)
                                             --------------------  ------------------- -------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                (930,966)            (928,286)           (774,649)             (270,192)
                                             --------------------  ------------------- -------------------  --------------------

NET INCREASE IN NET ASSETS                               433,963             (125,703)          1,361,976                50,367

NET ASSETS BEGINNING OF PERIOD                         6,428,467            3,941,671          11,845,337             1,509,383
                                             --------------------  ------------------- -------------------  --------------------

NET ASSETS END OF PERIOD                             $ 6,862,430          $ 3,815,968        $ 13,207,313           $ 1,559,750
-------------------------------------------  ====================  =================== ===================  ====================



                                                                       JNL/S&P
                                               JNL/S&P Equity          Moderate
                                             Growth Portfolio II   Growth Portfolio II
                                             --------------------  -----------------
OPERATIONS
   Net investment loss                                 $ (74,848)         $ (13,000)
   Net realized gain (loss) on investments              (702,394)          (869,873)
   Net change in unrealized appreciation
      depreciation on investments                      2,021,093          4,172,829
                                             --------------------  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     1,243,851          3,289,956
                                             --------------------  -----------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                       154,539          1,295,190
   Value of units redeemed                              (463,623)        (1,606,980)
   Transfers between portfolios                           62,129           (117,396)
   Policyholder charges                                   (2,757)            (8,330)
                                             --------------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                (249,712)          (437,516)
                                             --------------------  -----------------

NET INCREASE IN NET ASSETS                               994,139          2,852,440

NET ASSETS BEGINNING OF PERIOD                         5,396,123         16,478,328
                                             --------------------  -----------------

NET ASSETS END OF PERIOD                             $ 6,390,262       $ 19,330,768
-------------------------------------------  ====================  =================

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                           JNL/                 JNL/
                                                   JNL/S&P           Salomon Brothers     Salomon Brothers
                                               Very Aggressive           Balanced              Global
                                             Growth Portfolio II        Portfolio          Bond Portfolio
                                             ---------------------  -------------------  --------------------
OPERATIONS
   Net investment loss                                  $ (28,945)            $ 40,968              $ 86,174
   Net realized gain (loss) on investments               (211,351)              26,465                91,746
   Net change in unrealized appreciation
      depreciation on investments                         706,360              703,720               105,656
                                             ---------------------  -------------------  --------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                        466,064              771,153               283,576
                                             ---------------------  -------------------  --------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                        111,702              460,216               223,260
   Value of units redeemed                               (301,744)          (1,029,708)             (337,061)
   Transfers between portfolios                           (54,996)           1,355,808               467,578
   Policyholder charges                                    (1,103)              (2,815)               (1,201)
                                             ---------------------  -------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                 (246,141)             783,501               352,576
                                             ---------------------  -------------------  --------------------

NET INCREASE IN NET ASSETS                                219,923            1,554,654               636,152

NET ASSETS BEGINNING OF PERIOD                          1,896,885            4,734,761             2,299,272
                                             ---------------------  -------------------  --------------------

NET ASSETS END OF PERIOD                              $ 2,116,808          $ 6,289,415           $ 2,935,424
-------------------------------------------  =====================  ===================  ====================


                                                    JNL/
                                              Salomon Brothers        JNL/T. Rowe
                                                 High Yield          Price Mid-Cap
                                               Bond Portfolio       Growth Portfolio
                                             --------------------  -------------------
OPERATIONS
   Net investment loss                                 $ 432,168           $ (106,189)
   Net realized gain (loss) on investments               422,304            1,162,849
   Net change in unrealized appreciation
      depreciation on investments                        782,546            1,055,576
                                             --------------------  -------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                     1,637,018            2,112,236
                                             --------------------  -------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                     3,004,821              264,683
   Value of units redeemed                              (722,767)          (1,844,630)
   Transfers between portfolios                       (4,013,150)           1,903,991
   Policyholder charges                                   (2,331)              (4,902)
                                             --------------------  -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              (1,733,427)             319,142
                                             --------------------  -------------------

NET INCREASE IN NET ASSETS                               (96,409)           2,431,378

NET ASSETS BEGINNING OF PERIOD                         6,466,965            5,298,779
                                             --------------------  -------------------

NET ASSETS END OF PERIOD                             $ 6,370,556          $ 7,730,157
-------------------------------------------  ====================  ===================

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                    JNL/                                     JNL/                 JNL/
                                               AIM Large Cap       JNL/AIM Premier       AIM Small Cap      Alliance Capital
                                              Growth Portfolio   Equity II Portfolio   Growth Portfolio     Growth Portfolio
                                             ------------------- -------------------- -------------------- -------------------
OPERATIONS
   Net investment loss                                 $ (1,899)            $ (3,497)            $ (5,184)         $ (105,681)
   Net realized gain (loss) on investments              (39,196)             (60,688)            (130,936)         (2,808,422)
   Net change in unrealized appreciation
      (depreciation) on investments                      (4,954)              (6,006)              (4,642)             20,750
                                             ------------------- -------------------- -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (46,049)             (70,191)            (140,762)         (2,893,353)
                                             ------------------- -------------------- -------------------- -------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                       71,532               85,580              111,947             269,666
   Value of units redeemed                               (8,787)             (22,809)             (32,934)         (1,115,448)
   Transfers between portfolios                          66,221              186,185              273,437          (1,321,629)
   Policyholder charges                                     (75)                (186)                (876)             (4,397)
                                             ------------------- -------------------- -------------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                128,891              248,770              351,574          (2,171,808)
                                             ------------------- -------------------- -------------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS                    82,842              178,579              210,812          (5,065,161)

NET ASSETS BEGINNING OF PERIOD                           79,734                5,041               15,743           9,459,898
                                             ------------------- -------------------- -------------------- -------------------

NET ASSETS END OF PERIOD                              $ 162,576            $ 183,620            $ 226,555         $ 4,394,737
                                             =================== ==================== ==================== ===================


                                                  JNL/Curian            JNL/Janus             JNL/Janus             JNL/Janus
                                                  The Dow SM            Aggressive             Global            Growth & Income
                                                 10 Portfolio        Growth Portfolio    Equities Portfolio         Portfolio
                                             --------------------- --------------------- -------------------- ----------------------
OPERATIONS
   Net investment loss                                  $ (31,434)           $ (195,875)          $ (124,990)             $ (89,046)
   Net realized gain (loss) on investments                (77,386)           (3,654,675)          (1,034,059)            (2,094,615)
   Net change in unrealized appreciation
      (depreciation) on investments                      (208,630)             (385,844)            (102,694)               604,521
                                             --------------------- --------------------- -------------------- ----------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                       (317,450)           (4,236,394)          (1,261,743)            (1,579,140)
                                             --------------------- --------------------- -------------------- ----------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                        474,033               379,223               80,232                352,496
   Value of units redeemed                               (279,550)           (2,228,778)            (991,043)              (720,939)
   Transfers between portfolios                           698,287              (854,676)          (6,971,914)              (833,234)
   Policyholder charges                                      (875)              (11,902)              (8,879)                (2,708)
                                             --------------------- --------------------- -------------------- ----------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  891,895            (2,716,133)          (7,891,604)            (1,204,385)
                                             --------------------- --------------------- -------------------- ----------------------

NET INCREASE (DECREASE) IN NET ASSETS                     574,445            (6,952,527)          (9,153,347)            (2,783,525)

NET ASSETS BEGINNING OF PERIOD                          1,794,553            14,738,991           14,616,824              7,375,184
                                             --------------------- --------------------- -------------------- ----------------------

NET ASSETS END OF PERIOD                              $ 2,368,998           $ 7,786,464          $ 5,463,477            $ 4,591,659
                                             ===================== ===================== ==================== ======================


                                                 JNL/JPMorgan           JNL/Lazard
                                                 International            Mid Cap
                                                Value Portfolio       Value Portfolio
                                             ---------------------- --------------------
OPERATIONS
   Net investment loss                                    $ (2,356)           $ (68,965)
   Net realized gain (loss) on investments                 239,168             (582,782)
   Net change in unrealized appreciation
      (depreciation) on investments                        (24,347)            (310,781)
                                             ---------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         212,465             (962,528)
                                             ---------------------- --------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                          73,718              434,735
   Value of units redeemed                                (526,551)          (1,028,339)
   Transfers between portfolios                             (6,871)             806,329
   Policyholder charges                                     (3,085)              (3,134)
                                             ---------------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  (462,789)             209,591
                                             ---------------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS                     (250,324)            (752,937)

NET ASSETS BEGINNING OF PERIOD                           1,027,172            5,576,298
                                             ---------------------- --------------------

NET ASSETS END OF PERIOD                                 $ 776,848          $ 4,823,361
                                             ====================== ====================

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                  JNL/Lazard        JNL/Oppenheimer                          JNL/PIMCO
                                                  Small Cap          Global Growth     JNL/Oppenheimer     Total Return
                                               Value Portfolio         Portfolio      Growth Portfolio    Bond Portfolio
                                             ---------------------  ----------------- ------------------ ------------------
OPERATIONS
   Net investment loss                                  $ (74,437)         $ (24,674)          $ (5,701)        $ (229,133)
   Net realized gain (loss) on investments               (529,721)           168,049           (117,886)           387,466
   Net change in unrealized appreciation
      (depreciation) on investments                      (510,294)           (18,634)           (13,555)           940,759
                                             ---------------------  ----------------- ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                     (1,114,452)           124,741           (137,142)         1,099,092
                                             ---------------------  ----------------- ------------------ ------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                      1,293,809            215,460             65,772          2,256,683
   Value of units redeemed                               (808,311)        (1,156,695)          (106,074)        (2,545,259)
   Transfers between portfolios                           230,265            599,596            232,422          4,078,003
   Policyholder charges                                    (3,347)            (3,316)              (225)            (6,037)
                                             ---------------------  ----------------- ------------------ ------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  712,416           (344,955)           191,895          3,783,390
                                             ---------------------  ----------------- ------------------ ------------------

NET INCREASE (DECREASE) IN NET ASSETS                    (402,036)          (220,214)            54,753          4,882,482

NET ASSETS BEGINNING OF PERIOD                          4,527,707          1,054,398            261,977         13,014,693
                                             ---------------------  ----------------- ------------------ ------------------

NET ASSETS END OF PERIOD                              $ 4,125,671          $ 834,184          $ 316,730       $ 17,897,175
                                             =====================  ================= ================== ==================


                                                  JNL/PPM                               JNL/Putnam         JNL/Putnam
                                               America Money        JNL/Putnam        International          Midcap
                                             Market Portfolio    Equity Portfolio    Equity Portfolio   Growth Portfolio
                                             ------------------  ------------------  ----------------- -------------------
OPERATIONS
   Net investment loss                              $ (130,840)         $ (118,903)         $ (59,955)          $ (20,247)
   Net realized gain (loss) on investments             (14,336)         (2,071,419)         2,657,935            (491,934)
   Net change in unrealized appreciation
      (depreciation) on investments                     14,336            (207,147)           (87,317)            (52,534)
                                             ------------------  ------------------  ----------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    (130,840)         (2,397,469)         2,510,663            (564,715)
                                             ------------------  ------------------  ----------------- -------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                  30,046,308             227,043            258,527             219,277
   Value of units redeemed                         (36,822,190)         (2,147,986)        (1,051,035)           (189,415)
   Transfers between portfolios                     (3,379,049)           (116,968)        (3,799,952)           (450,377)
   Policyholder charges                                (19,964)             (7,518)           (10,593)             (1,147)
                                             ------------------  ------------------  ----------------- -------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           (10,174,895)         (2,045,429)        (4,603,053)           (421,662)
                                             ------------------  ------------------  ----------------- -------------------

NET INCREASE (DECREASE) IN NET ASSETS              (10,305,735)         (4,442,898)        (2,092,390)           (986,377)

NET ASSETS BEGINNING OF PERIOD                      39,127,518           9,391,527          4,518,498           1,750,434
                                             ------------------  ------------------  ----------------- -------------------

NET ASSETS END OF PERIOD                          $ 28,821,783         $ 4,948,629        $ 2,426,108           $ 764,057
                                             ==================  ==================  ================= ===================


                                                 JNL/Putnam           JNL/S&P
                                                Value Equity        Aggressive
                                                 Portfolio        Growth Portfolio II
                                             -------------------  ----------------
OPERATIONS
   Net investment loss                                $ (46,337)        $ (11,720)
   Net realized gain (loss) on investments           (1,513,035)         (645,919)
   Net change in unrealized appreciation
      (depreciation) on investments                    (679,027)         (604,813)
                                             -------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   (2,238,399)       (1,262,452)
                                             -------------------  ----------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                      565,571           502,091
   Value of units redeemed                           (1,116,598)         (712,898)
   Transfers between portfolios                        (842,396)         (558,576)
   Policyholder charges                                  (4,911)           (2,605)
                                             -------------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                             (1,398,334)         (771,988)
                                             -------------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                (3,636,733)       (2,034,440)

NET ASSETS BEGINNING OF PERIOD                       10,065,200         5,976,111
                                             -------------------  ----------------

NET ASSETS END OF PERIOD                            $ 6,428,467       $ 3,941,671
                                             ===================  ================

JACKSON NATIONAL SEPARATE ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002


                                                   JNL/S&P         JNL/S&P Equity                           JNL/S&P
                                                Conservative         Aggressive       JNL/S&P Equity        Moderate
                                             Growth Portfolio II Growth Portfolio II Growth Portfolio II Growth Portfolio II
                                             -------------------- -----------------  -----------------  -----------------
OPERATIONS
   Net investment loss                                  $ 79,323         $ (29,453)         $ (92,477)          $ (6,369)
   Net realized gain (loss) on investments              (556,397)         (441,935)        (1,207,811)        (1,067,431)
   Net change in unrealized appreciation
      (depreciation) on investments                   (1,465,272)         (234,107)        (1,095,209)        (2,215,722)
                                             -------------------- -----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    (1,942,346)         (705,495)        (2,395,497)        (3,289,522)
                                             -------------------- -----------------  -----------------  -----------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                     2,320,897           114,951            686,657          3,682,637
   Value of units redeemed                            (1,664,735)         (417,000)        (1,187,726)        (1,244,371)
   Transfers between portfolios                          924,444          (308,793)        (1,101,673)          (487,953)
   Policyholder charges                                   (4,688)           (1,233)            (3,837)            (8,354)
                                             -------------------- -----------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                               1,575,918          (612,075)        (1,606,579)         1,941,959
                                             -------------------- -----------------  -----------------  -----------------

NET INCREASE (DECREASE) IN NET ASSETS                   (366,428)       (1,317,570)        (4,002,076)        (1,347,563)

NET ASSETS BEGINNING OF PERIOD                        12,211,765         2,826,953          9,398,199         17,825,891
                                             -------------------- -----------------  -----------------  -----------------

NET ASSETS END OF PERIOD                            $ 11,845,337       $ 1,509,383        $ 5,396,123       $ 16,478,328
                                             ==================== =================  =================  =================

                                                                          JNL/                JNL/                 JNL/
                                                   JNL/S&P          Salomon Brothers    Salomon Brothers     Salomon Brothers
                                               Very Aggressive          Balanced             Global             High Yield
                                             Growth Portfolio II       Portfolio         Bond Portfolio       Bond Portfolio
                                             --------------------  ------------------- -------------------  --------------------
OPERATIONS
   Net investment loss                                 $ (34,588)           $ (84,497)           $ 98,664             $ 638,187
   Net realized gain (loss) on investments              (436,592)             (99,038)             32,490              (189,575)
   Net change in unrealized appreciation
      (depreciation) on investments                     (310,935)            (330,457)             17,767              (251,085)
                                             --------------------  ------------------- -------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                      (782,115)            (513,992)            148,921               197,527
                                             --------------------  ------------------- -------------------  --------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                       146,753            1,011,462             292,566             1,783,880
   Value of units redeemed                              (266,313)            (660,986)           (795,207)             (603,380)
   Transfers between portfolios                         (360,525)            (593,396)            564,931               164,587
   Policyholder charges                                   (1,488)              (2,359)               (949)               (1,880)
                                             --------------------  ------------------- -------------------  --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                (481,573)            (245,279)             61,341             1,343,207
                                             --------------------  ------------------- -------------------  --------------------

NET INCREASE (DECREASE) IN NET ASSETS                 (1,263,688)            (759,271)            210,262             1,540,734

NET ASSETS BEGINNING OF PERIOD                         3,160,573            5,494,032           2,089,010             4,926,231
                                             --------------------  ------------------- -------------------  --------------------

NET ASSETS END OF PERIOD                             $ 1,896,885          $ 4,734,761         $ 2,299,272           $ 6,466,965
                                             ====================  =================== ===================  ====================



                                                 JNL/T. Rowe
                                                Price Mid-Cap
                                              Growth Portfolio
                                             --------------------
OPERATIONS
   Net investment loss                                $ (135,248)
   Net realized gain (loss) on investments            (1,409,947)
   Net change in unrealized appreciation
      (depreciation) on investments                     (345,709)
                                             --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    (1,890,904)
                                             --------------------

CONTRACT TRANSACTIONS (NOTE 5)
   Proceeds from the sale of units                       154,295
   Value of units redeemed                            (1,531,881)
   Transfers between portfolios                         (331,222)
   Policyholder charges                                   (8,211)
                                             --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                              (1,717,019)
                                             --------------------

NET INCREASE (DECREASE) IN NET ASSETS                 (3,607,923)

NET ASSETS BEGINNING OF PERIOD                         8,906,702
                                             --------------------

NET ASSETS END OF PERIOD                             $ 5,298,779
                                             ====================

JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1 - ORGANIZATION

Jackson National Life Insurance Company ("Jackson National") established Jackson
National Separate Account III (the "Separate Account") on October 23, 1997. The
Separate Account commenced operations on April 13, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains thirty-five (35) Portfolios, each of which invests in the following series of mutual funds:

--------------------------------------------------------------------------------
                                JNL SERIES TRUST

JNL/AIM Large Cap Growth Fund          JNL/Putnam Equity Fund
JNL/AIM Premier Equity II Fund         JNL/Putnam Midcap Growth Fund
JNL/AIM Small Cap Growth Fund          JNL/Putnam International Equity Fund
JNL/Alliance Capital Growth Fund       JNL/Putnam Value Equity Fund
JNL/Janus Aggressive Growth Fund       JNL/S&P Aggressive Growth Fund II
JNL/Janus Global Equities Fund         JNL/S&P Conservative Growth Fund II
JNL/Janus Growth & Income Fund         JNL/S&P Equity Aggressive Fund II
JNL/JPMorgan International Value Fund  JNL/S&P Equity Growth Fund II
JNL/Lazard Mid Cap Value Fund          JNL/S&P Moderate Growth Fund II
JNL/Lazard Small Cap Value Fund        JNL/S&P Very Aggressive Growth Fund II
JNL/Oppenheimer Global Growth Fund     JNL/Salomon Brothers Balanced Fund
JNL/Oppenheimer Growth Fund            JNL/Salomon Brothers Global Bond Fund
JNL/PIMCO Total Return Bond Fund       JNL/Salomon Brothers High Yield Bond Fund
JNL/PPM America Money Market Fund      JNL/T. Rowe Price Mid-Cap Growth Fund

JNL VARIABLE FUND LLC
JNL/Curian Communications Sector Fund
JNL/Curian Consumer Brands Sector Fund
JNL/Curian Energy Sector Fund
JNL/Curian Financial Sector Fund
JNL/Curian Pharmaceutical Healthcare Sector Fund
JNL/Curian Technology Sector Fund

JNL VARIABLE FUND III LLC
JNL/Curian The Dow SM 10 Fund
--------------------------------------------------------------------------------

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson
National, serves as investment adviser for all the series and receives a fee for its services from each of the funds.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

     The Separate Account's investments in the corresponding series of mutual funds ("Funds") are stated at the net asset values of the respective Funds.
     The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Funds are recorded on trade date. Realized gain distributions are reinvested in the respective Funds. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income to the Separate Account on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate
     Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

CONTRACT CHARGES

     CONTRACT MAINTENANCE CHARGE

     An annual contract maintenance charge of $50 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. The charge is deducted by redeeming units. For the years ended December 31, 2003 and 2002, contract maintenance charges were assessed in the amount of $73,448 and $78,599, respectively.

     TRANSFER FEE CHARGE

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.
     Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the years ended
     December 31, 2003 and 2002, transfer fee charges were assessed in the amount of $16,344 and $50,180, respectively.

ASSET-BASED CHARGES

     INSURANCE CHARGES

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.


NOTE 3 - POLICY CHARGES (CONTINUED)

ASSET-BASED CHARGES (CONTINUED)

     INSURANCE CHARGES (CONTINUED)

     Jackson National deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 1.35% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson
     National is that the costs of administering the contracts of the Separate
     Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

PREMIUM TAXES

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them.
     Premium taxes generally range from 0% to 3.5% depending on the state.

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     For the year ended December 31, 2003, purchases and proceeds from sales of investments are as follows:

----------------------------------------------------------------------------
                                JNL SERIES TRUST
                                                              PROCEEDS
                                            PURCHASES        FROM SALES
JNL/AIM Large Cap Growth Fund                $  1,454,931       $  437,576
JNL/AIM Premier Equity II Fund                  1,116,471          605,400
JNL/AIM Small Cap Growth Fund                   5,503,623        4,808,265
JNL/Alliance Capital Growth Fund                4,775,414        5,570,515
JNL/Janus Aggressive Growth Fund               94,854,415       96,660,437
JNL/Janus Global Equities Fund                111,080,254      113,474,070
JNL/Janus Growth & Income Fund                  1,967,502        2,421,096
JNL/JPMorgan International Value Fund          12,055,196       11,615,591
JNL/Lazard Mid Cap Value Fund                  18,382,983       17,468,480
JNL/Lazard Small Cap Value Fund                15,280,024       14,952,003
JNL/Oppenheimer Global Growth Fund             50,236,293       49,972,148
JNL/Oppenheimer Growth Fund                     2,955,826        2,706,354
JNL/PIMCO Total Return Bond Fund                6,878,516        9,704,679
JNL/PPM America Money Market Fund             362,234,279      386,699,451
JNL/Putnam Equity Fund                        $26,070,434      $27,212,942
JNL/Putnam Midcap Growth Fund                   9,945,351        9,752,132
JNL/Putnam International Equity Fund          110,030,912      111,044,617
JNL/Putnam Value Equity Fund                    1,512,921        2,469,084
JNL/S&P Aggressive Growth Fund II                 657,298        1,606,873
JNL/S&P Conservative Growth Fund II             3,502,287        4,217,492
JNL/S&P Equity Aggressive Fund II                 289,623          580,112
JNL/S&P Equity Growth Fund II                   1,058,115        1,382,675
JNL/S&P Moderate Growth Fund II                 4,190,649        4,641,165
JNL/S&P Very Aggressive Growth Fund II            170,820          445,906
JNL/Salomon Brothers Balanced Fund              2,552,514        1,728,045
JNL/Salomon Brothers Global Bond Fund           1,459,093          983,244
JNL/Salomon Brothers High Yield Bond Fund      10,999,381       12,300,640
JNL/T. Rowe Price Mid-Cap Growth Fund          65,868,184       65,616,993


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
                                                                    PROCEEDS
                                                  PURCHASES        FROM SALES
JNL/Curian Communications Sector Fund          $    1,700       $    1,817
JNL/Curian Consumer Brands Sector Fund              6,640            1,631
JNL/Curian Energy Sector Fund                       8,606            1,797


JNL/Curian Financial Sector Fund                    6,739            1,741
JNL/Curian Pharmaceutical Healthcare Sector Fund   16,739            1,744
JNL/Curian Technology Sector Fund                   1,600            1,613

--------------------------------------------------------------------------------
                            JNL VARIABLE FUND III LLC
                                                                    PROCEEDS
                                                  PURCHASES        FROM SALES
JNL/Curian The Dow SM 10 Fund                 $ 3,197,653      $ 1,491,197


JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY
  The following is a reconciliation of unit activity for the periods ended December 31, 2003 and 2002:



                                                     JNL/                                      JNL/                  JNL/
                                                AIM Large Cap       JNL/AIM Premier        AIM Small Cap       Alliance Capital
                                               Growth Portfolio    Equity II Portfolio   Growth Portfolio      Growth Portfolio
                                              -------------------  -------------------  --------------------  -------------------


Units Outstanding at December 31, 2001                     7,657                  472                 1,405              890,440

      Units Issued                                       285,298            1,023,825             1,790,533            8,289,017
      Units Redeemed                                    (271,692)            (999,984)           (1,763,696)          (8,570,617)

Units Outstanding at December 31, 2002                    21,263               24,313                28,242              608,840

       Units Issued                                      164,914              136,049               657,062              628,707
       Units Redeemed                                    (51,625)             (76,868)             (586,036)            (719,824)

Units Outstanding at December 31, 2003                   134,552               83,494                99,268              517,723
--------------------------------------------


                                                 JNL/Curian             JNL/Curian           JNL/Curian             JNL/Curian
                                               Communications        Consumer Brands           Energy               Financial
                                            Sector Portfolio (a)   Sector Portfolio (a)  Sector Portfolio (a)  Sector Portfolio (a)
                                            ---------------------  --------------------- --------------------  ---------------------


Units Outstanding at December 31, 2001                         -                      -                    -                      -

      Units Issued                                             -                      -                    -                      -
      Units Redeemed                                           -                      -                    -                      -

Units Outstanding at December 31, 2002                         -                      -                    -                      -

       Units Issued                                          170                    656                  854                    663
       Units Redeemed                                       (170)                  (160)                (170)                  (170)

Units Outstanding at December 31, 2003                         -                    496                  684                    493
-------------------------------------------

                                                 JNL/Curian
                                               Pharmaceutical/          JNL/Curian
                                                 Healthcare             Technology
                                            Sector Portfolio (a)    Sector Portfolio (a)
                                            ----------------------  -------------------


Units Outstanding at December 31, 2001                          -                    -

      Units Issued                                              -                    -
      Units Redeemed                                            -                    -

Units Outstanding at December 31, 2002                          -                    -

       Units Issued                                         1,662                  160
       Units Redeemed                                        (170)                (160)

Units Outstanding at December 31, 2003                      1,492                    -
-------------------------------------------

(a) Commencement of operations December 15, 2003.

JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)
  The following is a reconciliation of unit activity for the periods ended December 31, 2003 and 2002:


                                                 JNL/Curian           JNL/Janus           JNL/Janus          JNL/Janus
                                                 The Dow SM           Aggressive           Global         Growth & Income
                                                10 Portfolio       Growth Portfolio   Equities Portfolio     Portfolio
                                            ---------------------- -----------------  ------------------ ------------------


Units Outstanding at December 31, 2001                    205,498         1,102,790           1,428,717          1,076,144

      Units Issued                                        242,071        32,576,587          52,226,326          1,822,839
      Units Redeemed                                     (141,781)      (32,837,415)        (52,911,228)        (2,030,043)

Units Outstanding at December 31, 2002                    305,788           841,962             743,815            868,940

       Units Issued                                       392,452         9,710,045          15,383,478            350,302
       Units Redeemed                                    (190,360)       (9,859,600)        (15,622,747)          (415,784)

Units Outstanding at December 31, 2003                    507,880           692,407             504,546            803,458
-------------------------------------------



                                              JNL/JPMorgan          JNL/Lazard         JNL/Lazard        JNL/Oppenheimer
                                              International          Mid Cap            Small Cap         Global Growth
                                             Value Portfolio     Value Portfolio     Value Portfolio        Portfolio
                                            ------------------  ------------------- ------------------ --------------------


Units Outstanding at December 31, 2001                128,326              446,452            408,093              110,367

      Units Issued                                  8,550,202            2,220,806          3,521,846           16,736,568
      Units Redeemed                               (8,544,320)          (2,211,000)        (3,473,938)         (16,732,784)

Units Outstanding at December 31, 2002                134,208              456,258            456,001              114,151

       Units Issued                                 2,018,997            1,660,717          1,619,077            6,778,501
       Units Redeemed                              (1,955,165)          (1,588,701)        (1,584,316)          (6,708,563)

Units Outstanding at December 31, 2003                198,040              528,274            490,762              184,089
-------------------------------------------


                                                                    JNL/PIMCO
                                             JNL/Oppenheimer       Total Return
                                             Growth Portfolio     Bond Portfolio
                                            -------------------  -----------------


Units Outstanding at December 31, 2001                  28,414          1,061,846

      Units Issued                                     796,492          1,607,730
      Units Redeemed                                  (778,226)        (1,307,768)

Units Outstanding at December 31, 2002                  46,680          1,361,808

       Units Issued                                    427,427            477,017
       Units Redeemed                                 (391,108)          (704,846)

Units Outstanding at December 31, 2003                  82,999          1,133,980
-------------------------------------------


JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)
  The following is a reconciliation of unit activity for the periods ended December 31, 2003 and 2002:


                                                  JNL/PPM                              JNL/Putnam          JNL/Putnam
                                               America Money         JNL/Putnam       International          Midcap
                                             Market Portfolio     Equity Portfolio  Equity Portfolio    Growth Portfolio
                                            --------------------  ----------------- ------------------  -----------------


Units Outstanding at December 31, 2001                3,489,306          1,077,850            526,524            222,689

      Units Issued                                  101,606,761         21,261,112         47,249,798          6,400,329
      Units Redeemed                               (102,514,429)       (21,579,377)       (47,414,935)        (6,483,418)

Units Outstanding at December 31, 2002                2,581,638            759,585            361,387            139,600

       Units Issued                                  32,525,308          3,852,448         16,514,224          1,725,165
       Units Redeemed                               (34,712,619)        (4,011,029)       (16,562,554)        (1,690,730)

Units Outstanding at December 31, 2003                  394,327            601,004            313,057            174,036
-------------------------------------------



                                                 JNL/Putnam             JNL/S&P              JNL/S&P          JNL/S&P Equity
                                                Value Equity          Aggressive          Conservative          Aggressive
                                                 Portfolio        Growth Portfolio II  Growth Portfolio II  Growth Portfolio II
                                            --------------------- -------------------- -------------------- --------------------


Units Outstanding at December 31, 2001                 1,060,109              615,727            1,329,841              267,003

      Units Issued                                     1,018,343              101,695              643,455               26,044
      Units Redeemed                                  (1,220,764)            (193,113)            (472,670)             (99,594)

Units Outstanding at December 31, 2002                   857,688              524,309            1,500,626              193,453

       Units Issued                                      178,131               72,544              381,626               32,429
       Units Redeemed                                   (289,613)            (188,279)            (475,271)             (67,488)

Units Outstanding at December 31, 2003                   746,206              408,574            1,406,981              158,394
-------------------------------------------



                                                                       JNL/S&P
                                               JNL/S&P Equity         Moderate
                                            Growth Portfolio II   Growth Portfolio II
                                            --------------------- ------------------


Units Outstanding at December 31, 2001                   946,070          1,776,212

      Units Issued                                       134,280            676,064
      Units Redeemed                                    (334,371)          (479,455)

Units Outstanding at December 31, 2002                   745,979          1,972,821

       Units Issued                                      127,364            431,402
       Units Redeemed                                   (168,090)          (496,011)

Units Outstanding at December 31, 2003                   705,253          1,908,212
-------------------------------------------

JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)
  The following is a reconciliation of unit activity for the periods ended December 31, 2003 and 2002:


                                                                          JNL/                   JNL/
                                                  JNL/S&P           Salomon Brothers       Salomon Brothers
                                              Very Aggressive           Balanced                Global
                                            Growth Portfolio II         Portfolio           Bond Portfolio
                                            ---------------------  --------------------  ---------------------


Units Outstanding at December 31, 2001                   283,250               526,216                189,768

      Units Issued                                        32,171               254,541                217,600
      Units Redeemed                                     (84,330)             (284,257)              (211,732)

Units Outstanding at December 31, 2002                   231,091               496,500                195,636

       Units Issued                                       18,239               238,141                103,421
       Units Redeemed                                    (45,471)             (162,656)               (75,740)

Units Outstanding at December 31, 2003                   203,859               571,985                223,316
-------------------------------------------




                                                    JNL/
                                              Salomon Brothers        JNL/T. Rowe
                                                 High Yield          Price Mid-Cap
                                               Bond Portfolio      Growth Portfolio
                                            --------------------- --------------------


Units Outstanding at December 31, 2001                   526,109              690,219

      Units Issued                                       470,204           27,492,466
      Units Redeemed                                    (333,372)         (27,648,755)

Units Outstanding at December 31, 2002                   662,941              533,930

       Units Issued                                      986,032            6,334,543
       Units Redeemed                                 (1,121,955)          (6,297,975)

Units Outstanding at December 31, 2003                   527,018              570,497
-------------------------------------------

JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS
   The following is a summary for each period in the five year period ended December 31, 2003 of unit values, total returns and expense ratios for variable annuity contracts in addition to certain other portfolio data.

                                                    JNL/           JNL/AIM Premier           JNL/                 JNL/
                                               AIM Large Cap          Equity II          AIM Small Cap      Alliance Capital
                                             Growth Portfolio (a)   Portfolio (a)     Growth Portfolio (a)  Growth Portfolio
                                             ------------------- -------------------- -------------------- -------------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        $ 9.793633           $ 9.126242          $ 10.940581          $ 8.839572
   Net Assets (in thousands)                            $ 1,318                $ 762              $ 1,086             $ 4,576
   Units Outstanding (in thousands)                         135                   83                   99                 518
   Total Return****                                      28.09%               20.83%               36.37%              22.46%
   Investment Income Ratio**                              0.00%                0.00%                0.00%               0.00%
   Ratio of Expenses***                                   1.50%                1.50%                1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        $ 7.645976           $ 7.552795           $ 8.022530          $ 7.218330
   Net Assets (in thousands)                              $ 163                $ 184                $ 227             $ 4,395
   Units Outstanding (in thousands)                          21                   24                   28                 609
   Total Return****                                     -26.58%              -29.30%              -28.40%             -32.06%
   Investment Income Ratio**                              0.00%                0.00%                0.00%               0.00%
   Ratio of Expenses***                                   1.50%                1.50%                1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                       $ 10.413719          $ 10.682786          $ 11.205131         $ 10.623849
   Net Assets (in thousands)                               $ 80                  $ 5                 $ 16             $ 9,460
   Units Outstanding (in thousands)                           8                    -                    1                 890
   Total Return****                                      4.14%*               6.83%*              12.05%*             -15.85%
   Investment Income Ratio**                              0.00%                0.00%                0.00%               0.05%
   Ratio of Expenses***                                   1.50%                1.50%                1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                               n/a                  n/a                  n/a         $ 12.624682
   Net Assets (in thousands)                                n/a                  n/a                  n/a            $ 12,562
   Units Outstanding (in thousands)                         n/a                  n/a                  n/a                 995
   Total Return****                                         n/a                  n/a                  n/a             -18.81%
   Investment Income Ratio**                                n/a                  n/a                  n/a               0.00%
   Ratio of Expenses***                                     n/a                  n/a                  n/a               1.50%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                               n/a                  n/a                  n/a         $ 15.550278
   Net Assets (in thousands)                                n/a                  n/a                  n/a             $ 9,576
   Units Outstanding (in thousands)                         n/a                  n/a                  n/a                 616
   Total Return****                                         n/a                  n/a                  n/a              26.32%
   Investment Income Ratio**                                n/a                  n/a                  n/a               0.00%
   Ratio of Expenses***                                     n/a                  n/a                  n/a               1.50%
-------------------------------------------


                                                 JNL/Curian            JNL/Curian           JNL/Curian            JNL/Curian
                                               Communications       Consumer Brands           Energy               Financial
                                            Sector Portfolio (b)  Sector Portfolio (b)  Sector Portfolio (b) Sector Portfolio (b)
                                            --------------------- --------------------- -------------------- ----------------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        $ 10.681882           $ 10.183630          $ 10.537853            $ 10.232191
   Net Assets (in thousands)                                 $ -                   $ 5                  $ 7                    $ 5
   Units Outstanding (in thousands)                            -                     -                    1                      -
   Total Return****                                       6.82%*                1.84%*               5.38%*                 2.32%*
   Investment Income Ratio**                               0.00%                 0.00%                0.00%                  0.00%
   Ratio of Expenses***                                    1.50%                 1.50%                1.50%                  1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                                n/a                   n/a                  n/a                    n/a
   Net Assets (in thousands)                                 n/a                   n/a                  n/a                    n/a
   Units Outstanding (in thousands)                          n/a                   n/a                  n/a                    n/a
   Total Return****                                          n/a                   n/a                  n/a                    n/a
   Investment Income Ratio**                                 n/a                   n/a                  n/a                    n/a
   Ratio of Expenses***                                      n/a                   n/a                  n/a                    n/a

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                                n/a                   n/a                  n/a                    n/a
   Net Assets (in thousands)                                 n/a                   n/a                  n/a                    n/a
   Units Outstanding (in thousands)                          n/a                   n/a                  n/a                    n/a
   Total Return****                                          n/a                   n/a                  n/a                    n/a
   Investment Income Ratio**                                 n/a                   n/a                  n/a                    n/a
   Ratio of Expenses***                                      n/a                   n/a                  n/a                    n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                                n/a                   n/a                  n/a                    n/a
   Net Assets (in thousands)                                 n/a                   n/a                  n/a                    n/a
   Units Outstanding (in thousands)                          n/a                   n/a                  n/a                    n/a
   Total Return****                                          n/a                   n/a                  n/a                    n/a
   Investment Income Ratio**                                 n/a                   n/a                  n/a                    n/a
   Ratio of Expenses***                                      n/a                   n/a                  n/a                    n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                                n/a                   n/a                  n/a                    n/a
   Net Assets (in thousands)                                 n/a                   n/a                  n/a                    n/a
   Units Outstanding (in thousands)                          n/a                   n/a                  n/a                    n/a
   Total Return****                                          n/a                   n/a                  n/a                    n/a
   Investment Income Ratio**                                 n/a                   n/a                  n/a                    n/a
   Ratio of Expenses***                                      n/a                   n/a                  n/a                    n/a
-------------------------------------------


                                                 JNL/Curian            JNL/Curian
                                               Pharmaceutical/         Technology
                                                 Healthcare              Sector
                                            Sector Portfolio (b)      Portfolio (b)
                                            ---------------------- --------------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                         $ 10.219907          $ 10.075688
   Net Assets (in thousands)                                 $ 15                  $ -
   Units Outstanding (in thousands)                             1                    -
   Total Return****                                        2.20%*               0.76%*
   Investment Income Ratio**                                0.00%                0.00%
   Ratio of Expenses***                                     1.50%                1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                                 n/a                  n/a
   Net Assets (in thousands)                                  n/a                  n/a
   Units Outstanding (in thousands)                           n/a                  n/a
   Total Return****                                           n/a                  n/a
   Investment Income Ratio**                                  n/a                  n/a
   Ratio of Expenses***                                       n/a                  n/a

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                                 n/a                  n/a
   Net Assets (in thousands)                                  n/a                  n/a
   Units Outstanding (in thousands)                           n/a                  n/a
   Total Return****                                           n/a                  n/a
   Investment Income Ratio**                                  n/a                  n/a
   Ratio of Expenses***                                       n/a                  n/a

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                                 n/a                  n/a
   Net Assets (in thousands)                                  n/a                  n/a
   Units Outstanding (in thousands)                           n/a                  n/a
   Total Return****                                           n/a                  n/a
   Investment Income Ratio**                                  n/a                  n/a
   Ratio of Expenses***                                       n/a                  n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                                 n/a                  n/a
   Net Assets (in thousands)                                  n/a                  n/a
   Units Outstanding (in thousands)                           n/a                  n/a
   Total Return****                                           n/a                  n/a
   Investment Income Ratio**                                  n/a                  n/a
   Ratio of Expenses***                                       n/a                  n/a
-------------------------------------------

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

(a)  Inception date October 29, 2001.

(b)  Commencement of operations December 15, 2003.

JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                JNL/Curian          JNL/Janus          JNL/Janus          JNL/Janus
                                                The Dow SM          Aggressive           Global        Growth & Income
                                             10 Portfolio (a)    Growth Portfolio   Equities Portfolio    Portfolio
                                            -------------------- -----------------  -----------------  -----------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                        $ 9.523435       $ 12.340877         $ 8.970717         $ 6.490492
   Net Assets (in thousands)                            $ 4,837           $ 8,545            $ 4,526            $ 5,215
   Units Outstanding (in thousands)                         508               692                505                803
   Total Return****                                      22.93%            33.44%             22.12%             22.83%
   Investment Income Ratio**                              0.00%             0.00%              0.00%              0.50%
   Ratio of Expenses***                                   1.50%             1.50%              1.50%              1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        $ 7.747201        $ 9.248262         $ 7.345643         $ 5.284213
   Net Assets (in thousands)                            $ 2,369           $ 7,786            $ 5,463            $ 4,592
   Units Outstanding (in thousands)                         306               842                744                869
   Total Return****                                     -11.29%           -30.80%            -28.20%            -22.90%
   Investment Income Ratio**                              0.00%             0.00%              0.44%              0.00%
   Ratio of Expenses***                                   1.50%             1.50%              1.50%              1.50%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                        $ 8.732721       $ 13.365188        $ 10.230734         $ 6.853340
   Net Assets (in thousands)                            $ 1,795          $ 14,739           $ 14,617            $ 7,375
   Units Outstanding (in thousands)                         205             1,103              1,429              1,076
   Total Return****                                      -4.66%           -31.26%            -24.65%            -14.81%
   Investment Income Ratio**                              0.00%             0.05%              1.46%              0.72%
   Ratio of Expenses***                                   1.50%             1.50%              1.50%              1.50%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                        $ 9.159280       $ 19.442201        $ 13.577643         $ 8.044558
   Net Assets (in thousands)                            $ 1,413          $ 26,515           $ 19,409            $ 8,166
   Units Outstanding (in thousands)                         154             1,364              1,430              1,015
   Total Return****                                       3.15%           -22.11%            -19.50%             -9.92%
   Investment Income Ratio**                              0.00%             0.00%              0.00%              0.00%
   Ratio of Expenses***                                   1.50%             1.50%              1.50%              1.50%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                        $ 8.879862       $ 24.961915        $ 16.865600         $ 8.930331
   Net Assets (in thousands)                              $ 375          $ 23,928           $ 20,005            $ 4,751
   Units Outstanding (in thousands)                          42               959              1,186                532
   Total Return****                                    -11.20%*            91.54%             62.13%              3.42%
   Investment Income Ratio**                              0.00%             0.00%              0.00%              0.00%
   Ratio of Expenses***                                   1.50%             1.50%              1.50%              1.50%
------------------------------------------


                                             JNL/JPMorgan         JNL/Lazard          JNL/Lazard      JNL/Oppenheimer
                                             International          Mid Cap           Small Cap        Global Growth
                                            Value Portfolio     Value Portfolio    Value Portfolio     Portfolio (b)
                                           ------------------  ------------------  ----------------- -------------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                     $ 7.950814         $ 13.422953        $ 12.373700         $ 10.121240
   Net Assets (in thousands)                         $ 1,575             $ 7,091            $ 6,073             $ 1,863
   Units Outstanding (in thousands)                      198                 528                491                 184
   Total Return****                                   37.36%              26.97%             36.76%              38.46%
   Investment Income Ratio**                           2.06%               0.24%              0.00%               0.00%
   Ratio of Expenses***                                1.50%               1.50%              1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                     $ 5.788432         $ 10.571561         $ 9.047553          $ 7.309713
   Net Assets (in thousands)                           $ 777             $ 4,823            $ 4,126               $ 834
   Units Outstanding (in thousands)                      134                 456                456                 114
   Total Return****                                  -27.68%             -15.36%            -18.45%             -23.49%
   Investment Income Ratio**                           1.30%               0.27%              0.00%               0.00%
   Ratio of Expenses***                                1.50%               1.50%              1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                     $ 8.004392         $ 12.490262        $ 11.094785          $ 9.553567
   Net Assets (in thousands)                         $ 1,027             $ 5,576            $ 4,528             $ 1,054
   Units Outstanding (in thousands)                      128                 446                408                 110
   Total Return****                                  -21.60%              11.54%             15.59%             -4.46%*
   Investment Income Ratio**                           0.65%               0.52%              0.20%               0.00%
   Ratio of Expenses***                                1.50%               1.50%              1.50%               1.50%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                    $ 10.209507         $ 11.197554         $ 9.598667                 n/a
   Net Assets (in thousands)                         $ 1,517             $ 4,107            $ 3,351                 n/a
   Units Outstanding (in thousands)                      149                 367                349                 n/a
   Total Return****                                  -16.62%              23.51%             14.87%                 n/a
   Investment Income Ratio**                           0.00%               0.00%              0.00%                 n/a
   Ratio of Expenses***                                1.50%               1.50%              1.50%                 n/a

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                    $ 12.244257          $ 9.065821         $ 8.356158                 n/a
   Net Assets (in thousands)                           $ 961             $ 1,554            $ 1,515                 n/a
   Units Outstanding (in thousands)                       78                 171                181                 n/a
   Total Return****                                   35.97%               3.22%              0.42%                 n/a
   Investment Income Ratio**                           0.00%               0.00%              0.00%                 n/a
   Ratio of Expenses***                                1.50%               1.50%              1.50%                 n/a
------------------------------------------


                                                                  JNL/PIMCO
                                           JNL/Oppenheimer      Total Return
                                          Growth Portfolio (b) Bond Portfolio
                                          -------------------  ----------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                     $ 7.872982       $ 13.565641
   Net Assets (in thousands)                           $ 653          $ 15,383
   Units Outstanding (in thousands)                       83             1,134
   Total Return****                                   16.03%             3.22%
   Investment Income Ratio**                           0.00%             1.27%
   Ratio of Expenses***                                1.50%             1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                     $ 6.785448       $ 13.142235
   Net Assets (in thousands)                           $ 317          $ 17,897
   Units Outstanding (in thousands)                       47             1,362
   Total Return****                                  -26.40%             7.23%
   Investment Income Ratio**                           0.00%             0.02%
   Ratio of Expenses***                                1.50%             1.50%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                     $ 9.219923       $ 12.256672
   Net Assets (in thousands)                           $ 262          $ 13,015
   Units Outstanding (in thousands)                       28             1,062
   Total Return****                                  -7.80%*             7.99%
   Investment Income Ratio**                           0.21%             3.01%
   Ratio of Expenses***                                1.50%             1.50%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                            n/a       $ 11.349742
   Net Assets (in thousands)                             n/a           $ 7,685
   Units Outstanding (in thousands)                      n/a               677
   Total Return****                                      n/a             9.99%
   Investment Income Ratio**                             n/a             0.00%
   Ratio of Expenses***                                  n/a             1.50%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                            n/a       $ 10.319096
   Net Assets (in thousands)                             n/a           $ 5,226
   Units Outstanding (in thousands)                      n/a               506
   Total Return****                                      n/a            -1.75%
   Investment Income Ratio**                             n/a             0.00%
   Ratio of Expenses***                                  n/a             1.50%
------------------------------------------

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

(a)  Inception date August 16, 1999.

(b)  Inception date May 1, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                 JNL/PPM                              JNL/Putnam         JNL/Putnam
                                              America Money        JNL/Putnam       International          Midcap
                                            Market Portfolio    Equity Portfolio   Equity Portfolio   Growth Portfolio (a)
                                          --------------------- -----------------  -----------------  -----------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                      $ 11.048973        $ 8.165418         $ 8.500908         $ 7.195581
   Net Assets (in thousands)                           $ 4,357           $ 4,907            $ 2,661            $ 1,252
   Units Outstanding (in thousands)                        394               601                313                174
   Total Return****                                     -1.03%            25.33%             26.61%             31.48%
   Investment Income Ratio**                             0.49%             0.28%              1.07%              0.00%
   Ratio of Expenses***                                  1.50%             1.50%              1.50%              1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                      $ 11.164260        $ 6.515059         $ 6.714078         $ 5.472895
   Net Assets (in thousands)                          $ 28,822           $ 4,949            $ 2,426              $ 764
   Units Outstanding (in thousands)                      2,582               760                361                140
   Total Return****                                     -0.44%           -25.23%            -21.76%            -30.37%
   Investment Income Ratio**                             1.08%             0.00%              0.44%              0.00%
   Ratio of Expenses***                                  1.50%             1.50%              1.50%              1.50%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      $ 11.213552        $ 8.713204         $ 8.581758         $ 7.860448
   Net Assets (in thousands)                          $ 39,128           $ 9,392            $ 4,518            $ 1,750
   Units Outstanding (in thousands)                      3,489             1,078                527                223
   Total Return****                                      1.88%           -26.13%            -21.48%            -28.06%
   Investment Income Ratio**                             3.30%             0.00%              0.88%              0.00%
   Ratio of Expenses***                                  1.50%             1.50%              1.50%              1.50%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                      $ 11.006762       $ 11.795946        $ 10.929313        $ 10.926919
   Net Assets (in thousands)                          $ 42,623          $ 15,105            $ 4,027            $ 1,889
   Units Outstanding (in thousands)                      3,873             1,281                368                173
   Total Return****                                      4.28%           -19.06%            -15.26%             9.27%*
   Investment Income Ratio**                             0.00%             0.00%              0.00%              0.00%
   Ratio of Expenses***                                  1.50%             1.50%              1.50%              1.50%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                      $ 10.555057       $ 14.574468        $ 12.897375                n/a
   Net Assets (in thousands)                          $ 26,158          $ 12,900            $ 2,703                n/a
   Units Outstanding (in thousands)                      2,478               885                210                n/a
   Total Return****                                      3.08%            27.48%             30.14%                n/a
   Investment Income Ratio**                             0.00%             0.00%              0.00%                n/a
   Ratio of Expenses***                                  1.50%             1.50%              1.50%                n/a
------------------------------------------


                                               JNL/Putnam             JNL/S&P             JNL/S&P           JNL/S&P Equity
                                              Value Equity           Aggressive         Conservative          Aggressive
                                                Portfolio        Growth Portfolio II Growth Portfolio II  Growth Portfolio II
                                          ---------------------  ------------------- -------------------  --------------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                       $ 9.196427           $ 9.339713          $ 9.386991            $ 9.847226
   Net Assets (in thousands)                           $ 6,862              $ 3,816            $ 13,207               $ 1,560
   Units Outstanding (in thousands)                        746                  409               1,407                   158
   Total Return****                                     22.70%               24.23%              18.92%                26.21%
   Investment Income Ratio**                             1.12%                0.93%               1.99%                 0.06%
   Ratio of Expenses***                                  1.50%                1.50%               1.50%                 1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                       $ 7.495110           $ 7.517832          $ 7.893601            $ 7.802303
   Net Assets (in thousands)                           $ 6,428              $ 3,942            $ 11,845               $ 1,509
   Units Outstanding (in thousands)                        858                  524               1,501                   193
   Total Return****                                    -21.06%              -22.54%             -14.04%               -26.31%
   Investment Income Ratio**                             0.94%                1.25%               2.16%                 0.11%
   Ratio of Expenses***                                  1.50%                1.50%               1.50%                 1.50%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                       $ 9.494495           $ 9.705784          $ 9.182875           $ 10.587711
   Net Assets (in thousands)                          $ 10,065              $ 5,976            $ 12,212               $ 2,827
   Units Outstanding (in thousands)                      1,060                  616               1,330                   267
   Total Return****                                     -7.72%              -14.06%              -8.39%               -14.16%
   Investment Income Ratio**                             0.92%                2.60%               1.95%                 2.47%
   Ratio of Expenses***                                  1.50%                1.50%               1.50%                 1.50%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                      $ 10.289121          $ 11.293301         $ 10.024378           $ 12.334084
   Net Assets (in thousands)                           $ 9,867              $ 6,258             $ 9,728               $ 3,474
   Units Outstanding (in thousands)                        959                  554                 970                   282
   Total Return****                                      5.38%              -10.38%              -7.16%               -12.50%
   Investment Income Ratio**                             0.00%                0.00%               0.00%                 0.00%
   Ratio of Expenses***                                  1.50%                1.50%               1.50%                 1.50%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                       $ 9.764184          $ 12.601661         $ 10.797571           $ 14.095770
   Net Assets (in thousands)                           $ 7,557              $ 3,378             $ 6,510                 $ 946
   Units Outstanding (in thousands)                        774                  268                 603                    67
   Total Return****                                     -2.51%               26.75%              14.41%                37.53%
   Investment Income Ratio**                             0.00%                0.00%               0.00%                 0.00%
   Ratio of Expenses***                                  1.50%                1.50%               1.50%                 1.50%
------------------------------------------


                                                                    JNL/S&P
                                                                    Moderate
                                            JNL/S&P Equity           Growth
                                          Growth Portfolio II     Portfolio II
                                          --------------------  -----------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                      $ 9.060952        $ 10.130306
   Net Assets (in thousands)                          $ 6,390           $ 19,331
   Units Outstanding (in thousands)                       705              1,908
   Total Return****                                    25.26%             21.28%
   Investment Income Ratio**                            0.14%              1.43%
   Ratio of Expenses***                                 1.50%              1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                      $ 7.233616         $ 8.352674
   Net Assets (in thousands)                          $ 5,396           $ 16,478
   Units Outstanding (in thousands)                       746              1,973
   Total Return****                                   -27.18%            -16.77%
   Investment Income Ratio**                            0.18%              1.46%
   Ratio of Expenses***                                 1.50%              1.50%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      $ 9.933939        $ 10.035903
   Net Assets (in thousands)                          $ 9,398           $ 17,826
   Units Outstanding (in thousands)                       946              1,776
   Total Return****                                   -15.66%            -10.83%
   Investment Income Ratio**                            2.26%              2.82%
   Ratio of Expenses***                                 1.50%              1.50%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                     $ 11.778242        $ 11.255112
   Net Assets (in thousands)                         $ 11,243           $ 17,877
   Units Outstanding (in thousands)                       955              1,588
   Total Return****                                   -11.67%             -7.95%
   Investment Income Ratio**                            0.00%              0.00%
   Ratio of Expenses***                                 1.50%              1.50%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                     $ 13.335050        $ 12.227712
   Net Assets (in thousands)                          $ 4,732           $ 10,449
   Units Outstanding (in thousands)                       355                855
   Total Return****                                    34.26%             20.94%
   Investment Income Ratio**                            0.00%              0.00%
   Ratio of Expenses***                                 1.50%              1.50%
------------------------------------------

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

(a)  Inception date May 1, 2000.

JACKSON NATIONAL SEPARATE ACCOUNT III
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                         JNL/                 JNL/
                                                 JNL/S&P           Salomon Brothers     Salomon Brothers
                                             Very Aggressive           Balanced              Global
                                           Growth Portfolio II        Portfolio          Bond Portfolio
                                          ----------------------  -------------------  --------------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                       $ 10.383710          $ 10.995766           $ 13.144805
   Net Assets (in thousands)                            $ 2,117              $ 6,289               $ 2,935
   Units Outstanding (in thousands)                         204                  572                   223
   Total Return****                                      26.50%               15.30%                11.84%
   Investment Income Ratio**                              0.02%                2.27%                 4.82%
   Ratio of Expenses***                                   1.50%                1.50%                 1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                        $ 8.208402           $ 9.536269           $ 11.752920
   Net Assets (in thousands)                            $ 1,897              $ 4,735               $ 2,299
   Units Outstanding (in thousands)                         231                  497                   196
   Total Return****                                     -26.44%               -8.66%                 6.76%
   Investment Income Ratio**                              0.07%                0.00%                 5.97%
   Ratio of Expenses***                                   1.50%                1.50%                 1.50%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                       $ 11.158250          $ 10.440639           $ 11.008253
   Net Assets (in thousands)                            $ 3,161              $ 5,494               $ 2,089
   Units Outstanding (in thousands)                         283                  526                   190
   Total Return****                                     -13.29%               -2.01%                 5.22%
   Investment Income Ratio**                              2.87%                1.94%                 5.58%
   Ratio of Expenses***                                   1.50%                1.50%                 1.50%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                       $ 12.868428          $ 10.654378           $ 10.462251
   Net Assets (in thousands)                            $ 4,396              $ 4,505               $ 2,362
   Units Outstanding (in thousands)                         342                  423                   226
   Total Return****                                     -14.15%                6.60%                 5.59%
   Investment Income Ratio**                              0.00%                0.00%                 0.00%
   Ratio of Expenses***                                   1.50%                1.50%                 1.50%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                       $ 14.990193           $ 9.994927            $ 9.908668
   Net Assets (in thousands)                            $ 3,122              $ 3,775               $ 1,413
   Units Outstanding (in thousands)                         208                  378                   143
   Total Return****                                      40.30%               -1.40%                 0.35%
   Investment Income Ratio**                              0.00%                0.00%                 0.00%
   Ratio of Expenses***                                   1.50%                1.50%                 1.50%
------------------------------------------



                                                 JNL/
                                           Salomon Brothers        JNL/T. Rowe
                                              High Yield          Price Mid-Cap
                                            Bond Portfolio       Growth Portfolio
                                          --------------------  -------------------

PERIOD ENDED DECEMBER 31, 2003

   Unit Value                                     $ 12.087934          $ 13.550239
   Net Assets (in thousands)                          $ 6,371              $ 7,730
   Units Outstanding (in thousands)                       527                  570
   Total Return****                                    23.92%               36.53%
   Investment Income Ratio**                            7.33%                0.00%
   Ratio of Expenses***                                 1.50%                1.50%

PERIOD ENDED DECEMBER 31, 2002

   Unit Value                                      $ 9.754959           $ 9.924404
   Net Assets (in thousands)                          $ 6,467              $ 5,299
   Units Outstanding (in thousands)                       663                  534
   Total Return****                                     4.18%              -23.09%
   Investment Income Ratio**                           14.32%                0.00%
   Ratio of Expenses***                                 1.50%                1.50%

PERIOD ENDED DECEMBER 31, 2001

   Unit Value                                      $ 9.363510          $ 12.904163
   Net Assets (in thousands)                          $ 4,926              $ 8,907
   Units Outstanding (in thousands)                       526                  690
   Total Return****                                     3.76%               -2.97%
   Investment Income Ratio**                            7.83%                0.00%
   Ratio of Expenses***                                 1.50%                1.50%

PERIOD ENDED DECEMBER 31, 2000

   Unit Value                                      $ 9.024358          $ 13.298649
   Net Assets (in thousands)                          $ 4,783             $ 10,471
   Units Outstanding (in thousands)                       530                  787
   Total Return****                                    -6.08%                5.58%
   Investment Income Ratio**                            0.00%                0.00%
   Ratio of Expenses***                                 1.50%                1.50%

PERIOD ENDED DECEMBER 31, 1999

   Unit Value                                      $ 9.608237          $ 12.596169
   Net Assets (in thousands)                          $ 4,675              $ 5,236
   Units Outstanding (in thousands)                       487                  416
   Total Return****                                    -3.22%               22.16%
   Investment Income Ratio**                            0.00%                0.00%
   Ratio of Expenses***                                 1.50%                1.50%
------------------------------------------

* Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets

*** Annualized contract expenses of the separate account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction in unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

**** Total return for period indicated, including changes in value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a deduction in the total return presented.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account III:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of Jackson National Separate Account III as of December 31, 2003, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2003 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Jackson National Separate Account III as of December 31, 2003, and the results of its operations, changes in net assets and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.




Chicago, Illinois
March 5, 2004

                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES



                               [GRAPHIC OMITTED]




                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 2003

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2003

__________________________________________________________________

Independent Auditors' Report                                                                    1



Consolidated Balance Sheets                                                                     2



Consolidated Income Statements                                                                  3



Consolidated Statements of Stockholder's Equity and Comprehensive Income                        4



Consolidated Statements of Cash Flows                                                           5



Notes to Consolidated Financial Statements                                                      6



                          INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three year period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

As discussed more fully in note 2 to the financial statements: effective January 1, 2001, Jackson National Life Insurance Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," and effective April 1, 2001, Jackson National Life Insurance Company adopted Emerging Issues Task Force Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."


/s/ KPMG LLP


Detroit, Michigan
January 30, 2004

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED BALANCE SHEETS
(IN THOUSANDS, EXCEPT PER SHARE INFORMATION)


-------------------------------------------------------------------------------------------------------------------------------

                                                                                        DECEMBER 31,
ASSETS                                                                            2003                2002
                                                                           ----------------------------------------
   Investments:
     Cash and short-term investments                                           $   1,255,559      $    5,121,400

     Investments available for sale, at fair value:
        Fixed maturities (amortized cost: 2003, $36,476,667; 2002,                38,657,265          35,168,706
       $33,975,596)
        Equities (cost: 2003, $264,263; 2002, $305,270)                              264,553             256,135
     Mortgage loans, net of allowance                                              5,505,914           4,442,681
     Policy loans                                                                    717,047             714,205
     Other invested assets                                                         1,916,691           1,476,724
                                                                           ----------------------------------------
         Total investments                                                        48,317,029          47,179,851

   Accrued investment income                                                         502,081             485,326
   Deferred acquisition costs                                                      1,836,333           1,941,876
   Reinsurance recoverable                                                           578,424             525,031
   Deferred income taxes                                                              24,814             276,770
   Value of acquired insurance, core deposits and goodwill                           129,294             151,273
   Income taxes receivable from Parent
                                                                                 8,625                -
   Other assets                                                                      134,861              74,793
   Variable annuity assets                                                         7,047,522           4,385,525
                                                                           ----------------------------------------
         Total assets                                                          $   58,578,983     $   55,020,445
                                                                           ========================================

LIABILITIES AND STOCKHOLDER'S EQUITY
   LIABILITIES
     Policy reserves and liabilities:
       Reserves for future policy benefits and claims payable                  $   1,191,969      $    1,076,860
       Deposits on investment contracts                                           32,895,440          30,808,632
       Guaranteed investment contracts                                             1,837,104           2,607,408
     Trust instruments supported by funding agreements                             6,263,726           5,850,833
     Savings deposits                                                              1,115,550           1,045,830
     Notes and bank debt                                                             989,396           1,103,508
     Securities lending payable                                                      921,839           2,485,588
        Income taxes payable to Parent                                                     -              85,399
     Other liabilities                                                             1,815,684           1,754,629
     Variable annuity liabilities                                                  7,047,522           4,385,525
                                                                           ----------------------------------------
         Total liabilities                                                        54,078,230          51,204,212
                                                                           ----------------------------------------

     Minority interest                                                                98,505              66,228
                                                                           ----------------------------------------

   STOCKHOLDER'S EQUITY
     Common stock, $1.15 par value; authorized 50,000 shares;
       issued and outstanding 12,000 shares                                           13,800              13,800
     Additional paid-in capital                                                    2,533,535           2,484,228
     Accumulated other comprehensive income, net of
       tax of $438,701 in 2003 and $242,573 in 2002                                  814,102             449,382
     Retained earnings                                                             1,040,811             802,595
                                                                           ----------------------------------------
         Total stockholder's equity                                                4,402,248           3,750,005
                                                                           ----------------------------------------
         Total liabilities and stockholder's equity                            $  58,578,983     $    55,020,445

                                                                           ========================================

          See accompanying notes to consolidated financial statements.


            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED INCOME STATEMENTS
(IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------------------


                                                                         YEARS ENDED DECEMBER 31,
                                                               2003                2002                2001
                                                          -----------------  ------------------  ------------------
REVENUES
   Premiums                                                 $      173,411     $      152,694      $      223,149


   Net investment income                                         2,723,744          2,655,675           2,562,766

   Net realized losses on investments                              (60,897)          (479,764)           (614,695)

   Risk management activity                                       (186,319)          (552,701)           (412,740)

   Fee income:
     Mortality charges                                             131,196            133,665             133,223
     Surrender charges                                              79,200             61,324              62,729
     Expense charges                                                22,720             18,795              15,947
     Variable annuity fees                                          79,600             66,069              75,483
     Net asset management fees                                      24,796             21,595              23,531
                                                          -----------------  ------------------  ------------------
   Total fee income                                                337,512            301,448             310,913
   Other income                                                     39,696             43,240              38,292
                                                          -----------------  ------------------  ------------------
     Total revenues                                              3,027,147          2,120,592           2,107,685
                                                          -----------------  ------------------  ------------------

BENEFITS AND EXPENSES
   Death benefits                                                  331,116            334,527             307,610
   Market value adjustment benefits                                 62,678             14,238               2,204
   Interest credited on deposit liabilities                      1,551,399          1,553,412           1,558,210
   Interest expense on trust instruments supported
      by funding agreements                                        131,792            144,619             184,010
   Interest expense on notes, bank debt and reverse
   repurchase
      Agreements                                                    52,217             66,885              81,522
   Increase (decrease) in reserves, net of reinsurance               4,534            (34,457)             20,442
   Commissions                                                     423,446            427,882             303,249
   General and administrative expenses                             287,815            272,388             279,514
   Deferral of policy acquisition costs                           (560,512)          (556,120)           (391,412)
   Amortization of acquisition costs:
     Attributable to operations                                    239,015            375,080             239,823
     Attributable to risk management activity                      (28,454)            (7,961)            (56,726)
     Attributable to net realized losses on investments             (2,106)           (43,215)            (58,402)
   Amortization of acquired insurance, core deposits and
      goodwill                                                      21,979             20,702              22,458
                                                          -----------------  ------------------  ------------------
     Total benefits and expenses                                 2,514,919          2,567,980           2,492,502
                                                          -----------------  ------------------  ------------------
     Pretax income (loss) before minority interest                 512,228           (447,388)           (384,817)
   Minority interest                                               (14,628)            21,539              47,046
                                                          -----------------  ------------------  ------------------
     Pretax income (loss)                                          497,600           (425,849)           (337,771)
   Federal income tax expense (benefit)                            174,184           (148,463)           (117,062)
                                                          -----------------  ------------------  ------------------
     Income (loss) before cumulative effect of changes in
       accounting principles                                       323,416           (277,386)           (220,709)
   Cumulative effect of changes in accounting principles                 -                  -            (199,866)
                                                          -----------------  ------------------  ------------------
     NET INCOME (LOSS)                                      $      323,416     $     (277,386)     $     (420,575)

                                                          =================  ==================  ==================

   Pro forma net loss assuming the changes in
      accounting principles are applied retroactively                                              $     (237,414)
                                                                                                 ==================

          See accompanying notes to consolidated financial statements.



            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME
(IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------------------

                                                                       YEARS ENDED DECEMBER 31,
                                                           2003                 2002                  2001
                                                     -------------------  -------------------  --------------------

COMMON STOCK, BEGINNING AND END OF YEAR                $       13,800       $    13,800         $       13,800

                                                     -------------------  -------------------  --------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                           2,484,228            1,869,780            1,570,063
    Capital contributions                                      49,307              614,448              299,717
                                                     -------------------  -------------------  --------------------
End of year                                                 2,533,535            2,484,228            1,869,780
                                                     -------------------  -------------------  --------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                             449,382              (13,077)            (427,088)
    Net unrealized investment gains, net of
       reclassification adjustment and net of
       tax of $196,128 in 2003; $249,302 in 2002
       and $223,243 in 2001                                   364,720              462,459              414,011
                                                     -------------------  -------------------  --------------------
End of year                                                   814,102              449,382              (13,077)
                                                     -------------------  -------------------  --------------------

RETAINED EARNINGS
Beginning of year                                             802,595            1,221,981            1,773,661
    Net income (loss)                                         323,416             (277,386)            (420,575)
    Dividends paid to stockholder                             (85,200)            (142,000)            (131,105)
                                                     -------------------  -------------------  --------------------
End of year                                                 1,040,811              802,595            1,221,981
                                                     -------------------  -------------------  --------------------

TOTAL STOCKHOLDER'S EQUITY                             $    4,402,248       $    3,750,005            $3,092,484
                                                     ===================  ===================  ====================



                                                                      YEARS ENDED DECEMBER 31,
                                                           2003                 2002                 2001
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)
Net income (loss)                                      $     323,416        $     (277,386)     $      (420,575)

Net unrealized holding gains arising during
       the period, net of tax of $154,863 in 2003;
$220,241                                                      288,084              408,489              293,951
       in 2002 and $158,596 in 2001
Reclassification adjustment for gains included in
       net income, net of tax of  $41,265 in 2003;             76,636               53,970              120,060
$29,061
       in 2002 and $64,647 in 2001
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)                            $      688,136       $      185,073      $        (6,564)
                                                     ===================  ===================  ==================


          See accompanying notes to consolidated financial statements.



            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------------------------
                                                                             YEARS ENDED DECEMBER 31,
                                                                   2003                2002               2001
                                                              ----------------    ----------------   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
     Net income (loss)                                          $     323,416       $    (277,386)     $    (420,575)

     Adjustments to reconcile net income (loss) to net cash
       provided by operating activities:
         Net realized losses on investments                            60,897             479,764            614,695
         Risk management activity                                     186,319             552,701            412,740
         Interest credited on deposit liabilities                   1,551,399           1,553,412          1,558,210
         Interest expense on trust instruments supported
           by funding agreements                                      131,792             144,619            184,010
         Other charges                                               (233,116)           (213,784)          (211,899)
         Amortization of discount and premium on investments          111,377             (33,979)            93,393
         Deferred income tax provision                                 55,828            (285,863)          (101,474)
         Change in:
              Accrued investment income                               (16,755)            (47,299)            42,563
              Deferred acquisition costs                             (352,056)           (232,216)          (269,153)
              Value of acquired insurance, core deposits and
                  goodwill                                             21,979              20,702             22,458
              Income taxes payable to Parent                          (64,717)            182,410            (27,032)
              Other assets and liabilities, net                       163,998             136,489             12,006
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                      1,940,361           1,979,570          1,909,942
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
     Sales of fixed maturities and equities available for sale     11,934,636           6,835,958          5,732,067
     Principal repayments, maturities, calls and redemptions:
         Fixed maturities available for sale                        4,344,139           4,939,946          3,000,900
         Mortgage loans                                               447,125             792,097          1,273,431
        Purchases of:
         Fixed maturities and equities available for sale         (18,904,957)        (14,253,070)       (12,763,596)
             Mortgage loans                                        (1,503,846)         (1,037,256)          (773,815)
     Other investing activities                                    (1,868,359)            521,430           (699,498)
                                                              ----------------    ----------------   -----------------
       NET CASH USED BY INVESTING ACTIVITIES                       (5,551,262)         (2,200,895)        (4,230,511)
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
       Policyholders account balances:
         Deposits                                                   6,783,741           8,789,168          6,876,598
         Withdrawals                                               (5,377,602)         (5,699,339)        (4,856,448)
     Net transfers to separate accounts                            (1,523,759)           (295,315)          (468,993)
     Proceeds from notes and bank debt                                797,485             427,424          1,052,639
     Payments on notes and bank debt                                 (911,770)           (580,719)          (418,930)
     Increase in savings deposits                                      42,165             177,411             67,797
     Payment of cash dividends to Parent                              (85,200)           (142,000)          (131,105)
     Capital contribution                                              20,000             590,000            251,800
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES             (254,940)          3,266,630          2,373,358
                                                              ----------------    ----------------   -----------------

      NET INCREASE (DECREASE) IN CASH AND SHORT-TERM               (3,865,841)          3,045,305             52,789
INVESTMENTS

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                  5,121,400           2,076,095          2,023,306
                                                              ----------------    ----------------   -----------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                    $   1,255,559       $   5,121,400      $   2,076,095
                                                              ================    ================   =================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2003

--------------------------------------------------------------------------------
1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc ("Prudential"), London, England. JNL, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products, including immediate, indexed and deferred fixed annuities, variable annuities, guaranteed investment contracts ("GICs"), and individual life insurance products in all 50 states and the District of Columbia.

     The accompanying consolidated financial statements include JNL and its wholly owned subsidiaries, Jackson National Life Insurance Company of New York, an insurance company; Hermitage Management LLC, an inactive advertising agency; Jackson National Asset Management, LLC, an investment advisor and transfer agent; Jackson National Life Distributors, Inc., a broker dealer; JNL Thrift Holdings, Inc., a unitary thrift holding company; Curian Capital, LLC, a registered investment advisor; Jackson National Life (Bermuda) LTD, an insurance company; PPM America Special Investments Fund, L.P. ("SIF I"), PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds"); Tuscany CDO, Limited ("Tuscany"); Alcona Funding LLC ("Alcona"); Berrien Funding LLC ("Berrien"); Calhoun Funding LLC ("Calhoun") and Piedmont Funding LLC. JNL has effective managerial control of the PPMA Funds. Accordingly, the PPMA Funds are consolidated in the accompanying financial statements. JNL effectively owns a 72.0% interest in SIF I, a 15.1% interest in CBO II and a 100% interest in Tuscany. The minority interest reflected in the accompanying consolidated financial statements reflects the interests of other parties in the PPMA Funds. Alcona, Berrien, Calhoun and Piedmont Funding LLC were established to invest in certain securities associated with an asset securitization transaction referenced in Note 4.

     JNL Thrift Holdings, Inc. wholly owns Jackson Federal Bank ("Jackson Federal"), a thrift headquartered in Southern California. In January 2004, JNL Thrift Holdings, Inc. was dissolved, with JNL becoming the direct parent of Jackson Federal.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation with no impact on stockholder's equity or net income (loss).

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates. Significant estimates, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities without readily ascertainable market values and the determination of when an unrealized loss is other than temporary; 2) assessments as to whether certain entities are variable interest entities and which party, if any, should consolidate the entity; 3) assumptions as to future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs; 4) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; and 6) estimates related to recoverability of acquired insurance in force, core deposits and goodwill, establishment of loan loss reserves, liabilities for lawsuits and establishment of liability for state guaranty fund assessments.

     CHANGES IN ACCOUNTING PRINCIPLES
     Effective October 1, 2003, JNL adopted Derivatives Implementation Group Statement of Financial Accounting Standards No. 133 Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments" ("DIG B36"). DIG B36 addresses questions related to embedded derivatives in modified coinsurance reinsurance treaties (where funds are withheld by the ceding company) and in debt instruments that incorporate credit risk exposures that are unrelated or partially related to

  2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     the creditworthiness of the obligor. Implementation of DIG B36 did not have a material impact on JNL's results of operations or financial position.

     Effective July 1, 2003, JNL adopted Statement of Financial Accounting Standards No. 150, "Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity" ("FAS 150"). FAS 150 requires that companies with consolidated entities that will terminate by a specific date, such as limited-life partnerships, disclose the other owners' interests in those limited-life entities based on the fair values of the limited-life entities' assets. The adoption of FAS 150 did not have a material impact on JNL's results of operations or financial position.

     The PPMA Funds are limited life partnerships. Upon termination of the partnerships, the assets will be sold and proceeds distributed to the partners in accordance with their respective partnership interests. The assets of the PPMA Funds are marketable securities, which are carried at fair value, with an appropriate adjustment to minority interest, in the accompanying financial statements. Accordingly, the minority interest liability is reflected at fair value in the accompanying consolidated balance sheet.

     Effective January 31, 2003, JNL adopted the Financial Accounting Standards Board's ("FASB") Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN 46"), and effective December 31, 2003 JNL adopted FASB Interpretation No. 46 (revised December 2003) ("FIN 46R"). FIN 46R is an interpretation of Accounting Research Bulletin No. 51, "Consolidated Financial Statements," which requires an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). FIN 46R provides guidance on how to identify a VIE and how an enterprise assesses its interests in a VIE. It also requires existing VIEs to be consolidated by their primary beneficiaries if the entities do not effectively disperse risks among the parties involved.

     Pursuant to the guidance provided by FIN 46R, the Company has concluded that consolidation of any interests in VIEs that would represent primary beneficial interests is not material to net income, assets, liabilities or financial position. The Company has also concluded that it has no significant variable interests in VIEs where it is not the primary beneficiary.

     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. The adoption of FAS 142 did not have a material impact on JNL's results of operations or financial position.

     Effective January 1, 2002, JNL adopted Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"). FAS 144 supersedes Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets or for Long-Lived Assets to be Disposed of" ("FAS 121"), and Accounting Principles Board Opinion No. 30, "Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" ("APB 30"). FAS 144 carries forward many of the provisions of FAS 121 and APB 30. In addition, FAS 144 does not apply to goodwill and other intangible assets that are not amortized. FAS 144 requires majority owned subsidiaries for which control is likely to be temporary to be consolidated. The adoption of FAS 144 did not have a material impact on JNL's results of operations or financial position.

     Effective April 1, 2001, JNL adopted Emerging Issues Task Force Issue No. 99-20 ("EITF 99-20"), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The initial April 1, 2001 transitional loss adjustment totaling $32.8 million, net of reduced deferred acquisition cost amortization of $4.2 million and federal income tax benefit of $10.0 million, was recorded as a cumulative effect of a change in accounting principle.

  2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Effective January 1, 2001, JNL adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). FAS 133, as amended by Statements No. 137 and 138, establishes accounting and reporting standards for derivative instruments and for hedging activities. Under FAS 133, all derivative instruments, including certain derivative instruments embedded in other contracts, are recognized as either assets or liabilities in the balance sheet at their fair values, and changes in such fair values are recognized immediately in earnings unless specific hedging criteria are met. While the Company uses derivatives to hedge certain risks in conjunction with its asset/liability management program, JNL elected to not incur the costs of restructuring its derivative contracts, segregating investment portfolios and adding the systems and personnel required to qualify for much stricter hedge accounting treatment on an ongoing basis.

     Upon adoption in 2001, a gross transitional loss adjustment totaling $277.1 million, net of additional deferred acquisition cost amortization of $1.8 million and federal income tax benefit of $97.6 million, based on the aggregate fair value of the Company's derivative instruments as of January 1, 2001, was recorded as a cumulative effect of a change in accounting principle. Since adoption of FAS 133, earnings have reflected significantly increased volatility owing to fair value fluctuations on certain derivative instruments, particularly interest rate swaps, that are regularly used to manage risks associated with movements in interest rates. Changes in the fair value of derivative instruments are now reflected in income while the largely offsetting change in fair value of the Company's hedged investments will remain as an adjustment to equity in the balance sheet as unrealized gains and losses.

     A reconciliation of reported net income to adjusted net income is as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                          2003                2002                2001
                                                    -----------------   ------------------  ------------------
     Reported net income (loss)                       $       323,416     $     (277,386)     $    (420,575)

       Net income adjustment for FAS 133 and
           EITF 99-20                                           -                   -               181,264
     Goodwill amortization                                      -                   -                 2,918
     Tax effect of goodwill amortization                       -                    -
                                                                                                     (1,021)
                                                    -----------------   ------------------  ------------------
                                                    -----------------   ------------------  ------------------
       Pro forma net income (loss) assuming the
           changes in accounting principles are
           applied retroactively                      $       323,416     $     (277,386)     $    (237,414)
                                                    =================   ==================  ==================

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/stockholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income using the interest method. Mortgage-backed and structured securities are amortized over the estimated redemption period. All debt securities are classified as available for sale and are carried at fair value. For declines in fair value considered to be other than temporary, the cost basis of debt securities are reduced to estimated net realizable value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value. In determining whether an other than temporary impairment has occurred, the Company considers a security's forecasted cash flows as well as the severity and duration of depressed fair values. Commercial loans include certain term and revolving notes, as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances, less any allowance for loan losses.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Equities, which include common stocks and non-redeemable preferred stocks, are carried at fair value. The cost basis of equities is reduced to estimated net realizable value for declines in fair value considered to be other than temporary. At December 31, 2003 and 2002, equities included investments in mutual funds of $89.4 million and $80.1 million, respectively, which support liabilities of the Company's non-qualified voluntary deferred compensation plans.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to provide for losses inherent in the mortgage loan portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DETERMINATION OF FAIR VALUE FOR ILLIQUID DISTRESSED SECURITIES
     Prior to 2003, the Company used independently obtained estimates of fair value for all securities for which such values were available. With respect to certain illiquid distressed securities, these values were broker-provided quotes which may not generally be the best representation of fair value, considered to be a value obtainable in a transaction between willing parties. Effective January 1, 2003, fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values. Liquidation values for these illiquid distressed securities would generally be lower, and in many cases significantly lower, than internally derived fair values. As of December 31, 2003, the amortized cost and fair value of illiquid distressed securities valued internally was $52.1 million and $54.4 million, respectively.

     The refinement of estimated fair value of illiquid distressed securities has no impact on net income and increased comprehensive income in 2003 by $3.2 million, net of a $3.5 million change in deferred acquisition costs and $1.7 million in deferred federal income tax.

     DERIVATIVE FINANCIAL INSTRUMENTS, EMBEDDED DERIVATIVES AND RISK MANAGEMENT ACTIVITY
     The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     The Company generally uses derivative instruments for hedging purposes. Additionally, certain liabilities, primarily trust instruments supported by funding agreements and equity-linked annuities, issued by the Company, contain embedded derivatives as defined by FAS 133. The Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from derivative financial instruments and embedded derivatives, including net payments, realized gains and losses and changes in value, are reported in risk management activity.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swaps outstanding at December 31, 2003 and 2002 are used for hedging purposes. Interest rate swaps are included in other invested assets or other liabilities.

     Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long duration interest rate swap at future exercise dates. The Company purchases and writes put-swaptions with maturities up to 10 years. On a net basis, put-swaptions hedge against significant upward movements in interest rates. Put-swaptions purchased are included in other invested assets. Put-swaptions written are included in other liabilities.

     Equity index futures contracts and equity index call options, which are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities, are included in other invested assets. These annuities contain embedded options whose fair value is included in deposits on investment contracts.

     Equity index swaps, in which the Company receives equity returns in exchange for short-term floating rate payments based on a notional amount, are held for both hedging and investment purposes, and are included in other invested assets or other liabilities.

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting trust instrument obligations. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets or other liabilities. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in risk management activity.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been decreased by $904.8 million at December 31, 2003 and $447.2 million at December 31, 2002 to reflect this change.

     During 2002, poor equity market performance lowered future expected profits on the variable annuity product line through lower fee income and an increased provision for future guaranteed minimum death benefit claims. As a result, the deferred acquisition cost asset associated with the variable annuities became impaired. During 2002, the asset was reduced through increased amortization compared to 2001 of approximately $128.3 million primarily due to the poor equity market performance. No such deferred acquisition cost asset impairments were required in 2003. However, further impairments or accelerated amortization of this deferred acquisition cost asset may result if future equity market returns are below assumed levels.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUE OF ACQUIRED INSURANCE, CORE DEPOSITS AND GOODWILL
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     Goodwill and core deposit intangibles represent the excess of purchase price over the fair value of assets acquired in the purchase of Jackson Federal, Highland Federal Bank ("Highland"), and the Fremont branch ("Fremont") acquired from Fremont Investment and Loan, located in California, in 2002. Fremont had total assets of $101.6 million and deposit liabilities of $103.2 million at the date of acquisition in 2002. For these acquisitions, the excess of the purchase price over the fair value of the assets acquired was allocated to goodwill and core deposit intangibles. The core deposit intangibles are amortized over 7 years. Beginning January 1, 2002, with the adoption of FAS 142, goodwill is no longer being amortized. Prior to 2002, goodwill was amortized over 15 years.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. Jackson National Life Distributors, Inc. and JNL Thrift Holdings, Inc. file separate income tax returns. PPM America Special Investments Fund, L.P. and PPM America Special Investments CBO II, L.P. file as limited partnerships and pass through the appropriate portion of their income and deductions to their partners. Jackson National Life (Bermuda) LTD is taxed as a controlled foreign corporation of JNL. The other entities are limited liability companies with all of their interests owned by JNL. Accordingly, they are not considered separate entities for income tax purposes; and therefore, are taxed as part of the operations of JNL and not taxed separately. Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS AND CLAIMS PAYABLE:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 50% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration. Interest rate assumptions range from 4.0% to 8.0%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, liabilities approximate the policyholder's account value. For deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder's account value. The liability for equity index-linked annuities is based on two components, 1) the imputed value of the underlying guaranteed host contract, and 2) the fair value of the embedded option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     JNL and Jackson National Life Funding, LLC established a European Medium Term Note program, with up to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Outstanding balances totaled $4.1 billion at both December 31, 2003 and 2002.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     JNL and Jackson National Life Global Funding established an initial $3 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. The outstanding balances at December 31, 2003 and 2002 totaled $2.2 billion and $1.8 billion, respectively.

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. Foreign currency transaction gains and losses are included in risk management activity.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $6,978.1 million and $4,339.9 million at December 31, 2003 and 2002, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in variable annuity fees and net asset management fees in the consolidated income statements.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $69.4 million and $45.6 million at December 31, 2003 and 2002, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in net asset management fees in the consolidated income statement.

     SAVINGS DEPOSITS
     Savings deposits are comprised of banking deposits held by Jackson Federal, and include demand deposits, passbook and statement savings, money market and certificates of deposit. Savings deposit liabilities are reported at the outstanding balance of the accounts.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs. Non-acquisition expenses are recognized as incurred.

     Investment income is not accrued on securities in default and otherwise where the collection is uncertain. Subsequent receipts of interest on such securities are generally used to reduce the cost basis of the securities.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Disclosure is required for fair value information about financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, and beginning in 2003 for illiquid distressed securities, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent market quotes and, in many cases, cannot be realized in immediate settlement of the instrument.

     The following summarizes the basis used by the Company in estimating fair values for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values. Fair values for illiquid distressed securities are primarily determined based on internally derived estimates of discounted future cash flows or expected recovery values.

     EQUITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $5,882.7 million and $4,710.4 million at December 31, 2003 and 2002, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVES:
     Fair values are based on quoted market prices, estimates received from financial institutions or valuation models.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For equity-linked immediate and deferred annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of such annuities approximated $27.5 billion and $26.7 billion, respectively, at December 31, 2003 and $25.4 billion and $25.0 billion, respectively, at December 31, 2002.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $1.8 billion and $2.6 billion at December 31, 2003 and 2002, respectively.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $6.3 billion and $5.9 billion at December 31, 2003 and 2002, respectively.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     SAVINGS DEPOSITS:
     Fair value of deposit accounts with no stated maturity (demand deposits, regular passbook and money market accounts) is equal to their carrying amounts. Fair value of certificates of deposit is based on the discounted value of contractual cash flows. The fair value approximated $1.1 billion at both December 31, 2003 and 2002.

     REVERSE REPURCHASE AGREEMENTS:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

     NOTES AND BANK DEBT:
     Fair value of notes and bank debt is based on the present value of future cash flows at current interest rates.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair value of contracts in the payout phase is based on the present value of future cash flows at assumed investment rates. The aggregate fair value approximated $6.6 billion and $4.1 billion at December 31, 2003 and 2002, respectively.

4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products, and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2003, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2003, the carrying value of investments rated by the Company's investment advisor totaled $514.8 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                         PERCENT OF TOTAL
                                                         FIXED MATURITIES
        INVESTMENT RATING                                DECEMBER 31, 2003
                                                       ----------------------
                                                       ----------------------
        AAA                                                    16.0%
        AA                                                      5.9
        A                                                      26.2
        BBB                                                    44.2
                                                       ----------------------
                                                       ----------------------
            Investment grade                                   92.3
                                                       ----------------------
                                                       ----------------------
        BB                                                      5.3
        B and below                                             2.4
                                                       ----------------------
                                                       ----------------------
            Below investment grade                              7.7
                                                       ----------------------
                                                       ----------------------
            Total fixed maturities                            100.0%
                                                       ======================

     The amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $90.9 million and $100.7 million, respectively, at December 31, 2003. The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2003 were $87.3 million and $96.0 million, respectively, and for the 12 months preceding December 31, 2002 were $134.6 million and $92.8 million, respectively.


4.   INVESTMENTS (CONTINUED)

     The amortized cost, gross unrealized gains and losses and fair value of fixed maturities are as follows (in thousands):

                                                                    GROSS             GROSS
                                              AMORTIZED          UNREALIZED         UNREALIZED          FAIR
       DECEMBER 31, 2003                         COST               GAINS             LOSSES            VALUE
                                          ------------------- ------------------ ----------------- ------------------
          U.S. Treasury securities
                                            $         4,156     $        200       $         3       $      4,353

          U.S. Government agencies
               and foreign governments                1,837              330                 -              2,167

          Public utilities                        2,370,585          175,446             4,090          2,541,941
          Corporate securities
               and commercial loans              24,440,620        1,946,199           103,294         26,283,525
          Mortgage-backed securities              9,659,469          248,579            82,769          9,825,279
                                          ------------------- ------------------ ----------------- ------------------
               Total                        $    36,476,667     $  2,370,754       $   190,156       $ 38,657,265
                                          =================== ================== ================= ==================

                                                                   GROSS             GROSS
                                              AMORTIZED          UNREALIZED        UNREALIZED           FAIR
       DECEMBER 31, 2002                        COST               GAINS             LOSSES            VALUE
                                          ------------------- ------------------ ----------------- ------------------
          U.S. Treasury securities
                                            $         4,167     $        342       $    -            $      4,509

          U.S. Government agencies
               and foreign governments                2,726              415          -                     3,141

          Public utilities                        1,402,075           68,078            68,330          1,401,823
          Corporate securities
               and commercial loans              23,565,100        1,671,898           461,567         24,775,431
          Mortgage-backed securities              9,001,528          349,471           367,197          8,983,802
                                          ------------------- ------------------ ----------------- ------------------
               Total                        $   33,975,596      $  2,090,204       $   897,094       $ 35,168,706
                                           =================== ================== ================= ==================

     At December 31, 2003 and 2002, available for sale securities without a readily ascertainable market value having an amortized cost of $4,889.6 million and $4,655.2 million, respectively, had an estimated fair value of $5,197.8 million and $4,938.0 million, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

     Fixed maturities (in thousands):
                                                                  AMORTIZED
                                                                     COST           FAIR VALUE
                                                              ------------------------------------
     Due in 1 year or less                                      $   512,654       $     530,004

     Due after 1 year through 5 years                                                 5,869,333
                                                                  5,447,900
     Due after 5 years through 10 years                                              17,218,524
                                                                 15,932,528
     Due after 10 years through 20 years                                              3,205,658
                                                                  3,035,184
     Due after 20 years                                                               2,008,467
                                                                  1,888,932
     Mortgage-backed securities                                                       9,825,279
                                                                  9,659,469
                                                              ------------------------------------
          Total                                                 $36,476,667       $  38,657,265
                                                              ====================================

     Fixed maturities with a carrying value of $4.1 million and $3.5 million at December 31, 2003 and 2002 were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

4.    INVESTMENTS (CONTINUED)

     As of December 31, 2003, the fair value and the amount of gross unrealized losses included in accumulated other comprehensive income in stockholder's equity are as follows (in thousands):

                                        LESS THAN 12 MONTHS        12 MONTHS OR LONGER                TOTAL
                                    ------------------------------------------------------------------------------------
                                    ------------------------------------------------------------------------------------
                                        GROSS                      GROSS                      GROSS
                                     UNREALIZED                  UNREALIZED                 UNREALIZED
                                       LOSSES      FAIR VALUE      LOSSES     FAIR VALUE      LOSSES       FAIR VALUE
                                    ------------- ------------- ------------ ------------- ------------- --------------
     Government securities            $        3   $      535     $       -    $       -     $        3    $       535


     Public utilities                      2,461        52,685        1,629       13,650          4,090         66,335
     Corporate securities
          and commercial loans            65,885     1,512,590       37,409      389,961        103,294      1,902,551
     Mortgage-backed securities           82,022     3,034,484          747        9,046         82,769      3,043,530
                                    ------------- ------------- ------------ ------------- ------------- --------------
                                    ------------- ------------- ------------ ------------- ------------- --------------
          Subtotal - fixed               150,371     4,600,294       39,785      412,657        190,156      5,012,951
     maturities
     Equities                              1,173        11,887       21,773       66,834         22,946         78,721
                                    ------------- ------------- ------------ ------------- ------------- --------------
                                    ------------- ------------- ------------ ------------- ------------- --------------
     Total temporarily impaired
          securities                    $151,544   $ 4,612,181    $  61,558    $ 479,491     $  213,102    $ 5,091,672
                                    ============= ============= ============ ============= ============= ==============

     To the extent unrealized losses are not due to changes in interest rates, securities in an unrealized loss position are regularly reviewed for other than temporary declines in value. Factors considered in determining whether a decline is other than temporary include the length of time a security has been in an unrealized position, reasons for the decline in value and expectations for the amount and timing of a recovery in value.

     Assessments include judgments about an obligor's current and projected financial position, an issuer's current and projected ability to service and repay its debt obligations, the existence of, and realizable value for, any collateral backing obligations, the macro-economic outlook and micro-economic outlooks for specific industries and issuers. Assessing the duration of mortgage-backed securities can also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing abilities.

     Of the total carrying value for fixed maturities in an unrealized loss position at December 31, 2003, 76.5% were investment grade, 7.0% were below investment grade and 16.5% were not rated. Unrealized losses from fixed maturities that were below investment grade or not rated represented approximately 37.8% of the aggregate gross unrealized losses on available for sale fixed maturities.

     Corporate fixed maturities in an unrealized loss position were diversified across industries. As of December 31, 2003, the industries representing the larger unrealized losses included financial services (11.2% of fixed maturities gross unrealized losses) and industrial and manufacturing (11.2%). Other debt securities in an unrealized loss position are primarily asset-backed securities, including collateralized debt obligations. As of December 31, 2003, asset-backed other debt securities represented 6.3% of fixed maturities gross unrealized losses, including 3.1% related to collateralized debt obligations. The Company had no material unrealized losses on individual fixed maturities or equities at December 31, 2003.

     The amount of gross unrealized losses for fixed maturities in an unrealized loss position by maturity date of the fixed maturities as of December 31, 2003 are as follows (in thousands):


          Less than one year                         $         -
          One to five years                               (4,815)
          Five to ten years                              (40,312)
          More than ten years                            (62,260)
          Mortgage-backed securities                     (82,769)
                                                    ---------------
          Total gross unrealized losses                 $(190,156)
                                                    ===============

4.    INVESTMENTS (CONTINUED)

     MORTGAGE LOANS
     Mortgage loans, net of allowance for loan losses of $26.2 million and $33.1 million at December 31, 2003 and 2002, respectively, are as follows (in thousands):
                                              DECEMBER 31,
                                       2003                 2002
                                 -----------------    ------------------
           Residential           $        841,491     $         805,174

           Commercial                   4,664,423             3,637,507
                                 -----------------    ------------------
                Total            $      5,505,914     $       4,442,681
                                 =================    ==================

     At December 31, 2003, mortgage loans were collateralized by properties located in 44 states and Canada. Approximately 28.4% of the aggregate carrying value of the portfolio is secured by properties located in California.

     SECURITIZATIONS
     In November 2003, JNL executed the Piedmont CDO Trust ("Piedmont") securitization transaction. In this transaction, JNL contributed $1,159.6 million of asset-backed securities, ultimately to Piedmont, which issued several classes of debt to acquire such securities. In accordance with the accounting treatment promulgated by Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," the transaction was recorded as a sale; however, JNL retained beneficial interests in the contributed asset-backed securities of approximately 80% by acquiring certain securities issued by Piedmont. JNL recognized a loss of approximately $100 thousand related to the sale, to third parties, of the entire most senior class of securities issued by Piedmont.

     In 2001, the Company received proceeds of $889.4 million from the transfer of certain fixed maturities to Tuscany in a securitized transaction. The fixed maturities transferred collateralize $900.0 million of notes issued by Tuscany. The Company retained $450.0 million of senior and subordinated notes and sold $450.0 million of senior notes to unrelated parties.

     In 2001, the Company received proceeds of $71.3 million and recognized a loss of $0.3 million from the sale of certain fixed maturities. The Company has retained an interest in the assets transferred as a result of its purchase of $71.3 million of notes issued by a separate special purpose trust formed in connection with the transaction. The investment return to the Company on the notes is tied to the performance of fixed maturities sold.

     In 2001, the Company received proceeds of $651.6 million and recognized a gain of $25.3 million from the sale of certain commercial mortgage loans in a securitization transaction. The Company retained interests in the securitization having a fair value of $63.0 million, based on quoted market prices. The gain recognized was determined by allocating the previous carrying amount between the assets sold and the interests retained based on their relative fair value at the date of transfer. While the retained interests are subordinate to those that were sold, there are no restrictions in connection with the assets retained. The fair value of interests retained is determined consistently with the Company's fixed maturities.

     OTHER INVESTED ASSETS
     Other invested assets include investments in 1) limited partnerships that total $821.1 million and $803.4 million at December 31, 2003 and 2002, respectively; 2) derivative instruments with positive fair values and 3) real estate. Limited partnership income (loss) recognized by the Company was $14.5 million, $(64.9) million and $(47.6) million in 2003, 2002 and 2001, respectively.

     The fair value of derivative instruments reflects the estimated amounts, net of payment accruals, that the Company would receive or pay upon sale or termination of the contracts at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of open positions.


4.    INVESTMENTS (CONTINUED)

     A summary of the aggregate contractual or notional amounts and fair values for derivative instruments outstanding is as follows (in thousands):

                                                         DECEMBER 31, 2003
                                     OTHER INVESTED ASSETS                 OTHER LIABILITIES
                               ---------------------------------- ------------------------------------
                                   CONTRACTUAL/                       CONTRACTUAL/                           NET
                                    NOTIONAL           FAIR            NOTIONAL            FAIR             FAIR
                                     AMOUNT           VALUE             AMOUNT             VALUE           VALUE
                               ------------------ ---------------- ------------------- ---------------- ---------------
           Interest rate swaps     $  6,260,365     $   269,262      $   8,316,000      $  (695,966)     $ (426,704)

           Cross-currency
              swaps                   2,425,849                            106,579
                                                        477,782                             (13,220)        464,562
           Put-swaptions             27,500,000                         10,000,000         (161,221)          3,666
                                                        164,887
           Futures                        3,168               -                  -                -              -

           Equity index call
              options                 1,742,550          96,221                  -                -          96,221

           Equity index swaps             3,035           1,506            215,438          (44,147)        (42,641)
                                ------------------ ---------------- ------------------- ---------------- ---------------
                                    $ 37,934,967    $ 1,009,658       $  18,638,017      $  (914,554)     $   95,104
                                ================== ================ =================== ================ ===============

                                                         DECEMBER 31, 2002
                                     OTHER INVESTED ASSETS                 OTHER LIABILITIES
                               ------------------- --------------- ------------------------------------
                                  CONTRACTUAL/                       CONTRACTUAL/                           NET
                                    NOTIONAL           FAIR            NOTIONAL            FAIR             FAIR
                                     AMOUNT           VALUE             AMOUNT             VALUE           VALUE
                               ------------------- --------------- ------------------- ---------------- ---------------

           Interest rate swaps   $   3,590,363      $ 297,659       $  8,345,000        $  (924,565)      $(626,906)

           Cross-currency
              swaps                  1,861,647        199,487            866,207            (43,777)        155,709

           Put-swaptions            15,500,000         22,055                  -                  -          22,055

           Futures                       7,007               -                 -                  -               -
           Equity index
              call    options        1,778,550          80,213                 -                  -          80,213

           Equity index swaps            5,613           1,146           225,640            (54,034)        (52,888)
                               ------------------- --------------- ------------------- ---------------- ---------------
                                 $  22,743,180      $  600,560      $  9,436,847        $(1,022,376)      $(421,817)
                               =================== =============== =================== ================ ===============

     SECURITIES LENDING
     The Company has entered into securities lending agreements with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2003 and 2002, the estimated fair value of loaned securities was $903.8 million and $2,417.6 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $921.8 million and $2,485.6 million at December 31, 2003 and 2002, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.    INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category are as follows (in thousands):

                                                                 YEARS ENDED DECEMBER 31,
                                                       2003                 2002               2001
                                                 -----------------    -----------------  ------------------
     Fixed maturities                            $      2,344,425     $      2,353,722    $     2,186,400

     Other investment income                              452,171              365,205            432,373
                                                 -----------------    -----------------  ------------------
       Total investment income                          2,796,596            2,718,927          2,618,773
     Less investment expenses                             (72,852)             (63,252)           (56,007)
                                                 -----------------    -----------------  ------------------
       Net investment income                     $      2,723,744     $      2,655,675    $     2,562,766
                                                 =================    =================  ==================

5. INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES (CONTINUED)

     Risk management activity, including gains, losses and change in fair value of derivative instruments and embedded derivatives, is as follows (in thousands):

                                                                 YEARS ENDED DECEMBER 31,
                                                       2003                 2002               2001
                                                 -----------------    -----------------  ------------------
     Interest rate swaps                         $        (47,088)    $       (445,785)  $       (289,674)
     Put-swaptions                                          3,511              (26,474)            15,026
     Futures                                                4,185                6,354            (15,168)
     Equity index call options                           (124,489)             (66,342)          (123,152)
     Equity index swaps                                     3,554              (20,454)               228
     Variable annuity reinsurance                         (25,992)                   -                  -
                                                 -----------------    -----------------  ------------------
       Risk management activity                   $      (186,319)    $       (552,701)  $       (412,740)
                                                 =================    =================  ==================

     Net realized losses on investments are as follows (in thousands):

                                                                 YEARS ENDED DECEMBER 31,
                                                       2003                 2002               2001
                                                 -----------------    -----------------  ------------------
     Sales of fixed maturities
       Gross gains                                 $      261,662       $      262,050     $       90,044

       Gross losses                                      (139,220)            (215,243)          (138,197)
     Sales of equities
       Gross gains                                         19,767               11,238             26,546
       Gross losses                                        (1,018)              (8,664)           (20,107)
     Impairment losses                                   (202,088)            (529,145)          (600,595)
     Other invested assets, net                                 -                    -             27,614
                                                 -----------------    -----------------  ------------------
       Total before minority interest                     (60,897)            (479,764)          (614,695)
     Minority interest                                    (13,966)              20,980             47,041
                                                 -----------------    -----------------  ------------------
       Total, net of minority interest             $      (74,863)      $     (458,784)    $     (567,654)
                                                 =================    =================  ==================

     The Company periodically reviews its fixed maturities and equities on a case-by-case basis to determine if any decline in fair value below the carrying value is other than temporary. If it is determined that a decline in value of an investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income in stockholder's equity. If the decline is considered to be other than temporary, a realized loss is recorded in the consolidated income statement.

     Generally, securities with fair values that are less than 80% of cost and other securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration which has led to a significant decline in value of the security; a significant covenant related to the security has been breached; and an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its credit worthiness.

     In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and must exercise considerable judgment in determining whether a security is other than temporarily impaired. Among the factors considered is whether the decline in fair value results from a change in the quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the current and short term prospects of the issuer. Unrealized losses that are considered to be primarily the result of market conditions, such as increasing interest rates, unusual market volatility or industry-related events, and where the Company also believes there exists a reasonable expectation for recovery and, furthermore, has the intent and ability to hold the investment until maturity or the market recovery, are usually determined to be temporary.


5. INVESTMENT INCOME, RISK MANAGEMENT ACTIVITY AND REALIZED GAINS AND LOSSES (CONTINUED)

     The risks inherent in reviewing the impairment of any investment include the risk that market results may differ from expectations; facts and circumstances may change in the future and differ from estimates and assumptions; or the Company may later decide to sell the security as a result of changed circumstances.

     To the extent factors contributing to the impairment losses recognized in 2003, 2002 and 2001 affected other investments, such investments were reviewed for other than temporary impairment and losses were recorded if appropriate.

     The Company applies the provisions of EITF 99-20 when evaluating whether impairments on its structured securities, including asset-backed securities and collateralized debt obligations, are other than temporary. The Company regularly reviews future cash flow assumptions and, in accordance with EITF 99-20, if there has been an adverse change in estimated cash flows to be received from a security, an impairment is recognized in net income. For privately placed structured securities, impairment amounts are based on discounted cash flows. As previously noted, a cumulative effect adjustment, which is not included in the previous table, was recorded in connection with the adoption of EITF 99-20 in 2001.

     There are inherent uncertainties in assessing the fair values assigned to the Company's investments and in determining whether a decline in market value is other than temporary. The Company's review of fair value involves several criteria including economic conditions, credit loss experience, other issuer-specific developments and future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently in accumulated other comprehensive income may be recognized in the statement of operations in future periods.

     The Company currently intends to hold available for sale securities with unrealized losses not considered other than temporary until they mature or recover in value. However, if the specific facts and circumstances surrounding a security, or the outlook for its industry sector change, the Company may sell the security and realize a loss.

6.   VALUE OF ACQUIRED INSURANCE, CORE DEPOSITS AND GOODWILL

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     Goodwill and core deposits represent the excess of purchase price over the fair value of assets acquired in the purchases of Jackson Federal, Highland and the Fremont branch.

     In accordance with FAS 142, the Company annually reviews the recoverability of the goodwill asset. At December 31, 2003 and 2002, the goodwill asset was deemed to be recoverable, and, accordingly, no impairment adjustment was recorded.

6.   VALUE OF ACQUIRED INSURANCE, CORE DEPOSITS AND GOODWILL (CONTINUED)

     The amortization of acquired insurance, core deposits and goodwill was as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                          2003                2002                2001
                                                    -----------------   ------------------   ------------------
     Value of acquired insurance:
       Balance, beginning of year                     $  86,297          $  104,776          $  122,212

       Interest, at rates varying from 6.5% to 9.5%       7,174               8,953              10,625
       Amortization                                     (26,821)            (27,432)            (28,061)
                                                     -----------------   ------------------  ------------------
       Balance, end of year                              66,650              86,297             104,776
                                                     -----------------   ------------------  ------------------
                                                     -----------------   ------------------  ------------------

     Core deposits:
        Balance, beginning of year                          10,596               11,221              13,325
        Acquisitions and adjustments                           -                  1,598                  -
        Amortization                                       (2,332)               (2,223)             (2,104)
                                                     -----------------   ------------------  ------------------
                                                     -----------------   ------------------  ------------------
        Balance, end of year                                8,264                10,596              11,221
                                                     -----------------   ------------------  ------------------
                                                     -----------------   ------------------  ------------------

     Goodwill:
       Balance, beginning of year                          54,380                54,380              56,256

       Acquisitions and adjustments                             -                     -               1,042
          Amortization                                          -                     -              (2,918)
                                                     -----------------   ------------------  ------------------
                                                     -----------------   ------------------  ------------------
       Balance, end of year                                54,380                54,380              54,380
                                                     -----------------   ------------------  ------------------
                                                     -----------------   ------------------  ------------------

     Value of insurance in force, core deposits and goodwill:

          Balance, beginning of year                      151,273               170,377             191,793

          Acquisitions and adjustments                          -                 1,598               1,042

             Net amortization                             (21,979)              (20,702)            (22,458)

                                                     -----------------   ------------------  ------------------
                                                     -----------------   ------------------  ------------------
          Balance, end of year                        $   129,294         $    151,273       $      170,377
                                                     =================   ==================  ==================

     As noted previously, effective January 1, 2002, goodwill in the amount of $54.4 million is no longer amortized to earnings. The estimated future amortization expense of acquired insurance in force and core deposits, net of interest, is as follows (in thousands):

     2004                                     $      23,214
     2005                                            24,491
     2006                                            25,685
     2007                                             1,182
     2008                                               228
     Thereafter                                         114
                                              --------------
          Total                               $      74,914
                                              ==============

7.   SAVINGS DEPOSITS

     Savings deposits are summarized as follows at December 31, 2003 and 2002
(in thousands):
                                                           2003                                 2002
                                              --------------------------------     --------------------------------
                                                                  WEIGHTED                             WEIGHTED
                                                                   AVERAGE                             AVERAGE
                      TYPE                       AMOUNT             RATE             AMOUNT              RATE
                                              --------------    --------------    --------------    ---------------
     Non-interest bearing deposits              $    34,326          0.00%          $    23,345          0.00%
     Demand deposits                                 77,268          0.36                67,075          0.35
     Passbook and statement savings                  35,958          0.50               125,948          0.50
     Money market                                   276,618          1.61                70,740          2.12
     Time deposits                                  691,380          2.84               758,722          3.51
                                              --------------    --------------    --------------    ---------------
          Total                                 $ 1,115,550          2.30%          $ 1,045,830          2.92%
                                              ==============    ==============    ==============    ===============
7.   SAVINGS DEPOSITS (CONTINUED)

     The contractual maturities of time deposits, by year, at December 31, 2003 are as follows (in thousands):

     YEARS ENDING DECEMBER 31,
             2004                                 $ 376,097
             2005                                   109,931
             2006                                    52,082
             2007                                    74,315
             2008                                    78,955
                                              --------------
                Total                             $ 691,380
                                              ==============

     Interest expense on deposit accounts, included in interest credited on deposit liabilities, is summarized as follows (in thousands):
                                                                          YEARS ENDED DECEMBER 31,
                                                        -------------------------------------------------------------
                                                               2003                  2002                 2001
                                                        -------------------    -----------------    -----------------
     Demand, passbook and money market                         $     5,322      $     4,091           $    5,189

     Time deposits                                                  22,230
                                                                                     27,644               31,481
                                                        -------------------    -----------------    -----------------
          Total                                                $    27,552      $    31,735           $   36,670
                                                        ===================    =================    =================

     Time deposits greater than $100,000 totaled approximately $298.8 million and $340.1 million at December 31, 2003 and 2002, respectively.

8.   NOTES AND BANK DEBT

     The aggregate carrying value and fair value of notes and bank debt at December 31, 2003 and 2002 are as follows (in thousands):

                                                                                DECEMBER 31,
                                                                   2003                             2002
                                                        ----------------------------    -----------------------------
                                                          CARRYING                        CARRYING
                                                            VALUE       FAIR VALUE          VALUE       FAIR VALUE
                                                        -------------- -------------    -------------- --------------
       Surplus notes                                    $    249,223   $    296,470      $    249,212     $  288,065
       Federal Home Loan Bank Advances                       467,000        469,495           384,388        394,558
       PPMA Funds                                                            38,929           199,385        191,553
                                                              43,254
       Tuscany notes                                         229,919        229,919           270,523        270,523
                                                        -------------- -------------    -------------- --------------
                 Total                                  $    989,396   $  1,034,813      $  1,103,508    $ 1,144,699
                                                        ============== =============    ============== ==============

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2003, 2002 and 2001.

     FEDERAL HOME LOAN BANK ADVANCES
     Jackson Federal utilizes the credit programs offered by the Federal Home Loan Bank ("FHLB"). FHLB advances, maturing in years through 2008, totaled $467.0 million and $384.4 million at December 31, 2003 and 2002,

8.   NOTES AND BANK DEBT (CONTINUED)

     respectively, at weighted average interest rates of 2.08% and 3.33%, respectively. Fixed rate advances totaled $440.0 million and $356.6 million at December 31, 2003 and 2002, respectively. The advances are collateralized by mortgage loans and mortgage-backed securities totaling $875.9 million and $839.7 million at December 31, 2003 and 2002, respectively. Interest paid totaled $12.4 million, $15.1 million and $17.2 million in 2003, 2002 and 2001, respectively.

     PPMA FUNDS
     Consolidation of the PPMA Funds results in the debt obligations of the funds being reflected in the Company's consolidated financial statements.

     SIF I has issued $70.0 million of 8.36% Subordinated Secured Notes ("SIF I Notes") due December 15, 2005. Interest is due semi-annually. The SIF I Notes are collateralized and secured pursuant to an indenture between the issuer and Chase Bank of Texas, N.A., as trustee. The SIF I Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

     SIF I has also entered into a Senior Secured Credit Facility ("SIF I Facility") under which it may borrow up to $200.0 million. The SIF I Facility is a revolving extendable credit facility which matures June 15, 2004. Borrowings under the SIF I Facility bear interest at a variable rate. SIF I may choose rates based on the Eurodollar loan rate plus 1.75% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. There were no outstanding borrowings at December 31, 2003 and the outstanding borrowings at December 31, 2002 bore interest rates ranging from 3.56% to 3.69%.

     CBO II has issued $71.0 million of 7.8% Subordinated Secured Notes ("CBO II Notes") due December 15, 2004. Interest is due semi-annually. The CBO II Notes are secured pursuant to an indenture between the issuer and Texas Commerce Bank, N.A., as trustee. The CBO II Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

     CBO II also entered into a Senior Secured Credit Facility ("CBO II Facility") under which it could borrow up to $236.5 million. The CBO II Facility was a revolving extendable credit facility which matured on June 15, 2003. Borrowings under the CBO II Facility bore interest at a variable rate. CBO II chose rates based on the Eurodollar loan rate plus 1.00% per annum, or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. There were no outstanding borrowings at December 31, 2003 and the outstanding borrowings at December 31, 2002 bore interest rates ranging from 3.63% to 5.06%.

     Outstanding debt balances on the PPMA Funds at December 31, 2003 and 2002 are as follows (in thousands):

                                                      SIF I            CBO II           Total
                                                  --------------    -------------    -------------
         DECEMBER 31, 2003:
         Subordinated secured notes                $  30,304        $     12,950      $  43,254

         Revolving credit facility                         -                   -              -
                                                  --------------    -------------    -------------

         Total outstanding                         $  30,304        $     12,950      $  43,254
                                                  ==============    =============    =============

         DECEMBER 31, 2002:
         Subordinated secured notes                $  33,319        $     45,000      $  78,319
         Revolving credit facility                    78,375              42,691        121,066
                                                  --------------    -------------    -------------
         Total outstanding                         $ 111,694        $     87,691      $ 199,385
                                                  ==============    =============    =============

     Interest paid on the debt totaled $11.5 million, $11.8 million and $17.0 million in 2003, 2002 and 2001, respectively.

     TUSCANY NOTES
     On December 19, 2001, Tuscany issued $900.0 million of senior and subordinated notes. At issuance, the most senior notes, initially totaling
     $450.0 million, due February 25, 2010 were sold to unrelated parties. In
     2003, the second most senior notes, initially totaling $129.0 million, due
     February 25, 2015 were sold to unrelated parties.

8.   NOTES AND BANK DEBT (CONTINUED)

     The most senior notes bear interest at Libor plus .38% and the second most senior notes bear interest at Libor plus .47% (collectively, "Tuscany
     Notes"). At December 31, 2003 and 2002, the weighted average rate on the Tuscany Notes was 1.57% and 2.16%, respectively. Interest paid totaled $3.5 million, $7.9 million and $27 thousand in 2003, 2002 and 2001, respectively.

9.   REVERSE REPURCHASE AGREEMENTS

     During 2003 and 2002, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. Short-term borrowings under such agreements averaged $1,493.1 million and $365.9 million during 2003 and 2002, respectively, at weighted average interest rates of 0.67% and 1.43%, respectively. There was no outstanding balance under such borrowings at December 31, 2003 or 2002. Interest paid totaled $10.1 million, $5.2 million and $27.4 million in 2003, 2002 and 2001, respectively. The highest level of short-term borrowings at any month end was $2,481.1 million in 2003, and $521.4 million in 2002.

10.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     Effective December 31, 2002, upon approval of the Michigan Commissioner of
     Insurance, JNL ceded the guaranteed minimum death benefit coverage associated with variable annuities to an affiliate, Prudential Atlantic
     Reinsurance Company, Dublin, Ireland ("PARC"). PARC is a wholly owned subsidiary of Prudential. The 2002 income statement impact of the transaction was immaterial, as the initial reinsurance premium approximated the reinsurance recoverable arising under the treaty.

     The effect of reinsurance on premiums is as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2003               2002                2001
                                                     ------------------ ------------------  -----------------
     Direct life premiums                              $   327,425       $  338,093          $  337,250

     Assumed life premiums                                       7             (277)              3,519

     Less reinsurance ceded:
       Life                                               (126,829)        (126,122)           (117,620)
       Annuity                                             (27,192)         (59,000)                  -
                                                     ------------------ ------------------  -----------------
         Total net premiums                            $   173,411       $  152,694          $  223,149

                                                     ================== ==================  =================

     Components of the reinsurance recoverable asset are as follows (in thousands):
                                                                 DECEMBER 31,
                                                           2003               2002
                                                     ------------------ ------------------
     Ceded reserves:
       Life                                            $   504,537       $  440,284

       Annuity
                                                            46,313           58,240
     Ceded claims liability
                                                            18,965           14,071
     Ceded - other
                                                             8,609           12,436
                                                      ------------------ ------------------
       Total                                           $   578,424       $  525,031
                                                     ================== ==================

     Reserves reinsured through Brooke Life were $63.7 million and $65.4 million at December 31, 2003 and 2002, respectively. Reserves reinsured through PARC were $43.9 million and $58.2 million at December 31, 2003 and 2002, respectively.

11.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2003               2002                2001
                                                     ------------------ ------------------  -----------------
     Current tax expense (benefit)                     $   118,356        $   137,400        $     (15,588)

     Deferred tax expense (benefit)                         55,828           (285,863)            (101,474)
                                                     ------------------ ------------------  -----------------

     Federal income tax expense (benefit)              $   174,184        $  (148,463)       $    (117,062)
                                                     ================== ==================  =================

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2003, 2002 and 2001 as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2003               2002                2001
                                                     ------------------ ------------------  -----------------
     Income taxes at statutory rate                    $     174,160     $  (149,047)        $     (118,220)

     Other                                                        24             584                  1,158
                                                     ------------------ ------------------  -----------------
     Provision for federal income taxes                $     174,184     $  (148,463)        $     (117,062)
                                                     ================== ==================  =================

     Effective tax rate                                         35.0%           34.9%                  34.7%
                                                     ================== ==================  =================

     Federal income taxes paid (received) were $182.4 million, $(45.0) million and $71.0 million in 2003, 2002 and 2001, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):
                                                                                            DECEMBER 31,
                                                                                      2003                2002
                                                                                ------------------ -------------------

     GROSS DEFERRED TAX ASSET

     Policy reserves and other insurance items                                  $         640,042  $         573,634
     Difference between financial reporting and the tax basis of:
          Investments                                                                     608,768            619,462
          Deferred compensation                                                            37,279             30,757
     Other, net                                                                            23,953             18,794
                                                                                ------------------ -------------------
     Total gross deferred tax asset                                                     1,310,042          1,242,647
                                                                                ------------------ -------------------


     GROSS DEFERRED TAX LIABILITY


     Deferred acquisition costs                                                          (483,990)          (524,287)
     Difference between financial reporting and the tax basis of:
        Value of the insurance in-force                                                   (23,328)           (30,204)
        Other assets                                                                       (9,046)            (2,194)
     Net unrealized gains on available for sale securities                               (756,016)          (398,715)
     Other, net                                                                           (12,848)           (10,477)
                                                                                ------------------ -------------------
     Total gross deferred tax liability                                                (1,285,228)          (965,877)
                                                                                ------------------ -------------------

     Net deferred tax asset                                                     $           24,814 $         276,770
                                                                                ================== ===================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

     At December 31, 2003, the Company had a federal tax capital loss carryforward of approximately $237.5 million, which will expire in the years 2006 through 2008.


12.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. At this time, it is not possible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2003 and 2002, the Company's reserve for future state guaranty fund assessments was $45.7 million and $41.0 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company has unfunded commitments related to its investments in limited partnerships totaling $386.3 million and $482.8 million at December 31, 2003 and 2002, respectively.

     The Company leases office space and equipment under several operating leases that expire at various dates through 2010. In 2002, JNL sold and leased back certain aircraft and computer software valued at $39.9 million. There was no gain or loss on the sale-leaseback transactions. Lease expense was $31.8 million, $15.2 million and $17.1 million in 2003, 2002 and 2001, respectively. Future minimum payments under these noncancellable operating leases are as follows (in thousands):

           2004                  $  16,873
           2005                     16,284
           2006                      5,691
           2007                      5,528
           2008                      5,114
           Thereafter                4,489
                                 -------------
           Total                 $  53,979
                                 =============

     JNL subleased office space under several operating leases that expire at various dates through 2008. Total future lease income to be received on the subleased property is $3.1 million. Lease income for the subleased property totaled $0.2 million in 2003.

13.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net gain from operations or 10% of the Company's statutory surplus for the prior year. In 2004, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $340 million.

     The Company received capital contributions from its parent of $49.3 million in 2003 and $614.4 million in 2002. The capital contributions included $29.3 million and $24.4 million in 2003 and 2002, respectively, from Brooke Life forgiving an intercompany tax liability. Dividend payments were $85.2 million, $142.0 million and $131.1 million in 2003, 2002 and 2001, respectively.

     Statutory capital and surplus of the Company was $3.0 billion and $2.9 billion at December 31, 2003 and December 31, 2002, respectively. Statutory net income (loss) of the Company was $148.3 million, $(258.4) million and $(201.6) million in 2003, 2002 and 2001, respectively.

13.  STOCKHOLDER'S EQUITY (CONTINUED)

     The Michigan Commissioner of Insurance has indicated that the Office of Financial and Insurance Services will grant a permitted practice effective January 1, 2003 with respect to accounting for derivatives. This permitted practice will result in a decrease to statutory surplus of approximately $40.0 million at December 31, 2003.

     The Company, with the explicit permission of the Michigan Commissioner of Insurance, recognized at December 31, 2002, the reserve credit for reinsurance ceded to an unauthorized affiliated reinsurer. Collateral, in the form of letters of credit, was secured on January 30, 2003. This permitted practice resulted in an increase to statutory surplus of $388.6 million at December 31, 2002.

     Jackson Federal is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum requirements would subject Jackson Federal to various regulatory actions ranging from increased scrutiny to conservatorship. At December 31, 2003, Jackson Federal is categorized as well capitalized under the regulatory framework for prompt corrective action established by the Office of Thrift Supervision.

14.  OTHER RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc., a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $32.7 million, $32.9 million and $28.5 million to PPM for investment advisory services during 2003, 2002 and 2001, respectively.

     In 2003, JNL entered into shared services administrative agreements with affiliates PPM America, Inc. ("PPMA") and National Planning Holding Company, Inc. ("NPH"). Under the shared services administration agreements, JNL allocated $7.1 million of certain management and corporate services expenses to affiliates.

     In 2003, JNL provided a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures on September 9, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.25% per annum. There was no balance outstanding at December 31, 2003. During the year, interest and commitment fees totaled $100 thousand.

     In 2003, JNL provided a $20.0 million revolving credit facility to Investment Centers of America, Inc., a wholly owned subsidiary of NPH. The loan is unsecured, matures on November 14, 2008, accrues interest at LIBOR plus 2% per annum, and has a commitment fee of 0.10% per annum. There was no balance outstanding at December 31, 2003. During the year, interest and commitment fees totaled $6 thousand.

     On March 12, 2001, Prudential announced that it had entered into a merger agreement ("Merger Agreement") with American General Corporation ("American General), a diversified financial services organization. On April 3, 2001, American International Group, Inc. announced that it made a conditional proposal to acquire American General. On May 11, 2001, Prudential announced that the merger agreement with American General was officially terminated. In December 2001, JNL received approximately $85.6 million from Prudential for certain guaranteed completion and integration expenses related to the aborted merger, resulting in a $28.7 million capital contribution equal to the tax benefit associated with the payments.

15.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $8.1 million, $7.1 million and $5.9 million in 2003, 2002 and 2001, respectively.

15.  BENEFIT PLANS (CONTINUED)

     The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees. At December 31, 2003 and 2002, the liability for such plans totaled $113.2 million and $91.5 million, respectively. JNL invests general account assets in selected mutual funds in amounts similar to participant elections as a hedge against significant movement in the payout liability. Accordingly, the Company's expense related to these plans is limited to minor administrative costs.

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial Statements:

     (1)  Financial statements and schedules included in Part A:

          Condensed Financial Information

     (2)  Financial statements and schedules included in Part B:

          Jackson National Separate Account III
          Report of Independent Accountants
          Statement of Assets and Liabilities as of December 31, 2003 Statement of Operations for the Year Ended December 31, 2003 Statement of Changes in Net Assets for the Years Ended December 31,
                2003 and December 31, 2002
          Notes to Financial Statements

          Jackson National Life Insurance Company:
          Report of Independent Accountants
          Consolidated Balance Sheet at December 31, 2003 and 2002 Consolidated Income Statement for the years ended December 31, 2003,
                2002 and 2001
          Consolidated Statement of Stockholder's Equity and Comprehensive Income for the years ended December 31, 2003, 2002 and 2001 Consolidated Statement of Cash flows for the years ended December
                31, 2003, 2002 and 2001
          Notes to Consolidated Financial Statements

Item 24(b) Exhibits

Exhibit No.             Description

1.   Resolution of Depositor's Board of Directors  authorizing the establishment
     of  the  Registrant,   incorporated   by  reference  to  the   Registrant's
     Pre-Effective Amendment Number 1 filed via EDGAR on March 23, 1998.

2.   Not Applicable

3. General Distributor Agreement dated March 16, 1998, incorporated by reference to the Registrant's Pre-Effective Amendment Number 1 filed via EDGAR on March 23, 1998.

4.   Form  of  Perspective   Advisors  Fixed  and  Variable  Annuity   Contract,
     incorporated by reference to Registrant's Registration Statement filed via EDGAR on November 26, 1997.

4.a. Form  of  Perspective   Advisors  Fixed  and  Variable  Annuity   Contract,
     incorporated by reference to Registrant's Post Effective Amendment No. 6 filed via EDGAR on October 10, 2001.

4.b. Specimen of Spousal Continuation Endorsement, incorporated by reference to Registrant's Post Effective Amendment No. 6 filed via EDGAR on October 10, 2001.

4.c. Specimen of Preselected Death Benefit Option Endorsement, incorporated by reference to Registrant's Post Effective Amendment No. 7 filed via EDGAR on April 29, 2002.

4.d. Specimen of Guaranteed Otion Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed via EDGAR on April 20, 2003.

5. Form of Perspective Advisors Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment Number 1 filed via EDGAR on March 23, 1998.

5.a. Specimen of Perspective Advisors Fixed and Variable Annuity Application incorporated by reference to Registrant's Post Effective Amendment No. 6 filed via EDGAR on October 10, 2001.

6.a. Articles of Incorporation of Depositor, incorporated by reference to Registrant's Registration Statement filed via EDGAR on November 26, 1997.

6.b. Bylaws of Depositor, incorporated by reference to Registrant's Registration
     Statement filed via EDGAR on November 26, 1997.

7. Form of Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to Registrant's Post Effective Amendment No. 9 filed via EDGAR on December 15, 2003.

8.   Not Applicable

9.   Opinion and Consent of Counsel, attached hereto.

10.  Consent of Independent Accountants (KPMG), attached hereto.

11.  Not Applicable

12.  Not Applicable

13. Schedule of Computation of Performance, incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed via EDGAR on November 5, 1998.

13a. Schedule of Computation of Performance, incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement filed via EDGAR on April 20, 2003.


Item 25.  Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Richard D. Ash                     Vice President -
         1 Corporate Way                    Actuary & Appointed Actuary
         Lansing, MI 48951

         John B. Banez                      Vice President -
         1 Corporate Way                    Systems and Programming
         Lansing, MI 48951

         James Binder                       Vice President -
         1 Corporate Way                    Finance and Corporate Strategy
         Lansing, MI 48951

         John H. Brown                      Vice President - Government
         1 Corporate Way                    Relations
         Lansing, MI 48951

         Joseph Mark Clark                  Vice President -
         1 Corporate Way                    Policy Administration
         Lansing, MI 48951

         Marianne Clone                     Vice President - Administration
         1 Corporate Way
         Lansing, MI 48951

         James B. Croom                     Vice President &
         1 Corporate Way                    Deputy General Counsel
         Lansing, MI 48951

         Gerald W. Decius                   Vice President -
         1 Corporate Way                    Systems Application Coordinator
         Lansing, MI 48951

         Lisa C. Drake                      Senior Vice President & Chief
         1 Corporate Way                    Actuary
         Lansing, MI 48951

         Robert A. Fritts                   Senior Vice President &
         1 Corporate Way                    Controller - Financial
         Lansing, MI 48951                  Operations

         Victor A. Gallo                    Senior Vice President -
         1 Corporate Way                    Group Pension
         Lansing, MI 48951

         James D. Garrison                  Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         Julia A. Goatley                   Assisant Secretary
         1 Corporate Way
         Lansing, MI 48951

         James Golembiewski                 Vice President - Compliance
         1 Corporate Way
         Lansing, MI 48951

         Lou E. Hensley                     Vice President - Corporate
         1 Corporate Way                    Development
         Lansing, MI 48951

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, MI 48951                  Treasurer & Director

         Stephen A. Hrapkiewicz, Jr.        Senior Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI 48951

         Clifford J. Jack                   Executive Vice President and
         8055 E. Tufts Avenue               Chief Distribution Officer
         Suite 1000
         Denver, CO 80237

         Cheryl L. Johns                    Vice President - Life Division
         1 Corporate Way
         Lansing, MI 48951

         Timo P. Kokko                      Vice President - Support
         1 Corporate Way                    Services
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Lynn W. Lopes                      Vice President - Group
         1 Corporate Way                    Pension
         Lansing, MI 48951

         Clark P. Manning                   President & Chief Executive Officer
         1 Corporate Way                    & Director
         Lansing, MI 48951

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    General Counsel &
         Lansing, MI 48951                  Secretary

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         Jacky Morin                        Vice President -
         1 Corporate Way                    Group Pension
         Lansing, MI 48951

         P. Chad Myers                      Senior Vice President - Asset/
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         J. George Napoles                  Executive Vice President &
         1 Corporate Way                    Chief Administration Officer
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Fund
         225 W. Wacker Drive                Accounting and Administration
         Suite 1200
         Chicago, IL 60606

         Russell E. Peck                    Vice President & Assistant
         1 Corporate Way                    Controller - Financial Reporting
         Lansing, MI 48951

         Bradley J. Powell                  Vice President - Institutional
         210 Interstate North Parkway       Marketing Group
         Suite 401
         Atlanta, GA 30339-2120

         Laura L. Prieskorn                 Vice President - Model Office
         1 Corporate Way
         Lansing, Michigan 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         James R. Sopha                     Executive Vice President -
         1 Corporate Way                    Corporate Development
         Lansing, MI 48951

         Robert M. Tucker, Jr.              Vice President - Regional IT
         1 Corporate Way
         Lansing, MI 48951

         Michael A. Wells                   Chief Operating Officer
         401 Wilshire Boulevard             & Director
         Suite 1200
         Santa Monica, CA 90401

         Karen S. Weidman                   Vice President - Denver Service
         8055 E. Tufts Avenue               Center
         Suite 1000
         Denver, CO 80237

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.

           Company             State of Organization          Control/Ownership           Business Principal

Alaiedon, LLC                   Michigan                     100% Hermitage
                                                             Management LLC

Alcona Funding LLC              Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Berrien Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Brooke Finance Corporation      Delaware                     100% Brooke Holdings, Inc.   Finance Company

Brooke Holdings, Inc.           Delaware                     100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Brooke Holdings (UK) Limited    United Kingdom               100% Holborn Delaware        Holding Company Activities
                                                             Corporation

Brooke Investment, Inc.         Delaware                     100% Brooke Holdings, Inc.   Investment Related Company

Brooke Life Insurance Company   Michigan                     100% Brooke Holdings, Inc.   Life Insurance

Brooke (Jersey) Limited         United Kingdom               100% Prudential One Limited  Holding Company Activities

Calhoun Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Crescent Telephone              Delaware                     100% Jackson National Life   Telecommunications
                                                             Insurance Company

Curian Capital, LLC             Michigan                     100% Jackson National Life   Registered Investment
                                                             Insurance Company            Advisor

GCI Holding Corporation         Delaware                     70% Jackson National Life    Holding Company Activities
                                                             Insurance Company

Gloucester Holdings             Delaware                     100% Jackson National Life   Adhesives
                                                             Insurance Company

GS28 Limited                    United Kingdom               100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Hermitage Management, LLC       Michigan                     100% Jackson National Life   Advertising Agency
                                                             Company Insurance

Holborn Delaware Corporation    Delaware                     80% Prudential One           Holding Company Activities
                                                             Limited, 10% Prudential
                                                             Two Limited, 10%
                                                             Prudential Three Limited

Holliston Mills                 Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

Industrial Coatings Group       Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

IFC Holdings, Inc.              Delaware                     100% National Planning       Broker/Dealer
                                                             Holdings Inc.

Investment Centers of America   Delaware                     100% IFC Holdings, Inc.      Broker/Dealer

Jackson Federal Bank            USA                          100% Jackson National        Savings & Loan
                                                             Life Insurance Company

JNL Investors Series Trust      Massachusetts                100% Jackson National        Investment Company
                                                             Life Insurance Company

Jackson National Asset          Michigan                     100% Jackson National Life   Investment Adviser and
Management, LLC                                              Insurance Company            Transfer Agent

Jackson National Life           Bermuda                      100% Jackson National        Life Insurance
(Bermuda) Ltd.                                               Life Insurance Company

Jackson National Life           Delaware                     100% Jackson National Life   Advertising/Marketing
Distributors, Inc.                                           Insurance Company            Corporation and
                                                                                          Broker/Dealer

Jackson National Life           New York                     100% Jackson National Life   Life Insurance
Insurance Company of New York                                Insurance Company

JNLI LLC                        Delaware                     100% Jackson National Life   Tuscany Notes
                                                             Insurance Company

JNL Securities, LLC             Michigan                     100% Curian Capital, LLC     Broker/Dealer and
                                                                                          Insurance Agency

JNL Series Trust                Massachusetts                Common Law Trust with        Investment Company
                                                             contractual association
                                                             with Jackson National Life
                                                             Insurance Company of New
                                                             York

JNL Variable Fund LLC           Delaware                     100% Jackson National        Investment Company
                                                             Separate Account - I

JNL Variable Fund III LLC       Delaware                     100% Jackson National        Investment Company
                                                             Separate Account III

JNL Variable Fund IV LLC        Delaware                     100% Jackson National        Investment Company
                                                             Separate Account IV

JNL Variable Fund V LLC         Delaware                     100% Jackson National        Investment Company
                                                             Separate Account V

JNLNY Variable Fund I LLC       Delaware                     100% JNLNY Separate          Investment Company
                                                             Account I

JNLNY Variable Fund II LLC      Delaware                     100% JNLNY Separate          Investment Company
                                                             Account II

LePages Management Company, LP  Delaware                     50% LePage's MC, LLC

LePages MC, LLC                 Delaware                     100% PPM Management, Inc.

National Planning Corporation   Delaware                     100% National Planning       Broker/Dealer and
                                                             Holdings, Inc.               Investment Adviser

National Planning Holdings,     Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities
Inc.

Piedmont Funding LLC            Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

PPM Holdings, Inc.              Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities

Prudential Atlantic             Ireland                      100% Prudential              Reinsurance
Reinsurance Company                                          Corporation
                                                             Holdings Limited

Prudential Corporation          United Kingdom               100% Prudential              Holding Company Activities
Holdings Limited                                             Corporation plc

Prudential plc                  United Kingdom               Publicly Traded              Financial Institution

Prudential One Limited          United Kingdom               100% Prudential              Holding Company Activities
                                                             Corporation Holdings
                                                             Limited

Prudential Two Limited          United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Three Limited        United Kingdom               100% Prudential One Limited  Holding Company Activities

SII Investments, Inc.           Wisconsin                    100% National Planning       Broker/Dealer
                                                             Holdings, Inc.


Item 27. Number of Contract Owners as of March 2, 2004.

                  Non-Qualified - 3,547
                  Qualified - 1,508

Item 28. Indemnification

         Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account III. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I and the JNLNY Separate Account II.

(b)  Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address          Positions and Offices with Underwriter

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                  Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                   President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                      Vice President - Product Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                     Vice President - Finance
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows             Vice President - Fixed Annuities Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                      Vice President - Market Planning and
8055 E. Tufts Avenue               Analysis
Suite 1100
Denver, CO 80237

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, GA 30339-2120

Doug Campbell                      Senior Vice President and National Sales
8055 E. Tufts Avenue               Director
Suite 1100
Denver, CO 80237

Maura Collins                      Vice Presdent - Regulatory Accounting and
8055 E. Tufts Avenue               Special Projects
Suite 1100
Denver, CO 80237

Robert DeChellis                   Executive Vice President - National Sales
8055 E. Tufts Avenue               Manager
Suite 1000
Denver, CO 80237

Anthony L. Dowling                 Assistant Vice President and
8055 E. Tufts Avenue               Chief Compliance Officer
Suite 1100
Denver, CO 80237

Joseph D. Emanuel                  Executive Vice President
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Steve Goldberg                     Vice President - Guaranteed Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

Luis Gomez                         Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                      Vice President - Market Research
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

John Kawauchi                      Senior Vice President - Marketing
8055 E. Tufts Avenue               and Corporate Communications
Suite 1100
Denver, CO 80237

Steve Kluever                      Vice President - Variable Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

Nicholas Koutouras                 Vice President - Offshore Product Management
401 Wilshire Boulevard
Suite 1200
Santa Monica, CA 90401

David R. Lilien                    Senior Vice President - National Sales
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

James Livingston                   Senior Vice President - Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                      Vice President - Business Development and
8055 E. Tufts Avenue               Chief of Staff
Suite 1100
Denver, CO 80237

Thomas J. Meyer                    Secretary
1 Corporate Way
Lansing, MI 48951

Dora Monahan                       Vice President - Life Insurance Product
8055 E. Tufts Avenue               Management
Suite 1100
Denver, CO 80237

Michael Nicola                     Vice President - Strategic Relationships
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                      Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Marilynn Scherer                   Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                         Senior Vice President - Project Management/
8055 E. Tufts Avenue               Business Solutions
Suite 1100
Denver, CO 80237

David Sprague                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                Vice President - Variable Annuity Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                      Vice President, Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - Communications
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

(c)

                            COMPENSATION ON
   NAME OF PRINCIPAL         DISCOUNTS AND      REDEMPTION OR
      UNDERWRITER             COMMISSIONS       ANNUITIZATION       BROKERAGE COMMISSIONS    COMPENSATION

Jackson National Life    Not Applicable          Not Applicable          Not Applicable          Not Applicable
Distributors, Inc.

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
8055 East Tufts Ave., Second Floor
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item 31. Management Services

Not Applicable

Item 32. Undertakings and Representations

(a)        Not Applicable.

(b)        Not Applicable.

(c)        Not Applicable.

(d) Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

(e) Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28,
           1988) which permits withdrawal restrictions to the extent necessary to comply with IRC Section 403(b)(11).

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 30th day of April 2004.

                      Jackson National Separate Account III
                      ----------------------------------------
                      (Registrant)

                   By: Jackson National Life Insurance Company
                      ----------------------------------------

                   By:  /s/  Andrew B. Hopping
                               By Thomas J. Meyer*
                        ---------------------------------------
                        Andrew B. Hopping
                        Executive Vice President -
                      Chief Financial Officer and Director

                     Jackson National Life Insurance Company
                      ----------------------------------------
                                   (Depositor)

                   By:  /s/  Andrew B. Hopping
                        By Thomas J. Meyer*
                        ---------------------------------------
                        Andrew B. Hopping
                        Executive Vice President -
                      Chief Financial Officer and Director

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Clark P. Manning by Thomas J. Meyer*                 April 30, 2004
--------------------------------------------             ---------------
Clark P. Manning, President, Chief
Executive Officer and Director


/s/ Michael A. Wells by Thomas J. Meyer*                 April 30, 2004
--------------------------------------------             ---------------
Michael A. Wells, Director


/s/ Andrew B. Hopping by Thomas J. Meyer*                April 30, 2004
--------------------------------------------             ---------------
Andrew B. Hopping, Executive Vice President -
Chief Financial Officer and Director


/s/ Robert A. Fritts by Thomas J. Meyer*                 April 30, 2004
--------------------------------------------             ---------------
Robert A. Fritts, Senior Vice President
and Controller - Financial Operations


* Thomas J. Meyer, Attorney-in-Fact

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account III (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

     IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 6th day of January 2003.


/s/ Clark P. Manning
--------------------------------------
Clark P. Manning, President, Chief
Executive Officer and Director


/s/ Michael A. Wells
--------------------------------------
Michael A. Wells, Director


/s/ Andrew B. Hopping
--------------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director


/s/ Robert A. Fritts
--------------------------------------
Robert A. Fritts, Vice President
and Controller - Financial Operations

                                  EXHIBIT LIST

Exhibit No.      Description

9.   Opinion and Consent of Counsel, attached hereto as EX-99.9.

10.  Consent of Independent Accountants (KPMG), attached hereto as EX-99.10.